Filed with the Securities and Exchange Commission on December 27, 2012
1933 Act Registration File No. 333-100289
1940 Act File No. 811-21210

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 18	[X]
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 18	[X]

Alpine Income Trust
(Exact Name of Registrant as Specified in Charter)

2500 Westchester Avenue, Suite 215
Purchase, New York 10577
(Address of Principal Executive Offices)

1-888-785-5578
(Registrant's Telephone Number, Including Area Code

Samuel A. Lieber
Alpine Woods Capital Investors, LLC
2500 Westchester Avenue, Suite 215
Purchase, New York 10577
(Name and address of Agent for Service)

Copy to:
Rose F. DiMartino, Esq.
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, New York 10019
Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[ ]	on _____________ pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on February 28, 2013 pursuant to paragraph (a)(1)
[X]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on _____________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PROSPECTUS

Subject to Completion,
[February 28], 2013

Alpine Income Trust

Alpine High Yield Managed Duration Municipal Fund	Institutional Class	[XXXXX]
	Class A	[XXXXX]

Alpine Funds
c/o Boston Financial Data Services, Inc.
PO Box 8061
Boston, MA 02266

1-888-785-5578

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

Summary Section	1
Alpine High Yield Managed Duration Municipal Fund	1
More on the Fund’s Investment Strategies, Investments and Risks	7
Management of the Fund	13
Portfolio Manager	14
Net Asset Value	15
How to Buy Shares	15
Earning Dividends	16
Purchases by Mail	16
Purchases by Internet	17
Purchases by Wire	17
Purchases by Telephone	18
Additional Information	18
Exchange Privilege	19
Exchanges by Telephone	20
Exchanges by Mail	20
Exchanges by Internet	20
How to Redeem Shares	21
Earning Dividends	21
Redeeming Shares by Mail	21
Redeeming Shares by Telephone	21
Additional Redemption Information	22
Redemption Fees	23
Tools to Combat Frequent Transactions	23
Shareholder Services	24
Automatic Investment Plan	24
Telephone Investment Plan	24
Systematic Cash Withdrawal Plan	25
Investments through Employee Benefit and Savings Plans	25
Tax Sheltered Retirement Plans	25
Householding	25
Internet Account Access and Trading	25
Distribution of Fund Shares	25
Distributor	25

Dividends, Distributions and Taxes	28
Dividends and Distributions	28
Taxes	28
Financial Highlights	30
Notice of Privacy Policy	31
Additional Information	32

Summary Section

Alpine High Yield Managed Duration Municipal Fund

Investment Objective

The investment objective of the Alpine High Yield Managed Duration Municipal Fund (the “Fund”) is to seek a high level of current income exempt from federal income tax.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in the Fund’s Class A Shares. More information about these and other discounts is available from your financial professional and in the Fund’s prospectus and statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.50%	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None	None
Redemption Fee (as a percentage of amount redeemed within less than 60 days of purchase)	0.25%	0.25%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses (1)	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%
Fee Waiver and/or Expense Reimbursements (2)	[ ]%	[ ]%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursements(2)	[ ]%	[ ]%

(1)	“Other Expenses” have been estimated for the current fiscal year. Actual expenses may be different.

(2)
Effective [DATE], Alpine Woods Capital Investors, LLC (the “Adviser”) has agreed contractually to waive its fees and to absorb expenses of the Fund to the extent necessary to ensure that ordinary operating expenses (including 12b-1 fees, where applicable, but excluding interest, brokerage commissions and extraordinary expenses) do not exceed annually [  ]% of the average net assets of the Class A Shares and [  ]% of the average net assets of the Institutional Class. Subject to annual approval by the Board of Trustees of the Alpine Income Trust (the “Board of Trustees”), this arrangement will remain in effect until at least February 28, 2014. “Total Annual Operating Expenses after Fee Waiver and/or Expense Reimbursements” have been restated to reflect the current expense cap.

1

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
Class A	$[ ]	$[ ]
Institutional Class	$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating expenses or in the example, affect the Fund’s performance. The Fund is newly offered; therefore, it does not have a turnover rate to report for the most recent fiscal year.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in municipal obligations that are exempt from federal income tax (including securities subject to alternative minimum tax).   The Fund can invest substantial amounts of its assets in private activity municipal securities that pay interest that is tax-exempt but which may be a “tax-preference item” for investors subject to alternative minimum taxation.

The Fund has a flexible investment strategy and may invest in obligations of any credit quality and duration.  The Fund invests at least 50% of its assets in municipal bonds rated BBB/Baa or lower by independent rating agencies or the unrated equivalent as determined by the Adviser at the time of investment. Split rated bonds will be considered to have the higher credit rating. Municipal bonds rated below investment grade (BB/Ba or lower) are commonly known as “high yield” or “junk” bonds.  Municipal bonds in which the fund may invest include, but are not limited to, general obligation bonds, revenue bonds, private activity bonds, moral obligation bonds, municipal notes, municipal commercial paper, municipal lease obligations and tender option bonds.

The Fund seeks to maintain an effective portfolio duration between 3 and 7 years, however, it can buy securities of any maturity.  Because of events affecting the bond markets and interest rate changes, the duration of the portfolio might not meet the target at all times.

The Fund can invest up to 25% of its total assets in tobacco-related bonds without an appropriation pledge that makes payments only from a state’s interest in the Master Settlement Agreement.

The Fund may invest in U.S. Treasuries for defensive investment purposes.

The Fund can borrow up to one-third of its assets (including the amount borrowed) from banks. It can use those borrowings for a number of purposes, including for purchasing securities (or leverage), to meet redemption obligations, for temporary and emergency purposes.  However, the Fund does not intend to use leverage more than, in the aggregate, up to 10% of the value of its total assets to increase its holdings of portfolio securities.

In selecting investments for the Fund, the portfolio manager generally looks for a wide range of U.S. issuers and securities that provide high current income, including unrated bonds and securities of smaller issuers that offer high current income and might be overlooked by other investors and funds. The portfolio manager also focuses on securities with coupon interest or accretion rates, current market interest rates, callability and call prices that might change the effective maturity of particular securities.  The portfolio manager may consider selling a security if any of these factors no longer applies to a security purchased for the Fund, but are not required to do so.

2

The Fund’s 80% investment policy may be changed by the Board of Trustees upon 60 days’ prior notice to shareholders.

Principal Investment Risks

Investment in the Fund, like any investment, is subject to certain risks. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund’s shares to increase or decrease. You could lose money on an investment. By itself, the Fund does not constitute a balanced investment program.

●
Borrowing and Leverage Risk — When the Fund borrows for leverage, changes in the value of the Fund’s investments will have a larger effect on its share price than if it did not borrow. Borrowing results in interest payments to the lenders and related expenses. The costs of borrowing for investment purposes might reduce the Fund’s return if the yield on the securities purchased is less than the borrowing costs.

●
Credit Risk — The credit quality and liquidity of the Fund’s investments in municipal obligations and other debt securities may be dependent in part on the credit quality of third parties, such as banks and other financial institutions, which provide credit and liquidity enhancements to the Fund’s investments. Adverse changes in the credit quality of these third parties could cause losses to the Fund and affect its share price.

●
Debt Securities Risk — Debt securities, such as bonds, involve credit risk and interest rate risk. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

●	Fixed Income Securities Risk — Fixed income securities are subject to issuer risk, interest rate risk and market risk.

●
Interest Rate Risk — Interest rates may rise resulting in a decrease in the value of the securities held by the Fund, or may fall resulting in an increase in the value of such securities. Securities having longer maturities generally involve a greater risk of fluctuations in the value resulting from changes in interest rates. Securities having shorter maturities generally involve less risk of fluctuations in the value resulting from changes in interest rates, but generally have lower yields than securities having longer maturities.  Securities having shorter maturities are also subject to reinvestment risk, which is the risk that if interest rates fall the Fund may need to invest the proceeds of redeemed securities in securities with lower interest rates.

●
Issuer Risk — Changes in the financial condition of the issuer of an obligation, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal.

●
Junk Bond Risk — Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

●
Land-Secured or “Dirt” Bonds Risk — These special assessment or special tax bonds are issued to promote residential, commercial or industrial growth and redevelopment. They are exposed to real estate development-related risks. The bonds could default if the developments failed to progress as anticipated or if taxpayers failed to pay the assessments, fees and taxes specified in the financing plans for a project.

●
Liquidity Risk — Some securities held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

3

●	Management Risk — The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to under perform when compared to other funds with similar investment goals.

●	Market Risk — The price of a security held by the Fund may fall due to changing market, economic or political conditions.

●
Medium- and Lower-Grade Municipal Securities Risk — Securities which are in the medium- and lower-grade categories generally offer higher yields than are offered by higher-grade securities of similar maturity, but they also generally involve more volatility and greater risks, such as greater credit risk, market risk, liquidity risk, management risk, and regulatory risk. Furthermore, many medium- and lower-grade securities are not listed for trading on any national securities exchange and many issuers of medium- and lower-grade securities choose not to have a rating assigned to their obligations by any nationally recognized statistical rating organization. As a result, the Fund’s portfolio may consist of a higher portion of unlisted or unrated securities as compared with an investment company that invests solely in higher-grade securities. Unrated securities are usually not as attractive to as many buyers as are rated securities, a factor which may make unrated securities less marketable. These factors may have the effect of limiting the availability of the securities for purchase by the Fund and may also limit the ability of the Fund to sell such securities at their fair value either to meet redemption requests or in response to changes in the economy or the financial markets.

●
Municipal Market Volatility and Illiquidity Risk — The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund’s books. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices.

●
Municipal Sector Concentration Risk — While the Fund does not invest more than 25% of its total assets in a single industry, certain types of municipal securities (such as general obligation, general appropriation, special assessment and special tax bonds) are not considered a part of any “industry” for purposes of this industry concentration policy. Therefore, the Fund may invest more than 25% of its total assets in these types of municipal securities. These types of municipal securities may finance, or pay interest from the revenues of, projects that tend to be impacted in the same way by economic, business or political developments which would increase credit risk. For example, legislation on the financing of a project or a declining economic need for the project would likely affect all similar projects.

●
Municipal Securities Risk — Municipal securities include, but are not limited to, revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that the Fund’s assets are invested in private activity bonds, the Fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Municipal securities also include moral obligation bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities. Municipal lease obligations also are subject to the risk that the municipality will not appropriate funds for lease payments.

There may be less information available on the financial condition of issuers of municipal securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell municipal securities, especially on short notice, and municipal securities may be more difficult for the Fund to value accurately than securities of public corporations. In addition, municipal securities are subject to the risk that their tax treatment could be changed by the U.S. Congress or state legislatures, thereby affecting the value of outstanding municipal securities.

4

●
Tax Risk —The Fund’s investments in municipal securities rely on the opinion of the issuer’s bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, after the Fund buys a security, the Internal Revenue Service may determine that a bond issued as tax-exempt should in fact be taxable and the Fund’s dividends with respect to that bond might be subject to federal income tax.

●
Tender Option Bonds Risk — Tender option bonds are synthetic floating-rate or variable-rate securities issued when long-term bonds are purchased in the primary or secondary market and then deposited into a trust. Tender option bonds may be considered derivatives, and may expose the Fund to the same risks as investments in derivatives, as well as risks associated with leverage, especially the risk of increased volatility.

●
Tobacco Related Bonds Risk — In 1998, the largest U.S. tobacco manufacturers reached an out of court agreement, known as the Master Settlement Agreement (the “MSA”), to settle claims against them by 46 states and six other U.S. jurisdictions. The tobacco manufacturers agreed to make annual payments to the government entities in exchange for the release of all litigation claims. A number of the states have sold bonds that are backed by those future payments. The Fund may invest in two types of those bonds: (i) bonds that make payments only from a state’s interest in the MSA and (ii) bonds that make payments from both the MSA revenue and from an “appropriation pledge” by the state. An “appropriation pledge” requires the state to pass a specific periodic appropriation to make the payments and is generally not an unconditional guarantee of payment by a state.

The settlement payments are based on factors, including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. Payments could be reduced if consumption decreases, if market share is lost to non-MSA manufacturers, or if there is a negative outcome in litigation regarding the MSA.

Performance

The Fund has not commenced operations. Once the Fund has a performance record of at least one calendar year, a bar chart and performance table will be included in this prospectus.

Management

Investment Adviser

Alpine Woods Capital Investors, LLC serves as the Fund’s investment adviser.

Portfolio Managers

Mr. Steven C. Shachat, Lead Portfolio Manager and Managing Director of the Adviser, Mr. Mark Taylor, Associate Portfolio Manager and Head of Municipal Research, and Mr. Jonathon Mondillo, Associate Portfolio Manager and Head of Trading, are the portfolio managers primarily responsible for the investment decisions of the Fund and have managed the Fund since its inception.

Purchase and Sale of Fund Shares

Class A

You may purchase or redeem Fund shares on any day the NYSE is open by contacting your financial intermediary. The minimum initial amount of investment in Class A Shares of the Fund is $2,500. There is no minimum for subsequent investments.

5

Institutional Class

You may purchase, redeem or exchange Fund shares on any business day by written request via mail (Alpine Funds, c/o Boston Financial Data Services, Inc., PO Box 8061, Boston, MA 02266), by wire transfer, by telephone at 1-888-785-5578, or through a financial intermediary. The minimum initial amount of investment in Institutional Class Shares of the Fund is $250,000. There is no minimum for subsequent investments if payment is mailed by check, otherwise the minimum is $100.

Tax Information

The Fund intends to distribute income that is exempt from regular federal income tax. Portions of the Fund’s distributions may be subject to such tax and/or to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your adviser or visit your financial intermediary’s website for more information.

6

More on the Fund’s Investment Strategies, Investments and Risks

Alpine High Yield Managed Duration Municipal Fund

Investment Objective

The investment objective of the Fund is to seek a high level of current income exempt from federal income tax.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in municipal obligations that are exempt from federal income tax (including securities subject to alternative minimum tax).   The Fund can invest substantial amounts of its assets in private activity municipal securities that pay interest that is tax-exempt but which may be a “tax-preference item” for investors subject to alternative minimum taxation.

The Fund has a flexible investment strategy and may invest in obligations of any credit quality and duration.  The Fund invests at least 50% of its assets in municipal bonds rated BBB/Baa or lower by independent rating agencies or the unrated equivalent as determined by the Adviser at the time of investment. Split rated bonds will be considered to have the higher credit rating. Municipal bonds rated below investment grade (BB/Ba or lower) are commonly known as “high yield” or “junk” bonds.  Municipal bonds in which the fund may invest include, but are not limited to, general obligation bonds, revenue bonds, private activity bonds, moral obligation bonds, municipal notes, municipal commercial paper, municipal lease obligations and tender option bonds.

The Fund seeks to maintain an effective portfolio duration between 3 and 7 years, however, it can buy securities of any maturity.  Because of events affecting the bond markets and interest rate changes, the duration of the portfolio might not meet the target at all times.

The Fund can invest up to 25% of its total assets in tobacco-related bonds without an appropriation pledge that makes payments only from a state’s interest in the Master Settlement Agreement.

The Fund may invest in U.S. Treasuries for defensive investment purposes.

The Fund can borrow up to one-third of its assets (including the amount borrowed) from banks. It can use those borrowings for a number of purposes, including for purchasing securities (or leverage), to meet redemption obligations, for temporary and emergency purposes.  However, the Fund does not intend to use leverage more than, in the aggregate, up to 10% of the value of its total assets to increase its holdings of portfolio securities.

In selecting investments for the Fund, the portfolio manager generally looks for a wide range of U.S. issuers and securities that provide high current income, including unrated bonds and securities of smaller issuers that offer high current income and might be overlooked by other investors and funds. The portfolio manager also focuses on securities with coupon interest or accretion rates, current market interest rates, callability and call prices that might change the effective maturity of particular securities.  The portfolio manager may consider selling a security if any of these factors no longer applies to a security purchased for the Fund, but are not required to do so.

The Fund’s 80% investment policy may be changed by the Board of Trustees upon 60 days’ prior notice to shareholders.

7

Other Strategies

The Fund may invest, without limitation, in municipal obligations whose interest is a tax-preference item for purposes of the AMT. If this is the case, the Fund’s net return to those investors may be lower than to investors not subject to AMT. The Fund may also invest its assets in the securities of other investment companies to the extent permitted by the 1940 Act.

During periods of adverse conditions in the markets for municipal obligations, the Fund may temporarily invest all or a substantial portion of its assets in cash or high quality, short-term taxable debt securities, without limit. The Fund will not be pursuing its investment objective of seeking tax-exempt income in these circumstances.

Investment Risks

Although the Fund seeks a high level of current income exempt from federal income tax, there is no assurance the Fund will achieve its investment objective. Thus, it is possible to lose money by investing in the Fund. The Fund’s yield will vary as the securities mature and the proceeds are reinvested in securities with different interest rates. An investment in the Fund does not constitute a balanced investment program.

The Fund may invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed (also known as junk bonds). These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

The interest income distributed by the Fund that is derived from certain tax-exempt municipal obligations may be subject to the federal AMT for individuals and corporations. There is no limitation on the portion of the Fund’s assets that may be invested in municipal obligations subject to AMT. An investor should consult his or her tax adviser for more information.

From time to time, the Fund may invest 25% or more of its assets in municipal obligations which are related in such a way that an economic, business or political development or change affecting one such obligation would also affect the others. Two examples of obligations related in this way are (1) obligations, the interest on which is paid from revenues of similar type projects and (2) obligations whose issuers are located in the same state.

Borrowing and Leverage Risk — When the Fund borrows for leverage, changes in the value of the Fund’s investments will have a larger effect on its share price than if it did not borrow. Borrowing results in interest payments to the lenders and related expenses. The costs of borrowing for investment purposes might reduce the Fund’s return if the yield on the securities purchased is less than the borrowing costs.

Credit Risk — The credit quality and liquidity of the Fund’s investments in municipal obligations and other debt securities may be dependent in part on the credit quality of third parties, such as banks and other financial institutions, which provide credit and liquidity enhancements to the Fund’s investments. Adverse changes in the credit quality of these third parties could cause losses to the Fund and affect its share price.

Debt Securities Risk — Debt securities, such as bonds, involve credit risk and interest rate risk. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Derivative Securities Risk — Using derivatives, especially for non-hedging purposes, may involve greater risks to the Fund than investing directly in securities, particularly as these instruments may be very complex and may not behave in the manner anticipated. Certain derivatives transactions may have a leveraging effect on the Fund. Even a small investment in derivative contracts can have a significant impact on the Fund’s stock market or interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond as anticipated to changes in the value of the Fund’s holdings. Using derivatives may increase volatility, which is the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Holdings of derivatives also can make the Fund less liquid and harder to value, especially in declining markets.

8

Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Risks associated with the use of derivatives are magnified to the extent that a large portion of the Fund’s assets are committed to derivatives in general or are invested in just one or a few types of derivatives.

Distressed Securities Risk — Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Fixed Income Securities Risk — Fixed income securities are subject to issuer risk, interest rate risk and market risk.

Initial Public Offerings and Secondary Risk — An initial public offering (IPO) can take the form of a new ‘debt’ issue by a listed company (in the form of a ‘corporate bond’ or ‘fixed income’ issue).  Investing in IPOs carries a significant degree of risk and the value of your investment may fall significantly after the security is quoted on the open market.

Interest Rate Risk — Interest rate risk is the risk of a change in the price of debt obligations when prevailing interest rates increase or decline. In general, if interest rates rise, the prices of debt obligations fall, and if interest rates fall, the prices of debt obligations rise. Changes in the values of debt obligations usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt obligations with longer maturities.

Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Issuer Risk — Issuer risk is the possibility that changes in the financial condition of the issuer of an obligation, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the obligation and in some cases a decrease in income.

9

Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund. The major risks of junk bond investments include:

•
Junk bonds may be issued by less creditworthy issuers. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.

•
Prices of junk bonds are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed-income securities.

•
Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

•
Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. If the issuer redeems junk bonds, the Fund may have to invest the proceeds in bonds with lower yields and may lose income.

•
Junk bonds may be less liquid than higher rated fixed-income securities, even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the Fund’s securities than is the case with securities trading in a more liquid market.

•	The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.

Land-Secured or “Dirt” Bonds Risk — These special assessment or special tax bonds are issued to promote residential, commercial or industrial growth and redevelopment. They are exposed to real estate development-related risks. The bonds could default if the developments failed to progress as anticipated or if taxpayers failed to pay the assessments, fees and taxes specified in the financing plans for a project.

Liquidity Risk — Some securities held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

Management Risk — The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals.

Market Risk — The securities markets are volatile and the market prices of the Fund’s securities may decline generally. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Medium- and Lower-Grade Municipal Securities Risk — Securities which are in the medium- and lower-grade categories generally offer higher yields than are offered by higher-grade securities of similar maturity, but they also generally involve more volatility and greater risks, such as greater credit risk, market risk, liquidity risk, management risk, and regulatory risk. Furthermore, many medium- and lower-grade securities are not listed for trading on any national securities exchange and many issuers of medium- and lower-grade securities choose not to have a rating assigned to their obligations by any nationally recognized statistical rating organization. As a result, the Fund’s portfolio may consist of a higher portion of unlisted or unrated securities as compared with an investment company that invests solely in higher-grade securities. Unrated securities are usually not as attractive to as many buyers as are rated securities, a factor which may make unrated securities less marketable. These factors may have the effect of limiting the availability of the securities for purchase by the Fund and may also limit the ability of the Fund to sell such securities at their fair value either to meet redemption requests or in response to changes in the economy or the financial markets.

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Municipal Market Volatility and Illiquidity Risk — The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund’s books. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices.

Municipal Sector Concentration Risk — While the Fund does not invest more than 25% of its total assets in a single industry, certain types of municipal securities (such as general obligation, general appropriation, special assessment and special tax bonds) are not considered a part of any “industry” for purposes of this industry concentration policy. Therefore, the Fund may invest more than 25% of its total assets in these types of municipal securities. These types of municipal securities may finance, or pay interest from the revenues of, projects that tend to be impacted in the same way by economic, business or political developments which would increase credit risk. For example, legislation on the financing of a project or a declining economic need for the project would likely affect all similar projects.

Municipal Securities Risk — Municipal securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that the Fund’s assets are invested in private activity bonds, the Fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Municipal securities also include moral obligation bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities. Municipal lease obligations also are subject to the risk that the municipality will not appropriate funds for lease payments.

There may be less information available on the financial condition of issuers of municipal securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell municipal securities, especially on short notice, and municipal securities may be more difficult for the Fund to value accurately than securities of public corporations. In addition, municipal securities are subject to the risk that their tax treatment could be changed by the U.S. Congress or state legislatures, thereby affecting the value of outstanding municipal securities.

Portfolio Turnover Risk — The Fund may engage in short-term trading strategies and securities may be sold without regard to the length of time held when, in the opinion of the Adviser, investment considerations warrant such action. These policies may have the effect of increasing the annual rate of portfolio turnover of the Fund. Higher rates of portfolio turnover would likely result in higher brokerage costs and may generate short-term capital gains taxable as ordinary income.

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Redemption Risk — The Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that the Fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. In addition, redemption risk is heightened during periods of overall market turmoil when the Fund may experience unusually large or frequent redemptions.

Restricted and Illiquid Securities Risk — The Adviser determines an investment’s credit quality rating at the time of investment by conducting credit research and analysis and by relying on ratings and reports issued by NRSROs. If an investment is not rated, the Adviser relies on its credit research and analysis to rate the investment. The Fund may invest in illiquid securities. Illiquid securities include securities that have legal or contractual restrictions on resale, securities that are not readily marketable, and repurchase agreements maturing in more than seven days. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired or at prices approximating the value at which the Fund is carrying the securities. The Fund may hold up to 15% of the value of its net assets, in illiquid securities.

The Fund may invest in restricted securities that are eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, (the “1933 Act”). Generally, Rule 144A establishes a safe harbor from the registration requirements of the 1933 Act for resale by large institutional investors of securities that are not publicly traded. The Adviser determines liquidity of Rule 144A securities held by the Fund according to guidelines adopted by the Board of Trustees. The Board of Trustees monitors the application of those guidelines. Restricted securities eligible for resale pursuant to Rule 144A, which are determined to be liquid under these guidelines, are not subject to the limit on the Fund’s investments in illiquid securities.

Tobacco Related Bonds Risk — In 1998, the largest U.S. tobacco manufacturers reached an out of court agreement, known as the Master Settlement Agreement (the “MSA”), to settle claims against them by 46 states and six other U.S. jurisdictions. The tobacco manufacturers agreed to make annual payments to the government entities in exchange for the release of all litigation claims. A number of the states have sold bonds that are backed by those future payments. The Fund may invest in two types of those bonds: (i) bonds that make payments only from a state’s interest in the MSA and (ii) bonds that make payments from both the MSA revenue and from an “appropriation pledge” by the state. An “appropriation pledge” requires the state to pass a specific periodic appropriation to make the payments and is generally not an unconditional guarantee of payment by a state.

The settlement payments are based on factors, including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. Payments could be reduced if consumption decreases, if market share is lost to non-MSA manufacturers, or if there is a negative outcome in litigation regarding the MSA.

Tax Risk — Investments in municipal securities rely on the opinion of the issuer’s bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, after the Fund buys a security, the Internal Revenue Service may determine that a bond issued as tax-exempt should in fact be taxable and the Fund’s dividends with respect to that bond might be subject to federal income tax. Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some municipal obligations taxable. Municipal obligations that are backed by the issuer’s taxing authority, known as general obligation bonds, may partially depend for payment on legislative appropriation and/or aid from other governments. These municipal obligations may be vulnerable to legal limits on a government’s power to raise revenue or increase taxes. Other municipal obligations, known as special revenue obligations, are payable from revenues earned by a particular project or other revenue source. These obligations are subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or private company, rather than to the credit of the state or local government issuer of the obligations.

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Tender Option Bonds Risk — Tender option bonds are synthetic floating-rate or variable-rate securities issued when long-term bonds are purchased in the primary or secondary market and then deposited into a trust. Custodial receipts are then issued to investors, such as the Fund, evidencing ownership interests in the trust. The remarketing agent for the trust sets a floating or variable rate on typically a weekly basis. The sponsor of a highly leveraged tender option bond trust generally will retain a liquidity provider to purchase the short-term floating-rate interests at their original purchase price upon the occurrence of certain specified events. However, the liquidity provider may not be required to purchase the floating-rate interests upon the occurrence of certain other events, for example, the downgrading of the municipal bonds owned by the tender option bond trust below investment grade. The general effect of these provisions is to pass to the holders of the floating rate interests the most severe credit risks associated with the municipal bonds owned by the tender option bond trust and to leave with the liquidity provider the interest rate risk (subject to a cap) and certain other risks associated with the municipal bonds. Tender option bonds may be considered derivatives, and may expose the Fund to the same risks as investments in derivatives, as well as risks associated with leverage, especially the risk of increased volatility. To the extent the Fund invests in tender option bonds, it is also exposed to credit risk associated with the liquidity provider retained by the sponsor of a tender bond option trust.

Variable Rate Demand Obligations Risks — Variable rate demand obligations are floating rate securities that combine an interest in a long term municipal bond with a right to demand payment before maturity from a bank or other financial institution. If the bank or financial institution is unable to pay, the Fund may lose money.

When-Issued and Delayed Delivery Transactions Risk — The Fund may enter into transactions to purchase a security on a when-issued or delayed delivery basis in which it commits to buy a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuation during this period and no income accrues to the Fund until settlement. At the time of settlement, the value of a security may be less than its purchase price. When entering into these transactions, the Fund relies on the other party to consummate the transactions; if the other party fails to do so, the Fund may be disadvantaged. The Fund does not intend to purchase securities on a when-issued or delayed delivery basis for speculative purposes, but only in furtherance of its investment objective.

Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI.

The Fund will post its complete portfolio holdings at www.alpinefunds.com on a quarterly basis. The Fund intends to post its complete portfolio holdings 45 calendar days following the quarter-end. The Fund intends to make its top ten holdings available at www.alpinefunds.com on a monthly basis. The Fund intends to post this information 10 days following each month-end. Such information will remain available until the next month’s or quarter’s holdings are posted.

Management of the Fund

The management of the Fund is supervised by the Board of Trustees (the “Board” or “Trustees”) of Alpine Income Trust (the “Trust”). Alpine Woods Capital Investors, LLC, located at 2500 Westchester Avenue, Suite 215, Purchase, New York, 10577-2540, serves as the investment adviser of the Fund. The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is a privately owned investment management firm that manages a family of open-end mutual funds (the “Alpine Funds”), three closed-end funds and also provides institutional investment management. The Adviser began conducting business in March 1998 and, together with its affiliated entities, had approximately $[  ] billion in assets under management as of December 31, 2012. The Adviser is a Delaware limited liability company organized on December 3, 1997. All membership interests in the Adviser are owned by Alpine Woods, L.P. Mr. Samuel A. Lieber has a majority interest in this partnership and is the controlling person of its general partner.

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Under the general supervision of the Fund’s Board of Trustees, the Adviser carries out the investment and reinvestment of the managed assets of the Fund, will continuously furnish an investment program with respect to the Fund, will determine which securities should be purchased, sold or exchanged, and will implement such determinations. The Adviser provides investment advice to the Fund and furnishes office facilities, equipment and personnel for servicing the investments of the Fund. The Adviser compensates all Trustees and officers of the Fund who are members of the Adviser’s organization and who render investment services to the Fund, and will also compensate all other Adviser personnel who provide research and investment services to the Fund.

The Fund pays the Adviser a monthly fee computed at the annual rate of 0.75% of the average daily net assets of the Fund. The total estimated annual expenses of the Fund are set forth in the sections titled, “Fees and Expenses of the Fund.”

Effective [DATE], the Adviser has agreed contractually to waive its fees and to absorb expenses of the Fund to the extent necessary to ensure that ordinary operating expenses (including 12b-1 fees, where applicable, but excluding interest, brokerage commissions and extraordinary expenses) do not exceed annually [  ]% of the average net assets of the Class A Shares and [  ]% of the average net assets of the Institutional Class. Subject to annual approval by the Board of Trustees of the Alpine Income Trust (the “Board of Trustees”), this arrangement will remain in effect until at least February 28, 2014.

The Fund has agreed to repay the Adviser in the amount of any fees waived and expenses absorbed, subject to the limitations that: (1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement; and (2) the reimbursement may not be made if it would cause the Fund’s annual expense limitation from the prior three years to be exceeded.

Since the Fund has not commenced operations as of the date of this prospectus, no waivers have been triggered and no reimbursements have been made.

Securities considered as investments for the Fund may also be appropriate for other investment accounts managed by the Adviser or its affiliates. If transactions on behalf of more than one fund during the same period increase the demand for securities purchased or the supply of securities sold, there may be an adverse effect on price or quantity. In addition, under its arrangements with unregistered funds that it manages, the Adviser receives a portion of the appreciation of such funds’ portfolios. This may create an incentive for the Adviser to allocate attractive investment opportunities to such funds. Whenever decisions are made to buy or sell securities by the Fund and one or more of such other accounts simultaneously, the Adviser will allocate the security transactions (including “hot” issues) in a manner which it believes to be equitable under the circumstances. The SAI provides additional information regarding such allocation policies.

A discussion regarding the basis for Board’s approval of the investment advisory agreement between the Adviser and the Trust, on behalf of the Fund, will be available in its first shareholder report.

Portfolio Managers

Mr. Steven C. Shachat, Lead Portfolio Manager and Managing Director of the Adviser, Mr. Mark Taylor, Associate Portfolio Manager and Head of Municipal Research, and Mr. Jonathon Mondillo, Associate Portfolio Manager and Head of Trading, are the portfolio managers primarily responsible for the investment decisions of the Fund and have managed the Fund since its inception.

Mr. Shachat, a Managing Director, has been with the Adviser since September 2002.  Mr. Taylor joined the Adviser in February 2012 and previously worked at Barclays Capital as a Vice President in the Global Financial Risk Management group.  Mr. Mondillo has been with the Adviser since 2008 and prior to that worked as an analyst within Fidelity Capital Markets’ Fixed Income Trading Group.

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The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

Net Asset Value

The net asset value of shares of the Fund is calculated by dividing the value of the Fund’s net assets by the number of outstanding shares. The price at which a purchase or redemption is effected is based on the net asset value next computed after the Fund or its agents receive your request in good order. All requests received in good order before 4:00 p.m. Eastern Time or the closing of the New York Stock Exchange (the “NYSE”), whichever occurs earlier (the “cut off time”), will be executed at the net asset value computed on that same day. Requests received after the cut off time (except for requests made in accordance with existing laws on behalf of certain retirement accounts and other omnibus accounts (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, Money Purchase Pensions Plans, accounts held under trust agreements at a trust institution, accounts held at a brokerage, or “Fund Supermarkets”) will receive the next business day’s net asset value.

In computing the value of Fund’s net assets, securities held by the Fund are valued at its current market values determined on the basis of market quotations. If market quotations are not readily available or securities are not valued by a third party pricing service, securities are valued at fair value in accordance with fair value procedure adopted by the Board. Non-dollar denominated securities are valued as of the close of the NYSE at the closing price of such securities in their principal trading market, but may be valued at fair value if subsequent events occurring before the computation of net asset value materially have affected the value of the securities.

The Board has developed procedures which utilize fair value procedures when any assets for which reliable market quotations are not readily available or for which the Fund’s pricing service does not provide a valuation or provides a valuation that in the judgment of the Adviser to the Fund holding such assets does not represent fair value. The Fund may also fair value a security if the Fund or the Adviser believes that the market price is stale. Fair value determinations are made in good faith in accordance with procedures adopted by the Board. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value per share.

How to Buy Shares

Class A

You may purchase shares of the through your financial intermediary on any day the NYSE is open. The minimum initial investment in the Fund’s Class A shares is $2,500. The minimum may be waived in certain situations. There is no minimum investment requirement for subsequent investments. The offering price of each share will be the next determined net asset value plus the 3.50% sales charge. The 3.50% sales charge may be waived in certain situations. A detailed description of the situations in which the sales charge may be waived is set forth in the section titled, “Sales Charge.”

Institutional Class

You may purchase shares of the Fund on any day the NYSE is open. The minimum initial investment in the Fund’s Institutional Class is $250,000. The minimum may be waived in certain situations as described below. There is no minimum investment requirement for subsequent investments if mailed by check. Telephone and Internet subsequent purchases are subject to a minimum of $100. Shares will be issued at the net asset value per share next computed after the receipt of your purchase request in good order by the Fund’s transfer agent (the “Transfer Agent”) or your financial intermediary, together with payment in the amount of the purchase. No sales charge is imposed on purchases or on the reinvestment of dividends. Stock certificates will not be issued. Instead, your ownership of shares will be reflected in your account records with the Fund. All requests received in good order before 4:00 p.m. Eastern time, or the closing of the NYSE, whichever is earlier, will be processed on that same day. Requests received after 4:00 p.m. Eastern time, or the closing of the NYSE, whichever is earlier, will receive the next business day’s NAV.

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Minimum initial purchase amounts for the Institutional Class are waived for the following:

•	Employees of the Adviser or its affiliates and their immediate family

•	Current and former Trustees of funds advised by the Adviser

•	The Adviser or its affiliates

•	Investors in employee retirement, stock, bonus, pension or profit sharing plans

•	Investment advisory clients of the Adviser or its affiliates

•	Registered Investment Advisers

•	Broker/Dealers and Registered Investment Advisers with clients participating in comprehensive fee programs

•
Any corporation, partnership, association, joint-stock company, trust, fund or any organized group of persons whether incorporated or not that has a formal or informal consulting or advisory relationship with the Adviser or a third party through which the investment is made

These waivers may be discontinued at any time without notice.

Earning Dividends

Shares of the Fund are entitled to receive dividends declared starting on the next business day after your purchase is received in good order.
“Good order” purchase requests means that your purchase request includes:

•	the name of the Fund

•	the dollar amount of shares to be purchased

•	accurately completed application or investment stub

•	check payable to “Alpine Funds”

Purchases by Mail - Institutional Class

To make an initial purchase by mail:

•	Complete the application.

•	Mail the application, together with a check made payable to the Alpine Funds to:

By Mail:	By Overnight Delivery or Express Mail:

Alpine Funds	Alpine Funds
c/o Boston Financial Data Services, Inc.	c/o Boston Financial Data Services, Inc.
PO Box 8061	30 Dan Road
Boston, MA 02266-8061	Canton, MA 02021-2809

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•
Payment should be made by check in U.S. dollars drawn on a U.S. bank, savings and loan association, or credit union. The Fund does not accept payment in cash or money orders. The Fund also does not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks, or starter checks for the purchase of shares. The Fund is unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.

•
Subsequent investments may be made in the same manner, but you need not include an application. When making a subsequent investment, use the return remittance portion of your statement, or indicate on the face of your check, the name of the Fund in which the investment is to be made, the exact title of the account, your address, and your Fund account number.

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the Transfer Agent at 1-888-785-5578 if you need additional assistance when completing your application.

If the Transfer Agent does not have a reasonable belief of the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. The Fund also reserves the right to close the account within 5 business days if clarifying information/documentation is not received.

Shares of the Fund have not been registered for sale outside of the United States. The Alpine Funds generally do not sell shares to investors residing outside the United States, even if they are U.S. citizens or lawful permanent residents, except to investors with U.S. military APO or FPO addresses.

Purchases by Internet - Institutional Class

To open an account via the Internet with no forms to print or mail, go to www.alpinefunds.com.

Payment for shares purchased through the Fund’s website may be made only through an Automatic Clearing House (“ACH”) debit of your bank account of record. Redemptions will be paid by check, wire or ACH transfer only to the address or bank account of record. Only bank accounts held at U.S. financial institutions that are ACH members can be used for transactions through the Fund’s website. Transactions initiated through the website are subject to the same purchase and redemption minimums and maximums as other transaction methods.

You should be aware that there may be delays, malfunctions or other inconveniences associated with the Internet. There also may be times when the website is unavailable for Fund transactions or other purposes. Should this happen, you should consider performing transactions by another method.

The Fund employs procedures to confirm that transactions entered through the Internet are genuine. These procedures include passwords, encryption and other precautions reasonably designed to protect the integrity, confidentiality and security of shareholder information. In order to conduct transactions on the website, you will need your account number, social security number, username and password. The Fund and its service providers will not be liable for any loss, liability, cost or expense for following instructions communicated through the Fund’s website, including fraudulent or unauthorized instructions.

Purchases by Wire - Institutional Class

If you are making your first investment in the Fund, before you wire funds:

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•	The Transfer Agent must have a completed application. You can mail or overnight deliver your application to the Transfer Agent.

•	Upon receipt of your completed application, the Transfer Agent will establish an account for you.

•
The account number assigned will be required as part of the instruction that should be given to your bank to send the wire. Your bank must include the name of the Fund you are purchasing, your name and account number so that monies can be correctly applied. Your bank should transmit funds by wire to:

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
ABA No. 011000028
Credit:
Boston Financial Data Services, Inc.
Account No. 9905-837-2
Further Credit:
(name of Alpine Fund to be purchased)
(shareholder registration)
(shareholder account number)

Wired funds must be received prior to 4:00 p.m. Eastern time or the closing of the NYSE, whichever is earlier to be eligible for same day pricing. The Fund and State Street Bank and Trust Company are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

For Subsequent Investments – By wire - Institutional Class

•	Before sending your wire, please contact the Transfer Agent to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.

Purchases by Telephone - Institutional Class

To make additional investments by telephone, you must check the appropriate box on your application authorizing telephone purchases. If elected on your account application and your account has been open for at least 15 days, you may purchase shares in amounts of $100 or more by calling 1-888-785-5578. Only bank accounts held at U.S. institutions that are ACH members may be used for telephone transactions. Your shares will be purchased at the net asset value calculated on the day of your purchase order. For security reasons, requests by telephone will be recorded.

Additional Information

If your purchase transaction is canceled due to nonpayment or because your check does not clear, you will be responsible for any loss the Fund or the Adviser incurs and you will be subject to a returned check fee of $25. If you are an existing shareholder of any of the Alpine Funds, the Fund may redeem shares from your account in any of the Alpine Funds to reimburse the Fund or the Adviser for the loss. In addition, you may be prohibited or restricted from making further purchases of shares.

Shares may also be purchased through certain brokers or other financial intermediaries, which may impose transaction fees and other charges. These fees and charges are not imposed by the Fund.

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Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waiting times. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.

The Adviser may at its own expense make payments to some, but not all brokers, dealers or financial intermediaries for shareholder services, as an incentive to sell shares of the Fund and/or to promote retention of its customers’ assets in the Fund. These payments sometimes referred to as “revenue sharing,” do not change the price paid by investors to purchase the Fund’s shares or the amount the Fund receives as proceeds from such sales.

Revenue sharing payments may be made to brokers, dealers and other financial intermediaries that provide services to the Fund or its shareholders including shareholder servicing, transaction processing, sub-accounting services, marketing support and/or access to representatives of the broker, dealer or other financial intermediaries. Revenue sharing payments also may be made to brokers, dealers and other financial intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list.

You may wish to consider whether such arrangements exist when evaluating any recommendation to purchase shares of the Fund.

Under certain circumstances, if no activity occurs within a time period specified by state law, your shares in the Fund may be transferred to that state.

Networking and Sub-Transfer Agency Fees

The Fund may also enter into agreements with financial intermediaries pursuant to which the Fund will pay financial intermediaries for services such as networking, sub-transfer agency, administrative, recordkeeping and shareholder services. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of the Fund’s shareholders serviced by such financial intermediaries, or (2) the number of the Fund’s shareholders serviced by such financial intermediaries. Any payments made pursuant to such an agreement are in addition to, rather than in lieu of, distribution or shareholder services fees the financial intermediary may also be receiving pursuant to agreements with the Distributor. From time to time, the Adviser may pay a portion of the fees for these services at its own expense and out of its own profits.

Exchange Privilege

You may exchange some or all of your shares of the Fund for shares of the same class of one of the other Alpine Funds. You may do this through your financial intermediary, or by telephone, mail or via the Internet as described below. An exchange involves the redemption of shares of one Fund and the purchase of shares of another Alpine Fund. Once an exchange request has been placed by telephone, mail, or Internet, it is irrevocable and may not be modified or canceled. Exchanges are made on the basis of the relative net asset values of the shares being exchanged next determined after an exchange request is received. An exchange which represents an initial investment in a fund is subject to the minimum investment requirements of that fund. In addition, brokers and other financial intermediaries may charge a fee for processing exchange requests. Exchanges are not subject to redemption fees, except in the case when you are exchanging from a fund with a redemption fee to a fund that does not currently charge a redemption fee. If you exchange from a fund without a redemption fee into a fund with a redemption fee, the fee liability begins on the trade date of the exchange and not the original share purchase date.

The Alpine Funds each have different investment objectives and policies. You should review the objective and policies of the fund whose shares will be acquired in an exchange before placing an exchange request. An exchange is a taxable transaction for Federal income tax purposes. You are limited to five exchanges per calendar year. The exchange privilege may be modified or discontinued at any time by the Alpine Funds upon sixty days’ notice.

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Voluntary Conversion. Shareholders of the Fund may be able to convert Class A shares to Institutional Class shares of the Fund, which have a lower expense ratio, provided certain conditions are met. This conversion feature is intended for shares held through a financial intermediary offering a fee-based or wrap fee program that has an agreement with the Adviser or the Distributor specific for this purpose. Such a conversion in these particular circumstances does not cause the shareholder to realize taxable gain or loss. Please contact your tax adviser for additional information. Not all share classes are available through all financial intermediaries.

Exchanges by Telephone – Investor or Institutional Class

To exchange shares by telephone:

•	Call 1-888-785-5578 or your broker or financial intermediary.

•	Shares exchanged by telephone must have a value of $1,000 or more.

•	Exchange requests received after market close (generally, 4:00 p.m. Eastern time) will be processed using the net asset value determined on the next business day.

•
During periods of unusual economic or market conditions, you may experience difficulty in effecting a telephone exchange. You should follow the procedures for exchanges by mail if you are unable to reach the Fund by telephone, but send your request by overnight courier to: Alpine Funds, c/o Boston Financial Data Services, Inc., 30 Dan Road, Canton, MA 02021.

To exchange shares by telephone, you must indicate this on your application. To authorize telephone exchanges after establishing your Fund account, send a signed written request to the Alpine Funds, c/o Boston Financial Data Services, Inc., PO Box 8061, Boston, MA 02266.

Reasonable procedures are used to verify that telephone exchange instructions are genuine. If these procedures are followed, the Fund and its agents will not be liable for any losses due to unauthorized or fraudulent instructions. A telephone exchange may be refused by the Fund if it is believed advisable to do so. Procedures for exchanging shares by telephone may be modified or terminated at any time.

Exchanges by Mail - Investor or Institutional Class

To exchange shares by mail:

•	Send a written request using the procedures for written redemption requests.

•	For further information, call 1-888-785-5578 or your broker or financial intermediary.

Exchanges by Internet - Investor or Institutional Class

To exchange shares via the Internet:

•	During periods of unusual economic or market conditions, you may experience difficulty in effecting an internet exchange.

•	Exchange requests received after market close (generally, 4:00 p.m. Eastern time) will be processed using the net asset value determined on the next business day.

•	For further information, call 1-888-785-5578 or visit the Fund’s website at www.alpinefunds.com.

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How to Redeem Shares - Class A

You may redeem shares of the Fund through your financial intermediary on any day the NYSE is open. The price you will receive is the net asset value per share next computed after your redemption request is received in proper form. Redemption requests received after market close (generally, 4:00 p.m. Eastern time) will be processed using the net asset value per share determined on the next business day. Brokers and other financial intermediaries may charge a fee for handling redemption requests.

How to Redeem Shares - Investor or Institutional Class

You may redeem shares of the Fund on any day the NYSE is open. The price you will receive is the net asset value per share next computed after your redemption request is received in proper form. Redemption proceeds generally will be sent to you within seven days. However, if shares have recently been purchased by check, redemption proceeds will not be sent until your check has been collected (which may take up to twelve business days). Once a redemption request has been placed, it is irrevocable and may not be modified or canceled. Redemption requests received after market close (generally, 4:00 p.m. Eastern time) will be processed using the net asset value per share determined on the next business day. Brokers and other financial intermediaries may charge a fee for handling redemption requests.

Earning Dividends

Shares of the Fund are entitled to receive dividends declared on the day they are redeemed. Any redemption requests received after 12:00 p.m. Eastern time will receive that day’s dividend.

Redeeming Shares by Mail - Investor or Institutional Class

To redeem shares by mail:

•	Send a letter of instruction signed by all registered owners of the account to: Alpine Funds, c/o Boston Financial Data Services, Inc., PO Box 8061, Boston, MA 02266.

•	Additional documentation is required for the redemption of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners.

•	Payment for the redeemed shares will be mailed to you by check at the address indicated in your account registration.

•	For further information, call 1-888-785-5578 or your broker or financial intermediary.

Redeeming Shares by Telephone - Investor or Institutional Class

To redeem shares by telephone:

•
Call 1-888-785-5578 between the hours of 8 a.m. and 6 p.m. (Eastern time) or your broker or financial intermediary on any business day (i.e., any weekday exclusive of days on which the NYSE is closed). The NYSE currently observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

•	Specify the amount of shares you want to redeem (minimum $1,000).

•	Provide the account name, as registered with the Fund, and the account number.

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•
Redemption proceeds will be mailed to you by check at the address indicated in your account registration, or wired to an account at a commercial bank that you have previously designated. Once a telephone transaction has been placed, it cannot be canceled or modified. A $15.00 charge is deducted from redemption proceeds if the proceeds are wired. This charge is subject to change without notice. Redemption proceeds may also be sent via electronic funds transfer through the ACH network, to your predetermined bank account. There is no charge for the electronic funds transfer; however, credit may not be available for two to three days.

•
During periods of unusual economic or market conditions, you may experience difficulty affecting a telephone redemption. In that event, you should follow the procedures for redemption by mail and send your written request by overnight courier to: Alpine Funds, c/o Boston Financial Data Services, Inc., 30 Dan Road, Canton, MA 02021.

To redeem shares by telephone, you must indicate this on your application and choose how the redemption proceeds are to be paid. To authorize telephone redemption after establishing your account, or to change instructions already given, send a signed written request to the Alpine Funds, c/o Boston Financial Data Services, Inc., PO Box 8061, Boston, MA 02266.

Reasonable procedures are used to verify that telephone redemption requests are genuine. These procedures include requiring some form of personal identification and tape recording of conversations. If these procedures are followed, the Fund and its agents will not be liable for any losses due to unauthorized or fraudulent instructions.

The Fund reserves the right to refuse a telephone redemption request, if it is believed advisable to do so. The telephone redemption option may be suspended or terminated at any time without advance notice.

Additional Redemption Information

A redemption of shares is a taxable transaction for federal income tax purposes. The Fund may pay redemption proceeds by distributing securities held by the Fund, but only in the unlikely event that the Board of Trustees of the Trust determines that payment of the proceeds in cash would adversely affect other shareholders of the Fund. The Fund reserves the right to pay the redemption amount in-kind through the distribution of portfolio securities, it is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of the Fund’s total net assets during any ninety-day period for any one shareholder. The Fund may also close your account after a period of inactivity, as determined by state law, and transfer your shares to the appropriate state.

Shareholders who have an individual retirement account (“IRA”) or certain other retirement plans must indicate on their redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

The Fund reserves the right to:

•	suspend redemptions or postpone payment under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

•
close your account in the Fund if as a result of one or more redemptions the account value has remained below $1,000 for thirty days or more. You will receive sixty days’ written notice to increase the account value before the account is closed.

Signature Guarantees are required:

•	If ownership is changed on your account;

•	When redemption proceeds are payable or sent to any person, address or bank account not on record;

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•	When establishing or modifying certain services on an account;

•	If a change of address request was received by the Transfer Agent within the last 15 days; and

•	For all redemptions in excess of $50,000 from any shareholder account

In addition to the situations described above, the Fund and /or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Redemption Fees

With respect to the Fund, a fee equal to 0.25% of the net asset value of shares redeemed will be imposed upon redemptions of shares affected within 30 days of purchase. For example, a purchase with a trade date of January 5, 2013 will not be assessed a redemption fee if redeemed on or after February 6, 2013 or the following business day if this date were to fall on a weekend or holiday. Redemption fees are paid to the Fund. Redemption fees are not applicable to the redemption of shares purchased through reinvested dividends. The Fund reserves the right to waive the redemption fee, subject to its sole discretion in instances it deems not to be disadvantageous to the Fund.

The Fund may also waive the redemption fee on redemptions or exchanges by shareholders investing through the fee-based platforms of certain financial intermediaries (where the financial intermediary charges an asset-based or comprehensive “wrap” fee for its services) in instances where the Fund reasonably believes either that the financial intermediary has internal policies and procedures in place to effectively discourage inappropriate trading activity or that the redemptions were effected for reasons other than the desire to profit from short-term trading in Fund shares.

The redemption fee will not apply to any shares purchased through reinvested distributions (dividends and capital gains), or to redemptions made under the Fund’s Systematic Withdrawal Plan, as these transactions are typically de minimis. This fee will also not be assessed on exchanges or to the participants in employer-sponsored retirement plans that are held at the Fund in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, and Money Purchase Pension Plans) or to accounts held under trust agreements at a trust institution held at the Fund in an omnibus account. The redemption fee will also not be assessed to accounts of the Adviser or its affiliates used to capitalize the Fund as such accounts will be used specifically to control the volatility of shareholder subscriptions and redemption to avoid adverse effects to the Fund.

While the Fund makes every effort to collect redemption fees, the Fund may not always be able to track short term trading affected through financial intermediaries. Financial intermediaries include omnibus accounts or retirement plans.

Tools to Combat Frequent Transactions

The Fund is intended for long-term investors. The Fund actively discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. While not specifically unlawful, the practice utilized by short-term traders to time their investments and redemptions of Fund shares with certain market-driven events can create substantial cash flows. These cash flows can be disruptive to the portfolio manager’s attempts to achieve the Fund’s objectives. Further, frequent short-term trading of Fund shares drives up the Fund’s transaction costs to the detriment of the remaining shareholders.

For these reasons, the Fund uses a variety of techniques to monitor for and detect abusive trading practices. The Fund does not accommodate “market timers” and discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm Fund performance. The Board has developed and adopted a market timing policy which takes steps to reduce the frequency and effect of these activities in the Fund. These steps include monitoring trading activity, using fair value pricing, as determined by the Board, when the Adviser determines current market prices are not readily available and a 0.25% redemption fee for the Fund. These techniques may change from time to time as determined by the Fund in its sole discretion.

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Short-Term Trading Practices

Currently, the Fund reserves the right, in its sole discretion, to identify trading practices as abusive. The Fund may deem the sale of all or a substantial portion of a shareholder’s purchase of fund shares to be abusive. In addition, the Fund reserves the right to accept purchases and exchanges if it believes that such transactions would not be inconsistent with the best interests of Fund shareholders or this policy.

The Fund monitors selected trades in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s accounts other than exchanges into a money market fund. In making such judgments, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive. In addition, the Fund’s ability to monitor trades that are placed by individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because the Fund does not have access to the underlying shareholder account information. In this regard, in compliance with Rule 22c-2 under the 1940 Act, the Fund has entered into Information Sharing Agreements with financial intermediaries pursuant to which these financial intermediaries are required to provide to the Fund, at the Fund’s request, certain customer and identity trading information relating to its customers investing in the Fund through non-disclosed or omnibus accounts. The Fund will use this information to attempt to identify abusive trading practices. Financial intermediaries are contractually required to follow any instructions from the Fund to restrict or prohibit future purchases from customers that are found to have engaged in abusive trading in violation of the Fund’s policies. However, the Fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and cannot ensure that it will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts. As a consequence, the Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

Shareholder Services

The Fund offers the following shareholder services. For more information about these services or your account, contact your financial intermediary or call 1-888-785-5578. Some services are described in more detail in the application.

Automatic Investment Plan. You may make regular monthly investments automatically in amounts of not less than $100 per month through the Automatic Investment Plan. This plan provides a convenient method to have monies deducted from your bank account, for investment into the Fund. In order to participate in the plan, your financial institution must be a member of the ACH network. The Fund may modify or terminate this privilege at any time. If your bank rejects your payment, the Transfer Agent will charge a $25 fee to your account. To begin participating in the Plan, please complete the Automatic Investment Plan section on the account application or call the Transfer Agent at 1-888-785-5578. Any request to change or terminate your Automatic Investment Plan should be submitted to the Transfer Agent five days prior to the effective date.

Telephone Investment Plan. You may make investments into an existing account, on demand, in amounts of not less than $100 or more than $10,000 per investment, by calling 1-888-785-5578. If elected on your application, telephone orders will be accepted via electronic funds transfer from your bank account through the ACH network. You must have banking information established on your account prior to making a purchase. If your order is received by 4:00 p.m. (Eastern time), or the closing of the NYSE, whichever is earlier, shares will be purchased at the net asset value calculated on that day.

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Systematic Cash Withdrawal Plan. If your account has a value of $10,000 or more, you may participate in the Systematic Cash Withdrawal Plan. Under this plan, you may elect to receive regular monthly or quarterly checks to your address of record, or credit directly to your predetermined bank account, in a stated amount of not less than $75. Shares will be redeemed as necessary to make those payments. To participate in the Systematic Cash Withdrawal Plan, you should elect to have dividends and capital gain distributions on your Fund shares reinvested.

Investments through Employee Benefit and Savings Plans. Certain qualified and non-qualified employee benefit and savings plans may make shares of the Fund available to their participants. The Adviser may provide compensation to organizations providing administrative and record keeping services to those plans.

Tax Sheltered Retirement Plans. Eligible investors may open a pension or profit-sharing account in the Fund under the following prototype retirement plans: (1) IRAs and Rollover IRAs and (2) Simplified Employee Pensions (“SEPs”) for sole proprietors, partnerships and corporations.

Householding. The Fund will automatically send updated prospectuses, Annual and Semi-Annual Reports to Fund Shareholders. In order to reduce the volume of mail, when possible, only one copy of each document will be sent to shareholders we reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-785-5578 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Internet Account Access and Trading. This option allows you to access your account information online as well as execute transactions on your account. To choose this option, complete the appropriate section of your application. For Internet transactions, only bank accounts held at U.S. institutions which are ACH members may be used. Your shares will be purchased or redeemed at the next net asset value determined after receipt of your order.

Log on to the Fund’s website at www.alpinefunds.com to access your account and to create your PIN.

Distribution of Fund Shares

Distributor

Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, WI 53202, serves as distributor and principal underwriter to the Fund. Quasar Distributors, LLC is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. Shares of the Fund are offered on a continuous basis.

Distribution and Shareholder Servicing Plan – Class A

The Trust, on behalf of each class of the Fund, has adopted a Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 of the 1940 Act, to provide certain distribution and shareholder-servicing activities for the Fund and its shareholders. The Fund’s Class A Shares may pay up to 0.25% per year of its average daily net assets for such distribution and shareholder-servicing activities. Rule 12b-1 fees finance distribution activities that promote the sale of the Fund’s shares. Distribution activities include, but are not necessarily limited to, advertising, printing and mailing prospectuses to persons other than current shareholders, printing and mailing sales literature, and compensating underwriters, dealers and sales personnel. Shareholder services may include among other things, assisting investors in processing their purchase, exchange, or redemption request, or processing dividend and distribution payments. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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Sales Charge - Class A

If you purchase Class A Shares of the Fund you will pay an initial sales charge, based on the chart below, when you invest, unless the sales charge is waived as described below. The offering price of each share will be the next determined net asset value plus the applicable sales charge. The sales charges for the Fund are calculated as follows:

	% of Offering price	% of Net Amount Invested
Less than $100,000	3.50%	3.00%
Between $100,000 and $250,000	3.00%	2.50%
Above $250,000*	None	None

* For purchases above $250,000, shares will be sold without an initial sales charge but they may continue to be subject to a contingent deferred sales charge of 0.50% if they are redeemed within 18 months of the date of purchase.

There are several ways you can combine multiple purchases of Class A Shares to eliminate the sales charge for the Fund. In order to take advantage of reductions in sales charges that may be available to you when you purchase fund shares in an amount of $100,000 or more, you must inform your financial intermediary if you are eligible for a right of accumulation or a letter of intent. Failure to notify your financial intermediary may result in not receiving the sales charge reduction or elimination to which you are otherwise entitled. Certain records, such as account statements, may be necessary in order to verify your eligibility to eliminate the sales charge. If you hold fund shares in accounts at two or more financial intermediaries, please contact your financial intermediaries to determine which shares may be combined. For more information, see the SAI or contact your financial intermediary.

Additionally, the sales charge for Class A may be waived for the following reasons:

•	Employees of the Adviser or its affiliates and their immediate family

•	Current and former Trustees of funds advised by the Adviser

•	The Adviser or its affiliates

•
An agent or broker of a dealer that has entered into a selling agreement with the Fund’s distributor for the agent or broker’s own account or an account of a relative of any such person, or an account for the benefit of any such person

•	Investors in employee retirement, stock, bonus, pension or profit sharing plans

•	Investment advisory clients of the Adviser or its affiliates

•	Registered Investment Advisers

•	Broker/Dealers and Registered Investment Advisers with clients participating in comprehensive fee programs

•
Financial intermediaries that have entered into contractual agreements with the Fund’s distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers

•	Shares acquired when dividends or capital gains are reinvested in the Fund

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•	Shares offered to any other investment company to effect the combination of such company with the Fund by merger, acquisition of assets or otherwise

These waivers may be discontinued at any time without notice.

Right of Accumulation – The right of accumulation allows you to combine the current value of your holdings in Class A Shares of the Fund, based on the current offer price, with Institutional Class Shares of the Fund that are owned by you, your spouse, your children under the age of 21, or a trustee or fiduciary of a single trust estate or single fiduciary account and with the dollar amount of your next purchase of Class A Shares, including any applicable sales charge, for purposes of determining whether the sales charge applies. Qualifying shares may include shares held in accounts held at a financial intermediary. Class A and Institutional Class Shares of the Fund in accounts held through 401(k) plans and similar multi-participant retirement plans, or those accounts which cannot be linked using tax identification numbers, social security numbers or broker identification numbers are not qualifying shares. The right of accumulation may be amended or terminated at any time.

Letter of Intent – If you plan to make an aggregate investment of $250,000 or more over a 13-month period, you may avoid paying a sales charge by entering into a non-binding letter of intent. The initial investment must meet the minimum initial investment requirement. Generally, purchases of Class A Shares of the Fund that are purchased during the 13-month period by you, your spouse, your children under the age of 21, or a trustee or fiduciary of a single trust estate or single fiduciary account are eligible for inclusion under the letter of intent. Qualifying shares may include shares held in accounts held at a financial intermediary. Class A Shares of the Fund in accounts held through 401(k) plans and similar multi-participant retirement plans, or those accounts which cannot be linked using tax identification numbers, social security numbers or broker identification numbers are not qualifying shares. During the term of the letter of intent, the Fund will hold shares in an escrow account for payment of the sales load if $250,000 is not purchased within 13 months. If you do not purchase $250,000 of Class A Shares within the 13-month period, the Fund will redeem the sales charge on the Class A Shares from the shares held in escrow. The letter of intent may be amended or terminated at any time.

For the Fund shares that are sold with a sales charge, the broker-dealer’s sales commissions and reallowance will be paid based upon a reduced sales charge if the investor meetings the investment requirements under the letter of intent. If you do not meet the investment requirements, you will be charged the difference between the sales charge that you paid and the sales charge that would apply to the actual value of shares you purchased. A certain portion of your shares will be held in escrow by the Fund’s Transfer Agent for this purpose.

You may cancel a letter of intent by notifying your financial intermediary in writing. Complete liquidation of purchases made under a letter of intent prior to meeting the $250,000 investment amount, moreover, will result in the cancellation of the letter.

Reinstatement Privilege – The reinstatement privilege permits shareholders to purchase shares without a sales charge within 120 days of redeeming shares of an equal or greater amount.

Additional Information

The Adviser may at its own expense make payments to some, but not all brokers, dealers or financial intermediaries for shareholder services, as an incentive to sell shares of the Fund and/or to promote retention of its customers’ assets in the Fund. These payments sometimes referred to as “revenue sharing,” do not change the price paid by investors to purchase the Fund’s shares or the amount the Fund receives as proceeds from such sales.

Revenue sharing payments may be made to brokers, dealers and other financial intermediaries that provide services to the Fund or its shareholders including shareholder servicing, transaction processing, sub-accounting services, marketing support and/or access to representatives of the broker, dealer or other financial intermediaries. Revenue sharing payments also may be made to brokers, dealers and other financial intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list.

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You may wish to consider whether such arrangements exist when evaluating any recommendation to purchase shares of the Fund.

Dividends, Distributions and Taxes

Dividends and Distributions

For the Fund, dividends are declared, accrued and paid monthly based upon the Fund’s net investment income (i.e., income other than net realized capital gains). Net realized capital gains, if any, may be declared and paid annually at the end of the Fund’s fiscal year in which they have been earned.

Please note that dividends can be either reinvested or distributed in cash. Your distribution will be reinvested automatically in additional shares of the Fund in which you have invested, unless you have elected on your original application or by written instructions filed with the Fund, to have them paid in cash. Dividends will be reinvested at the net asset value per share at the close of business on the record dated. No sales charge will be assessed on shares purchased through reinvestment of distributions. If you elect to receive dividends in cash and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for six months, your dividends may be reinvested in your account at the then-current net asset value. All future distributions will be automatically reinvested in the shares of the Fund. No interest will accrue on amounts represented by uncashed distribution checks. You may request that dividends and other distributions be paid by wire transfer to a designated bank account by sending a written request to the Transfer Agent. The request must be received at least five business days prior to a payment date for it to be effective on that date.

It is the policy of the Fund to distribute to shareholders its net tax-exempt income and its investment company taxable income, if any, annually and any net realized capital gains annually or more frequently as required for qualification as a regulated investment company by the Internal Revenue Code of 1986, as amended, (the “Code”). Dividends and distributions generally are taxable in the year paid, except any dividends paid in January that were declared in the previous calendar quarter, with a record date in such quarter, will be treated as paid in December of the previous year.

Taxes

The following is a summary discussion of certain U.S. federal income tax consequences that may be relevant to a shareholder of the Fund that acquires, holds and/or disposes of shares of the Fund, and reflects provisions of the Code, existing Treasury regulations, rulings published by the IRS, and other applicable authority, as of the date of this prospectus. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important tax considerations generally applicable to investments in the Fund and the discussion set forth herein does not constitute tax advice. For more detailed information regarding tax considerations, see the SAI. There may be other tax considerations applicable to particular investors. In addition, income earned through an investment in the Fund may be subject to state, local and foreign taxes.

General Information.

The following information is meant as a general summary for U.S. citizens and residents. Most shareholders normally will have to pay federal income tax and any state or local taxes on the dividends and distributions it receives from the Fund whether dividends and distributions are paid in cash or reinvested in additional shares, to the extent that such distributions are not exempt from federal income tax.

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The Fund intends to qualify to be treated as regulated investment companies under the Code. While so qualified, the Fund will not be required to pay any federal income tax on that portion of its investment company taxable income and any net realized capital gains it distributes to shareholders. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Fund, to the extent it does not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting these distribution requirements.

The Fund’s distributions will consist primarily of exempt-interest dividends from interest earned on municipal securities. In general, provided certain requirements are met, exempt-interest dividends are exempt from federal income tax. However, shareholders who receive such exempt-interest dividends may be liable for federal and state alternative minimum tax and may be subject to state and local taxes.

The Fund, however, may invest a portion of its assets in securities that pay income that is not tax-exempt. The Fund also may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. Distributions from such income are taxable to you as ordinary income and generally will not be treated as qualified dividends subject to reduced rates of taxation for individuals. Distributions of ordinary income are taxable whether you reinvest your distributions in additional Fund shares or receive them in cash.

In general, Fund distributions that are not exempt from federal income tax are taxable to you (unless your investment is through a qualified retirement plan), as either ordinary income or capital gain. As discussed above, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable as long-term capital gains no matter how long you have owned your shares. A portion of the income dividends paid to you by the Fund may be qualified dividends eligible for taxation at long-term capital gain rates. Absent further legislation, the reduced rates of 15% for non-corporate taxpayers on long-term capital gains will cease to apply to taxable years beginning after December 31, 2012. If you buy shares when the Fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then potentially receiving a portion of the price back in the form of a taxable distribution.

By law, the Fund must withhold a portion of your taxable distributions and sales proceeds unless you:

•	provide your correct Social Security or taxpayer identification number,

•	certify that this number is correct,

•	certify that you are not subject to backup withholding, and

•	certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so. When backup withholding is required, the amount will be 28% (until 2013) of any distributions or proceeds paid.

When you sell your shares in the Fund, you may realize a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different Alpine Fund is the same as a sale. Your redemptions may also result in capital gain or loss for federal tax purposes.

Fund distributions and gains from the sale of your Fund shares generally are subject to state and local taxes.

Beginning in 2013, taxable distributions and redemptions will be subject to a 3.8% federal Medicare contribution tax on “net investment income” for individuals with income exceeding $200,000 ($250,000 if married and filing jointly).

Further, beginning in 2014, a 30% withholding tax will be imposed on dividends and, beginning in 2015, on redemption proceeds paid, to (i) certain foreign financial institutions and investment funds unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect U.S. owners. Under some circumstances, a foreign shareholder may be eligible for refunds or credits of such taxes.

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Because everyone’s tax situation is unique, always consult your tax professional about federal, state, local or foreign tax consequences of an investment in the Fund.

Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits. The Fund may invest a portion of its assets in private activity bonds. The income from these bonds is a preference item when determining your alternative minimum tax.

Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.

Financial Highlights

The Fund has not commenced operations as of the date of this Prospectus, no financial information is available.

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Notice of Privacy Policy

The Fund collects non-public information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with others or us.

The Fund does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as required by law or in response to inquiries from governmental authorities. The Fund restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. The Fund also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. The Fund maintains physical, electronic and procedural safeguards to guard your non-public personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Not Part of the Prospectus

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Additional Information

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Trust’s SAI. If given or made, such other information and representations should not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person, to whom, such offer may not lawfully be made.

INVESTMENT ADVISER

ALPINE WOODS CAPITAL INVESTORS, LLC
2500 Westchester Avenue, Suite 215
Purchase, NY 10577-2540

CUSTODIAN, ADMINISTRATOR & FUND ACCOUNTANT
STATE STREET BANK AND TRUST COMPANY
One Lincoln Street
Boston, MA 02111

TRANSFER AGENT
BOSTON FINANCIAL DATA SERVICES, INC.
PO Box 8061
Boston, MA 02266

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
[  ]

DISTRIBUTOR
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, WI 53202

FUND COUNSEL
WILLKIE FARR & GALLAGHER LLP
787 Seventh Avenue
New York, NY 10019

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To Obtain More Information about the Fund

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports — Additional information will be available in the Fund’s Annual and Semi-Annual Reports to Fund shareholders. The Annual Report contains a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information — The SAI provides more details about the Fund and its policies. A current SAI is on file with the SEC and is incorporated by reference into (and is legally a part of) this Prospectus.

To obtain free copies of the Annual or Semi-Annual Report to Fund Shareholders or the SAI or to discuss questions about the Fund:

By Telephone — 1-888-785-5578

By Mail — Alpine Funds, c/o Boston Financial Data Services, Inc., PO Box 8061, Boston, MA 02266.

By Website — www.alpinefunds.com

From the SEC — Information about the Fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room, 100 F Street, NE, Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the Fund are available on the IDEA database on the SEC’s Internet site at www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the Fund nor the distributor is offering to sell shares of the fund to any person to whom the Fund may not lawfully sell its shares.

Investment Company Act File Number 811-21210.

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The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

STATEMENT OF ADDITIONAL INFORMATION

Subject to Completion,
[February 28], 2013

ALPINE MUNICIPAL MONEY MARKET FUND
Investor Class (AMUXX)

ALPINE ULTRA SHORT TAX OPTIMIZED INCOME FUND
Institutional Class (ATOIX)
Class A (ATOAX)

ALPINE HIGH YIELD MANAGED DURATION MUNICIPAL FUND
Institutional Class (XXXXX)
Class A (XXXXX)

EACH A SERIES OF ALPINE INCOME TRUST

Alpine Funds
c/o Boston Financial Data Services, Inc.
PO Box 8061  Boston, MA 02266
1-888-785-5578

This Statement of Additional Information (the “SAI”) dated [February 28], 2013 relates to Alpine Municipal Money Market Fund, Alpine Ultra Short Tax Optimized Income Fund, and Alpine High Yield Managed Duration Municipal Fund (each, a “Fund” and collectively, the “Funds”). Each Fund is a separate series of Alpine Income Trust. Shares of the Funds are offered through a Prospectus dated [  ], 2013. A copy of the Prospectus may be obtained without charge by calling the number listed above. This SAI is not a prospectus. It contains information in addition to and more detailed than that set forth in the Prospectus and is intended to provide you with information regarding the activities and operations of the Funds. The SAI should be read in conjunction with the Prospectus.

The Alpine Municipal Money Market Fund’s and Alpine Ultra Short Tax Optimized Income Funds’ most recent Annual Report to shareholders is a separate document supplied with this SAI. The financial statements, accompanying notes and report of independent registered public accounting firm appearing in the Annual Report are incorporated into this SAI by reference to the Alpine Municipal Money Market Fund’s and Alpine Ultra Short Tax Optimized Income Fund’s October 31, 2011 Annual Report as filed with the Securities and Exchange Commission (the “SEC”).  As the Alpine High Yield Managed Duration Municipal Fund has not commenced operations as of the date of this Statement of Additional Information, no financial information is available.

TABLE OF CONTENTS

HISTORY OF THE FUNDS AND GENERAL INFORMATION	1
DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS	1
ALPINE MUNICIPAL MONEY MARKET FUND	2
ALPINE ULTRA SHORT TAX OPTIMIZED INCOME FUND	3
ALPINE HIGH YIELD MANAGED DURATION MUNICIPAL FUND	4
ALPINE MUNICIPAL MONEY MARKET FUND	6
ALPINE ULTRA SHORT TAX OPTIMIZED INCOME FUND	6
ALPINE HIGH YIELD MANAGED DURATION MUNICIPAL FUND	6
INVESTMENT RESTRICTIONS	19
PORTFOLIO TURNOVER	20
MANAGEMENT	21
CONTROL PERSONS, PRINCIPAL SHAREHOLDERS, AND MANAGEMENT OWNERSHIP	27
CODE OF ETHICS	27
PROXY VOTING GUIDELINES	28
ANTI-MONEY LAUNDERING PROGRAM	29
INVESTMENT ADVISORY ARRANGEMENTS	29
PORTFOLIO MANAGER	31
DISTRIBUTION AND SHAREHOLDER SERVICING	32
SERVICE PROVIDERS	34
SHAREHOLDER ACCOUNTS	35
PORTFOLIO TRANSACTIONS AND BROKERAGE TRANSACTIONS	40
PORTFOLIO HOLDINGS INFORMATION	41
TAXES	41
ADDITIONAL TAX INFORMATION	45
GENERAL INFORMATION	46
FINANCIAL STATEMENTS	47
APPENDIX “A” DESCRIPTION OF BOND RATINGS	A-1
APPENDIX “B” FUTURES AND OPTIONS	B-1

HISTORY OF THE FUNDS AND GENERAL INFORMATION

The Funds are each separate series of the Alpine Income Trust (the "Trust"). The Trust is a management investment company organized as a Delaware statutory trust on September 23, 2002. The Trust is governed by its Board of Trustees (the “Board” or the “Trustees”).

The Adviser Class of the Alpine Municipal Money Market Fund and the Alpine Ultra Short Tax Optimized Income Fund commenced operations on March 30, 2004. The Adviser Class of the Alpine Ultra Short Tax Optimized Income Fund changed its name to Class A Shares effective January 3, 2012. The Institutional Class of the Alpine Municipal Money Market Fund commenced operations on December 5, 2002, while the Institutional Class of the Alpine Ultra Short Tax Optimized Income Fund commenced operations on December 6, 2002. The Institutional Class of the Alpine Municipal Money Market Fund changed its name to the Investor Class Shares effective July 26, 2012.  The Class A and Institutional Class of the Alpine High Yield Managed Duration Municipal Fund are anticipated to commence operations on or about [    ].

The Trust is authorized to issue an unlimited number of interests (or shares) at $0.001 par value. Shares of each class and series have equal voting rights and liquidation rights, and are voted in the aggregate and not by the class or series except in matters where a separate vote is required by the Investment Company Act of 1940, as amended (the “1940 Act”), or when the matter affects only the interest of a particular Fund or class. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust’s outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

Each share of each Fund represents an equal proportionate interest in that Fund with each other share of that Fund, without any priority or preference over other shares.

Title and Description of Share Classes

The Trust has adopted a Multiple Class Plan pursuant to Rule 18f-3 under the 1940 Act, which details the attributes of each class. Under the Articles of Incorporation and a Multiple Class Plan adopted pursuant to Rule 18f-3 under the 1940 Act, each Fund is permitted to offer several classes of shares. The Funds are diversified, management investment companies. Alpine Municipal Money Market Fund consists of a single class of shares of beneficial interest – Investor Class and Alpine Ultra Short Tax Optimized Income Fund and Alpine High Yield Managed Duration Municipal Fund each consist of two classes of shares of beneficial interest – Class A Shares and Institutional Class. Generally, the Class A Shares are subject to a sales load and a Rule 12b-1 fee. The Institutional Class shares are not subject to any sales load or Rule 12b-1 fee.

Rights of Each Share Class

Each share of the common stock of a Fund is entitled one vote in electing Trustees and other matters that may be submitted to shareholders for a vote. All shares of all classes of each Fund in the Trust have equal voting rights. However, matters affecting only one particular Fund or class, can be voted on only by shareholders in that Fund or class. Only shareholders of the Class A Shares will be entitled to vote on matters submitted to a shareholder vote with respect to the Rule 12b-1 Plan applicable to such class. All shareholders are entitled to receive dividends when and as declared by the Trustees from time to time and as further discussed in the Prospectus.

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS

The following information supplements the description of each Fund’s investment objective, policies, principal investment strategies and risks as set forth under each Fund’s “SUMMARY SECTION” and “MORE ON THE FUNDS' INVESTMENT STRATEGIES, INVESTMENTS AND RISKS” in the Prospectus.

Alpine Woods Capital Investors, LLC (the “Adviser”) serves as the investment adviser of each Fund.

ALPINE MUNICIPAL MONEY MARKET FUND

The investment objective of Alpine Municipal Money Market Fund is to seek high federally tax-exempt current income consistent with preservation of capital and maintenance of liquidity. The Fund is managed to provide attractive yields and seeks to maintain a stable share price of $1.00. Under normal circumstances, the Fund invests at least 80% of its net assets in municipal obligations the income from which is exempt from federal income tax other than the federal alternative minimum tax (“AMT”). These obligations include high quality, short-term debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. The Fund may also invest its assets in other high quality debt obligations that pay federally tax-exempt interest (other than AMT).

Generally, municipal obligations are those whose interest is exempt from U.S. federal income tax. The Fund may invest, without limitation, in municipal obligations whose interest is a tax-preference item for purposes of AMT. For taxpayers who are subject to the AMT, a substantial portion of the Fund’s distributions may not be exempt from U.S. federal income tax. Accordingly, the Fund’s net return may be lower for those taxpayers.

From time to time, the Fund may invest 25% or more of its assets in municipal obligations that are related in such a way that an economic, business, or political development or change affecting one such security could also affect the other securities (for example, securities whose issuers are located in the same state). Such related sectors may include hospitals, retirement centers, pollution control, single family housing, multiple family housing, industrial development, utilities, education, and general obligation bonds. The Fund also may invest 25% or more of its assets in municipal obligations whose issuers are located in the same state. Such states may include, but are not limited to, California, Pennsylvania, Texas, New York, Florida, and Illinois.

The Fund must comply with the requirements of Rule 2a-7 under the 1940 Act (“Rule 2a-7”). Under the applicable quality requirements of Rule 2a-7, the Fund may purchase only U.S. dollar-denominated instruments that are determined to present minimal credit risks and that are at the time of acquisition “eligible securities” as defined in Rule 2a-7. Generally, eligible securities are divided into “first tier” and “second tier” securities. First tier securities are generally those rated in the highest rating category by a nationally recognized statistical rating organization (“NRSRO”) (e.g., A-1 by Standard & Poor’s, a subsidiary of The McGraw-Hill Companies, Inc. (“S&P”) or unrated securities deemed by the Adviser to be comparable in quality, U.S. government securities and securities issued by other money market funds. Second tier securities are generally those rated in the second highest rating category (e.g., A-2 by S&P) or unrated securities deemed by the Adviser to be comparable in quality.

After a security is purchased, it may cease to be rated or its rating may be reduced below the minimum required for purchase. Neither event will require an immediate sale of such security by the Fund provided that, when a security ceases to be rated, the Board determines that such security presents minimal credit risks and, provided further that, when a security rating is downgraded below the eligible quality for investment or no longer presents minimal credit risks, the Board finds that the sale of the security would not be in the Fund’s best interest. See “Appendix A - Description of Security Ratings.”

The Fund will maintain a dollar-weighted average maturity of 60 days or less and will limit its investments to securities that have remaining maturities of 397 calendar days or less (approximately, 13 months) or other features that shorten maturities in a manner consistent with the requirements of Rule 2a-7, such as interest rate reset and demand features.

Standby Commitments. The Fund may acquire standby commitments. Standby commitments are put options that entitle holders to same day settlement at an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. The Fund may acquire standby commitments to enhance the liquidity of portfolio securities, but only when the issuers of the commitments present minimal risk of default. Ordinarily, the Fund may not transfer a standby commitment to a third party, although it could sell the underlying municipal security to a third party at any time. The Fund may purchase standby commitments separate from or in conjunction with the purchase of securities subject to such commitments. In the latter case, the Fund would pay a higher price for the securities acquired, thus reducing their yield to maturity. Standby commitments will not affect the dollar-weighted average maturity of the Fund, or the valuation of the securities underlying the commitments. Issuers or financial intermediaries may obtain letters of credit or other guarantees to support their ability to buy securities on demand. The Adviser may rely upon its evaluation of a bank’s credit in determining whether to invest in an instrument supported by a letter of credit. Standby commitments are subject to certain risks, including the ability of issuers of standby commitments to pay for securities at the time the commitments are exercised; the fact that standby commitments are not marketable by the Fund; and the possibility that the maturities of the underlying securities may be different from those of the commitments.

Taxable Investments. The Fund anticipates being as fully invested as practicable in municipal obligations. However, the Fund may invest up to 20% of its net assets in taxable investments (of comparable quality to its respective tax-free investments), which would produce interest not exempt from U.S. federal income tax, including among others: (1) obligations issued or guaranteed, as to principal and interest, by the U.S. government, its agencies, or instrumentalities (U.S. government securities); (2) obligations of financial institutions, including banks, savings and loan institutions and mortgage banks, such as certificates of deposit, bankers’ acceptances, and time deposits; (3) corporate obligations, including commercial paper, with equivalent credit quality to the municipal obligations in which the Fund may invest.

The Fund may invest its assets in such taxable investments pending the investment or reinvestment of such assets in municipal obligations, in order to avoid the necessity of liquidating portfolio securities to satisfy redemptions or pay expenses, or when such action is deemed to be in the interest of the Fund’s shareholders. To the extent the Fund holds taxable securities, some income the Fund pays may be taxable. In addition, the Fund may invest up to 100% of its total assets in private activity bonds, the interest on which is a tax-preference item for taxpayers subject to AMT. The Fund may also invest its assets in the securities of other investment companies to the extent permitted by the 1940 Act.

ALPINE ULTRA SHORT TAX OPTIMIZED INCOME FUND

The investment objective of Alpine Ultra Short Tax Optimized Income Fund is to seek high after-tax current income consistent with preservation of capital. The Fund invests its assets in a combination of municipal obligations that pay interest that is free from U.S. federal income tax (other than AMT) and taxable debt obligations. The particular combination and relative weightings of municipal obligations and taxable debt obligations comprising the Fund’s investment portfolio will vary over time, depending on the types of investments that the Adviser believes will generate the highest after-tax current income consistent with preservation of capital. Under normal circumstances, the Fund will invest at least 80% of its net assets in tax-exempt obligations. The taxable debt obligations in which the Fund may invest include obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, domestic corporate debt obligations, mortgage-related and asset-backed securities and money market instruments. In managing the Fund’s investments, the Adviser seeks to capitalize on fundamental and technical opportunities in the debt obligations markets to enhance return. The obligations in which the Fund invests may be of any maturity, but under normal market conditions, it is expected that the Fund’s average portfolio maturity will range from 30 days to three years.

The obligations in which the Fund invests must, at the time of investment, be rated as investment grade by S&P or Moody’s Investors Service, Inc. (“Moody’s”), or the equivalent by another NRSRO, or if unrated, be determined by the Adviser to be of comparable quality. The Fund invests at least 50% of its net assets in obligations rated A or better. When the Adviser determines that an obligation is in a specific category, the Adviser may use the highest rating assigned to the obligation by any NRSRO. If an obligation’s credit rating is downgraded after the Fund’s investment, the Adviser monitors the situation to decide if the Fund needs to take any action such as selling the obligation. Investment grade debt securities have received a rating from S&P or Moody’s in one of the four highest rating categories or, if not rated, have been determined to be of comparable quality to such rated securities by the Adviser. In determining suitability of investment in a particular unrated security, the Adviser takes into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer, and other relevant conditions, such as comparability to other issuers.

In managing the Fund, the Adviser employs a process that combines sector allocation, fundamental research and duration management. In determining sector allocation, the Adviser analyzes the prevailing financial and investment characteristics of a broad range of sectors in which the Fund may invest. The Adviser seeks to enhance performance and to manage risk by underweighting or overweighting particular sectors. Based on fundamental research regarding securities, including fixed income research, credit analyses and use of sophisticated analytical systems, the Adviser makes decisions to purchase and sell securities for the Fund. The Adviser considers economic factors to develop strategic forecasts as to the direction of interest rates. Based on these forecasts, the Adviser establishes the Fund’s target duration, a common measurement of a security’s sensitivity to interest rate movements. For obligations owned by the Fund, duration measures the average time needed to receive the present value of all principal and interest payments by analyzing cash flows and interest rate movements. The Fund’s duration may be shorter than the Fund’s average maturity because the maturity of an obligation only measures the time remaining until final payment of principal is due. The Adviser closely monitors the Fund’s portfolio and makes adjustments as necessary.

Tax-Optimized Strategy

The Fund attempts to achieve high after-tax returns for shareholders by balancing investment considerations and tax considerations. The Fund seeks to achieve returns primarily in the form of current income and price appreciation. Among the techniques and strategies used in the tax-efficient management of the Fund are the following:

•	analyzing after-tax returns of different securities in the fixed-income market;

•	employing a long-term approach to investing;

•	attempting to minimize net realized short-term gains;

•	in selling appreciated securities, selecting the most tax-favored share lots; and

•	when appropriate, selling securities trading below their tax cost to realize losses.

In managing the Fund’s investments, the Adviser seeks to reduce, but not to eliminate, the taxes incurred by shareholders in connection with the Fund’s investment income and realized capital gains.

Consistent with this goal, the Adviser seeks to limit the portion of the Fund’s distributions that will be taxable as ordinary income. The Fund typically will sell portfolio securities when the Adviser believes that the anticipated performance benefit justifies the resulting tax liability. There is no assurance that taxable distributions can be avoided.

ALPINE HIGH YIELD MANAGED DURATION MUNICIPAL FUND

The investment objective of the Fund is to seek a high level of current income exempt from federal income tax.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in municipal obligations that are exempt from federal income tax (including securities subject to alternative minimum tax).   The Fund can invest substantial amounts of its assets in private activity municipal securities that pay interest that is tax-exempt but which may be a “tax-preference item” for investors subject to alternative minimum taxation.

The Fund has a flexible investment strategy and may invest in obligations of any credit quality and duration.  The Fund invests at least 50% of its assets in municipal bonds rated BBB/Baa or lower by independent rating agencies or the unrated equivalent as determined by the Adviser at the time of investment. Split rated bonds will be considered to have the higher credit rating. Municipal bonds rated below investment grade (BB/Ba or lower) are commonly known as “high yield” or “junk” bonds.  Municipal bonds in which the fund may invest include, but are not limited to, general obligation bonds, revenue bonds, private activity bonds, moral obligation bonds, municipal notes, municipal commercial paper, municipal lease obligations and tender option bonds.

The Fund seeks to maintain an effective portfolio duration between 3 and 7 years, however, it can buy securities of any maturity.  Because of events affecting the bond markets and interest rate changes, the duration of the portfolio might not meet the target at all times.

The Fund can invest up to 25% of its total assets in tobacco-related bonds without an appropriation pledge that makes payments only from a state’s interest in the Master Settlement Agreement.

The Fund may invest in U.S. Treasuries for defensive investment purposes.

The Fund can borrow up to one-third of its assets (including the amount borrowed) from banks. It can use those borrowings for a number of purposes, including for purchasing securities (or leverage), to meet redemption obligations, for temporary and emergency purposes.  However, the Fund does not intend to use leverage more than, in the aggregate, up to 10% of the value of its total assets to increase its holdings of portfolio securities.

In selecting investments for the Fund, the portfolio manager generally looks for a wide range of U.S. issuers and securities that provide high current income, including unrated bonds and securities of smaller issuers that offer high current income and might be overlooked by other investors and funds. The portfolio manager also focuses on securities with coupon interest or accretion rates, current market interest rates, callability and call prices that might change the effective maturity of particular securities.  The portfolio manager may consider selling a security if any of these factors no longer applies to a security purchased for the Fund, but are not required to do so.

The Fund’s 80% investment policy may be changed by the Board of Trustees upon 60 days’ prior notice to shareholders.

Inverse Floaters. An inverse floater is a derivative instrument, typically created by a trust established by a counterparty, that divides a municipal security into two securities: a short-term floating rate security and a long-term floating rate security which is referred to as an "inverse floater." The inverse floater pays interest at rates that move in the opposite direction of those on the short-term floating rate security. Inverse floaters produce less income when short-term interest rates rise (and may pay no income) and more income when short-term interest rates fall. Under certain circumstances a trust may be collapsed and the Fund may be required to repay the principal amount due on the short-term securities or the difference between the liquidation value of the underlying municipal bond and the principal amount due on those securities. Inverse floaters can be more volatile than conventional fixed-rate bonds. They also entail a degree of leverage and certain inverse floaters may require the Fund to provide collateral for payments on the short-term securities or to "unwind" the transaction.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities to another party and agrees to repurchase them at a particular date and price. The Fund may enter into a reverse repurchase agreement when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.

At the time the Fund enters into a reverse repurchase agreement, it will segregate liquid assets with a value not less than the repurchase price (including accrued interest). The use of reverse repurchase agreements may be regarded as leveraging and, therefore, speculative. Furthermore, reverse repurchase agreements involve the risks that (i) the interest income earned in the investment of the proceeds will be less than the interest expense, (ii) the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase, (iii) the market value of the securities sold will decline below the price at which the Fund is required to repurchase them and (iv) the securities will not be returned to the Fund.

In addition, if the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund’s obligations to repurchase the securities and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Municipal Interest Rate Swap Transactions. In order to hedge the value of the Fund against interest rate fluctuations or to enhance the Fund’s income, the Fund may enter into interest rate swap transactions such as Municipal Market Data AAA Cash Curve swaps (“MMD Swaps”) or Bond Market Association Municipal Swap Index swaps (“BMA Swaps”). To the extent that the Fund enters into these transactions, the Fund expects to do so primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions primarily as a hedge rather than as a speculative investment. However, the Fund also may invest in MMD Swaps and BMA Swaps to enhance income or gain or to increase the Fund’s yield, for example, during periods of steep interest rate yield curves (i.e., wide differences between short term and long term interest rates).

The Fund may purchase and sell BMA Swaps in the BMA swap market. In a BMA Swap, the Fund exchanges with another party their respective commitments to pay or receive interest (e.g., an exchange of fixed rate payments for floating rate payments linked to the Bond Market Association Municipal Swap Index). Because the underlying index is a tax-exempt index, BMA Swaps may reduce cross-market risks incurred by a Fund and increase the Fund’s ability to hedge effectively. BMA Swaps are typically quoted for the entire yield curve, beginning with a seven day floating rate index out to 30 years. The duration of a BMA Swap is approximately equal to the duration of a fixed-rate Municipal Bond with the same attributes as the swap (e.g., coupon, maturity, call feature).

The Fund may also purchase and sell MMD Swaps, also known as MMD rate locks. An MMD Swap permits the Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. By using an MMD Swap, the Fund can create a synthetic long or short position, allowing the Fund to select the most attractive part of the yield curve. An MMD Swap is a contract between the Fund and an MMD Swap provider pursuant to which the parties agree to make payments to each other on a notional amount, contingent upon whether the Municipal Market Data AAA General Obligation Scale is above or below a specified level on the expiration date of the contract. For example, if the Fund buys an MMD Swap and the Municipal Market Data AAA General Obligation Scale is below the specified level on the expiration date, the counterparty to the contract will make a payment to the Fund equal to the specified level minus the actual level, multiplied by the notional amount of the contract. If the Municipal Market Data AAA General Obligation Scale is above the specified level on the expiration date, the Fund will make a payment to the counterparty equal to the actual level minus the specified level, multiplied by the notional amount of the contract.

In connection with investments in BMA and MMD Swaps, there is a risk that municipal yields will move in the opposite direction than anticipated by the Fund, which would cause the Fund to make payments to its counterparty in the transaction that could adversely affect the Fund’s performance. The Fund has no obligation to enter into BMA or MMD Swaps and may not do so. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of liquid assets that have an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund.

ALPINE MUNICIPAL MONEY MARKET FUND, ALPINE ULTRA SHORT TAX OPTIMIZED INCOME FUND AND ALPINE HIGH YIELD MANAGED DURATION MUNICIPAL FUND

Auction Rate Securities (Ultra Short Fund and High Yield Municipal Fund)

The Funds may acquire auction rate securities. Auction rate securities consist of auction rate municipal obligations. Provided that the auction mechanism is successful, auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities.

Debt Securities (Ultra Short Fund and High Yield Municipal Fund)

The Funds may acquire taxable debt obligations. The Funds may invest in taxable bonds and other types of debt obligations of U.S. issuers. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations which do not pay interest until maturity. Debt securities may include:

•	bonds, notes and debentures issued by corporations;

•	debt securities issued or guaranteed by the U.S. government or

•	one of its agencies or instrumentalities (U.S. government securities); and

•	mortgage-related and assets-backed securities.

Mortgage-Backed Securities (Ultra Short Fund and High Yield Municipal Fund)

The Funds may invest in mortgage-related securities issued or guaranteed by the U.S. government, or one of its agencies or instrumentalities, or issued by private issuers. The mortgage-related securities in which the Fund may invest include collateralized mortgage obligations (“CMOs”) and interests in real estate mortgage investment conduits (“REMICs”). CMOs are debt instruments issued by special purpose entities and secured by mortgages or other mortgage-backed securities, which provide by their terms for aggregate payments of principal and interest based on the payments made on the underlying mortgages or securities. CMOs are typically issued in separate classes with varying coupons and stated maturities. REMIC interests are mortgage-backed securities as to which the issuers have qualified to be treated as real estate mortgage investment conduits under the Internal Revenue Code of 1986, as amended (“Code”), and have the same characteristics as CMOs.

The Funds may from time to time also invest in “stripped” mortgage-backed securities. These are securities which operate like CMOs but entitle the holder to disproportionate interests with respect to the allocation of interest or principal on the underlying mortgages or securities. A stripped mortgage-backed security is created by the issuer separating the interest and principal on a mortgage pool to form two or more independently traded securities. The result is the creation of classes of discount securities which can be structured to produce faster or slower prepayment expectations based upon the particular underlying mortgage interest rate payments assigned to each class. These obligations exhibit risk characteristics similar to mortgage-backed securities generally and zero coupon securities. Due to existing market characteristics, “interest only” and “principal only” mortgage-backed securities are considered to be illiquid. The prices of these securities are more volatile than the prices of debt securities which make periodic payments of interest.

Because the mortgages underlying mortgage-related securities are subject to prepayment at any time, most mortgage-backed securities are subject to the risk of prepayment in an amount differing from that anticipated at the time of issuance. Prepayments generally are passed through to the holders of the securities. Any such prepayments received by the Funds must be reinvested in other securities. As a result, prepayments in excess of that anticipated could adversely affect yield to the extent reinvested in instruments with a lower interest rate than that of the original security. Prepayments on a pool of mortgages are influenced by a variety of economic, geographic, social and other factors. Generally, however, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. Accordingly, amounts required to be reinvested are likely to be greater (and the potential for capital appreciation less) during a period of declining interest rates than during a period of rising interest rates. Mortgage-related securities may be purchased at a premium over the principal or face value in order to obtain higher income. The recovery of any premium that may have been paid for a given security is solely a function of the ability to liquidate such security at or above the purchase price. Mortgage-backed securities may also be affected by the downturn in the subprime mortgage lending market in the United States.

Asset-Backed Securities (Ultra Short Fund and High Yield Municipal Fund)

The Funds may invest in asset-backed securities issued by private issuers. Asset-backed securities represent interests in pools of consumer loans (generally unrelated to mortgage loans) and most often are structured as pass-through securities. Interest and principal payments ultimately depend on payment of the underlying loans by individuals, although the securities may be supported by letters of credit or other credit enhancements. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing the credit enhancement. Asset-backed securities may be “stripped” into classes in a manner similar to that described above, and are subject to the prepayment risks described therein.

During periods of rising interest rates, the average life of certain fixed income securities is extended because of slower than expected principal payments. This may lock in a below-market interest rate and extend the duration of these fixed-income securities, especially mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, these securities may exhibit additional volatility and lose value. This is known as extension risk.

Zero Coupon, Pay-in-kind and Deferred Payment Securities (Ultra Short Fund and High Yield Municipal Fund)

The Funds may invest in zero coupon, pay-in-kind and deferred payment securities. Zero coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. A Fund accrues income with respect to zero coupon and pay-in-kind securities prior to the receipt of cash payments. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. While interest payments are not made on such securities, holders of such securities are deemed to have received “phantom income.” Because a Fund will distribute “phantom income” to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, a Fund will have fewer assets with which to purchase income producing securities. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods.

Repurchase Agreements (Ultra Short Fund and High Yield Municipal Fund)

The Funds may enter into repurchase agreements. Repurchase agreements are agreements under which a Fund purchases securities from a bank or a securities dealer that agrees to repurchase the securities from a Fund at a higher price on a designated future date. If the seller under a repurchase agreement becomes insolvent, a Fund’s right to dispose of the securities may be restricted, or the value of the securities may decline before a Fund is able to dispose of them. In the event of the bankruptcy or insolvency of the seller, the Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities. If the seller defaults, the value of the securities may decline before a Fund is able to dispose of them. If a Fund enters into a repurchase agreement that is subject to foreign law and the other party defaults, the Fund may not enjoy protections comparable to those provided to most repurchase agreements under U.S. bankruptcy law, and may suffer delays and losses in disposing of the collateral. The Funds have adopted procedures designed to minimize the risks of loss from repurchase agreements.

A Fund’s custodian or a sub-custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from a Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. The Funds believe that under the regular procedures normally in effect for custody of the Fund’s portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. A Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the Adviser to be creditworthy pursuant to guidelines established by the Trustees.

Municipal Securities (All Funds)

Municipal securities (which are also referred to herein as “municipal obligations” or “municipal bonds”) generally include debt obligations (bonds, notes or commercial paper) issued by or on behalf of any of the 50 states and their political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers, participations or other interests in these securities and other related investments. The interest paid on municipal securities is excluded from gross income for regular federal income tax purposes, although it may be subject to the AMT. Municipal securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, gas, and electric utilities. They may also be issued to refund outstanding obligations, to obtain funds for general operating expenses, or to obtain funds to loan to other public institutions and facilities and in anticipation of the receipt of revenue or the issuance of other obligations.

The two principal classifications of municipal securities are “general obligation” securities and “limited obligation” or “revenue” securities. General obligation securities are secured by a municipal issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Accordingly, the capacity of the issuer of a general obligation bond as to the timely payment of interest and the repayment of principal when due is affected by the issuer’s maintenance of its tax base. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Accordingly, the timely payment of interest and the repayment of principal in accordance with the terms of the revenue security is a function of the economic viability of the facility or revenue source. Revenue securities include private activity bonds (described below) which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Municipal securities may also include “moral obligation” bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, the Funds may not be able to readily sell bonds at the prices at which they are carried on the Funds' books. If the Funds needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds' prices.

Private Activity Bonds (All Funds)

Private activity bonds are issued by or on behalf of public authorities to provide funds, usually through a loan or lease arrangement, to a private entity for the purpose of financing construction of privately operated industrial facilities, such as warehouse, office, plant and storage facilities and environmental and pollution control facilities. Such bonds are secured primarily by revenues derived from loan repayments or lease payments due from the entity, which may or may not be guaranteed by a parent company or otherwise secured. Private activity bonds generally are not secured by a pledge of the taxing power of the issuer of such bonds. Therefore, repayment of such bonds generally depends on the revenue of a private entity. The continued ability of an entity to generate sufficient revenues for the payment of principal and interest on such bonds will be affected by many factors, including the size of the entity, its capital structure, demand for its products or services, competition, general economic conditions, government regulation and the entity’s dependence on revenues for the operation of the particular facility being financed.

Under current federal income tax law, interest on municipal bonds issued after August 7, 1986 which are specified private activity bonds and the proportionate share of any exempt-interest dividend paid by a regulated investment company that receives interest from such private activity bonds, will be treated as an item of tax preference for purposes of the AMT that is imposed on individuals and corporations by the Internal Revenue Code of 1986, as amended (the “Code”), though for regular federal income tax purposes such interest will remain fully tax-exempt. Bonds issued in 2009 and 2010 generally will not be treated as private activity bonds, and interest earned on such bonds generally will not be treated as a tax preference item. Although interest on all tax-exempt obligations (including private activity bonds) is generally included in “adjusted current earnings” of corporations for AMT purposes, interest on bonds issued in 2009 and 2010 generally is not included in adjusted current earnings.

Industrial Development Bonds (All Funds) Industrial development bonds (“IDBs”) are issued by public authorities to obtain funds to provide financing for privately-operated facilities for business and manufacturing, housing, sports, convention or trade show facilities, airport, mass transit, port and parking facilities, air or water pollution control facilities, and certain facilities for water supply, gas, electricity or sewerage or solid waste disposal. Although IDBs are issued by municipal authorities, the payment of principal and interest on IDBs is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of the real and personal property being financed as security for such payments. IDBs are considered municipal securities if the interest paid is exempt from regular federal income tax. Interest earned on IDBs may be subject to the AMT.

Municipal Leases (All Funds) Municipal leases or installment purchase contracts are issued by a state or local government to acquire equipment or facilities. Municipal leases frequently have special risks not normally associated with general obligation bonds or revenue bonds. Many leases include “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Although the obligations are typically secured by the leased equipment or facilities, the disposition of the property in the event of non- appropriation or foreclosure might, in some cases, prove difficult or, if sold, may not fully cover a fund’s exposure.

Municipal Notes (All Funds) There are four major varieties of state and municipal notes: Tax and Revenue Anticipation Notes (“TRANs”); Tax Anticipation Notes (“TANs”); Revenue Anticipation Notes (“RANs”); and Bond Anticipation Notes (“BANs”). TRANs, TANs and RANs are issued by states, municipalities and other tax-exempt issuers to finance short-term cash needs or, occasionally, to finance construction. Many TRANs, TANs and RANs are general obligations of the issuing entity payable from taxes or designated revenues, respectively, expected to be received within the related fiscal period. BANs are issued with the expectation that their principal and interest will be paid out of proceeds from renewal notes or bonds to be issued prior to the maturity of the BANs. BANs are issued most frequently by both general obligation and revenue bond issuers usually to finance such items as land acquisition, facility acquisition and/or construction and capital improvement projects.

Tax-Exempt Commercial Paper (All Funds) Tax-exempt commercial paper is a short-term obligation with a stated maturity of 270 days or less. It is issued by state and local governments or their agencies to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing. While tax-exempt commercial paper is intended to be repaid from general revenues or refinanced, it frequently is backed by a letter of credit, lending arrangement, note repurchase agreement or other credit facility agreement offered by a bank or financial institution.

Demand Instruments (All Funds) Municipal bonds may be issued as floating- or variable-rate securities subject to demand features (“demand instruments”). Demand instruments usually have a stated maturity of more than one year but contain a demand feature (or “put”) that enables the holder to redeem the investment. Variable-rate demand instruments provide for automatic establishment of a new interest rate on set dates. Floating-rate demand instruments provide for automatic adjustment of interest rates whenever a specified interest rate (e.g., the prime rate) changes. These floating and variable rate instruments are payable upon a specified period of notice which may range from one day up to one year. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily to up to one year and the adjustments are based upon the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. Variable rate instruments include participation interests in variable- or fixed-rate municipal obligations owned by a bank, insurance company or other financial institution or affiliated organizations. Although the rate of the underlying municipal obligations may be fixed, the terms of the participation interest may result in a fund receiving a variable rate on its investment.

Because of the variable rate nature of the instruments, when prevailing interest rates decline the yield on these instruments will generally decline. On the other hand, during periods when prevailing interest rates increase, the yield on these instruments will generally increase and the instruments will have less risk of capital depreciation than instruments bearing a fixed rate of return.

See also “Variable and Floating Rate Obligations.”

Additional Risks Relating to Municipal Securities

Tax risk. The Code imposes certain continuing requirements on issuers of tax-exempt bonds regarding the use, expenditure and investment of bond proceeds and the payment of rebates to the U.S. government. Failure by the issuer to comply after the issuance of tax-exempt bonds with certain of these requirements could cause interest on the bonds to become includable in gross income retroactive to the date of issuance.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations, and similar proposals may be introduced in the future. In addition, the federal income tax exemption has been, and may in the future be, the subject of litigation. If one of these proposals were enacted, the availability of tax-exempt obligations for investment by a fund and the value of the fund’s investments would be affected.

Opinions relating to the validity of municipal obligations and to the exclusion of interest thereon from gross income for regular federal and/or state income tax purposes are rendered by bond counsel to the respective issuers at the time of issuance. A fund and its service providers will rely on such opinions and will not review the proceedings relating to the issuance of municipal obligations or the bases for such opinions.

Information risk. Information about the financial condition of issuers of municipal obligations may be less available than about corporations whose securities are publicly traded.

State and Federal law risk. Municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any one or more issuers to pay, when due, the principal of and interest on its or their municipal obligations may be materially affected.

Market and ratings risk. The yields on municipal obligations are dependent on a variety of factors, including economic and monetary conditions, general market conditions, supply and demand, general conditions of the municipal market, size of a particular offering, the maturity of the obligation and the rating of the issue. Adverse economic, business, legal or political developments might affect all or substantial portions of a fund’s municipal obligations in the same manner.

Unfavorable developments in any economic sector may have far-reaching ramifications for the overall or any state’s municipal market.

Although the ratings of tax-exempt securities by ratings agencies are relative and subjective, and are not absolute standards of quality, such ratings reflect the assessment of the ratings agency, at the time of issuance of the rating, of the economic viability of the issuer of a general obligation bond or, with respect to a revenue bond, the special revenue source, with respect to the timely payment of interest and the repayment of principal in accordance with the terms of the obligation, but do not reflect an assessment of the market value of the obligation. See Appendix A for additional information regarding ratings. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields when purchased in the open market, while municipal obligations of the same maturity and coupon with different ratings may have the same yield.

Liquidity. In general, the secondary market for tax-exempt securities may be less liquid than that for taxable fixed-income securities.

Risks Inherent in an Investment in Different Types of Municipal Securities

General Obligation Bonds. General obligation bonds are backed by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. However, the taxing power of any governmental entity may be limited by provisions of state constitutions or laws and an entity’s credit will depend on many factors. Some such factors are the entity’s tax base, the extent to which the entity relies on federal or state aid, and other factors which are beyond the entity’s control.

Industrial Development Revenue Bonds (“IDRs”). IDRs are tax-exempt securities issued by states, municipalities, public authorities or similar entities to finance the cost of acquiring, constructing or improving various projects. These projects are usually operated by corporate entities. IDRs are not general obligations of governmental entities backed by their taxing power. Issuers are only obligated to pay amounts due on the IDRs to the extent that funds are available from the unexpended proceeds of the IDRs or receipts or revenues of the issuer. Payment of IDRs is solely dependent upon the creditworthiness of the corporate operator of the project or corporate guarantor. Such corporate operators or guarantors that are industrial companies may be affected by many factors, which may have an adverse impact on the credit quality of the particular company or industry.

Hospital and Health Care Facility Bonds. The ability of hospitals and other health care facilities to meet their obligations with respect to revenue bonds issued on their behalf is dependent on various factors. Some such factors are the level of payments received from private third-party payors and government programs and the cost of providing health care services. There can be no assurance that payments under governmental programs will be sufficient to cover the costs associated with their bonds. It may also be necessary for a hospital or other health care facility to incur substantial capital expenditures or increased operating expenses to effect changes in its facilities, equipment, personnel and services. Hospitals and other health care facilities are additionally subject to claims and legal actions by patients and others in the ordinary course of business. There can be no assurance that a claim will not exceed the insurance coverage of a health care facility or that insurance coverage will be available to a facility.

Single Family and Multi-Family Housing Bonds. Multi-family housing revenue bonds and single family mortgage revenue bonds are state and local housing issues that have been issued to provide financing for various housing projects.

Multi-family housing revenue bonds are payable primarily from mortgage loans to housing projects for low to moderate income families. Single-family mortgage revenue bonds are issued for the purpose of acquiring notes secured by mortgages on residences. The ability of housing issuers to make debt service payments on their obligations may be affected by various economic and non-economic factors. Such factors include: occupancy levels, adequate rental income in multi-family projects, the rate of default on mortgage loans underlying single family issues and the ability of mortgage insurers to pay claims. All single-family mortgage revenue bonds and certain multi-family housing revenue bonds are prepayable over the life of the underlying mortgage or mortgage pool. Therefore, the average life of housing obligations cannot be determined. However, the average life of these obligations will ordinarily be less than their stated maturities. Mortgage loans are frequently partially or completely prepaid prior to their final stated maturities.

Power Facility Bonds. The ability of utilities to meet their obligations with respect to bonds they issue is dependent on various factors. These factors include the rates that they may charge their customers, the demand for a utility’s services and the cost of providing those services. Utilities are also subject to extensive regulations relating to the rates which they may charge customers. Utilities can experience regulatory, political and consumer resistance to rate increases. Utilities engaged in long-term capital projects are especially sensitive to regulatory lags in granting rate increases. Utilities are additionally subject to increased costs due to governmental environmental regulation and decreased profits due to increasing competition. Any difficulty in obtaining timely and adequate rate increases could adversely affect a utility’s results of operations. The Adviser cannot predict the effect of such factors on the ability of issuers to meet their obligations with respect to bonds.

Water and Sewer Revenue Bonds. Water and sewer bonds are generally payable from user fees. The ability of state and local water and sewer authorities to meet their obligations may be affected by a number of factors. Some such factors are the failure of municipalities to utilize fully the facilities constructed by these authorities, declines in revenue from user charges, rising construction and maintenance costs, impact of environmental requirements, the difficulty of obtaining or discovering new supplies of fresh water, the effect of conservation programs, the impact of “no growth” zoning ordinances and the continued availability of federal and state financial assistance and of municipal bond insurance for future bond issues.

University and College Bonds. The ability of universities and colleges to meet their obligations is dependent upon various factors. Some of these factors of which an investor should be aware are the size and diversity of their sources of revenues, enrollment, reputation, management expertise, the availability and restrictions on the use of endowments and other funds and the quality and maintenance costs of campus facilities. Also, in the case of public institutions, the financial condition of the relevant state or other governmental entity and its policies with respect to education may affect an institution’s ability to make payments on its own.

Recent Market Events. In recent years, the fixed-income markets have experienced a period of extreme volatility which has negatively impacted market liquidity conditions. Initially, the concerns on the part of market participants were focused on the subprime segment of the mortgage-backed securities market. However, these concerns expanded to include a broad range of mortgage-and asset-backed and other fixed income securities, including those rated investment grade, the U.S. and international credit and interbank money markets generally, and a wide range of financial institutions and markets, asset classes and sectors. As a result, fixed income instruments have experienced liquidity issues, increased price volatility, credit downgrades, and increased likelihood of default. Securities that are less liquid are more difficult to value and may be hard to dispose of. Domestic and international equity markets have also experienced heightened volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected. These events and the continuing market upheavals may have an adverse effect on the Funds.

Mortgage-Backed Bonds. Each Fund’s investments in municipal obligations may include mortgage-backed municipal bonds, which are a type of municipal security issued by a state, authority or municipality to provide financing for residential housing mortgages to target groups, generally low-income individuals who are first-time home buyers. A Fund’s interest, evidenced by such obligations, is an undivided interest in a pool of mortgages. Payments made on the underlying mortgages and passed through to the Fund will represent both regularly scheduled principal and interest payments. The Fund may also receive additional principal payments representing prepayments of the underlying mortgages. While a certain level of prepayments can be expected, regardless of the interest rate environment, it is anticipated that prepayment of the underlying mortgages will accelerate in periods of declining interest rates. In the event that the Fund receives principal prepayments in a declining interest-rate environment, its reinvestment of such funds may be in bonds with a lower yield.

Participation Interests. A participation interest gives a Fund an undivided interest in a municipal debt obligation in the proportion that the Fund’s participation interest bears to the principal amount of the obligation. These instruments may have fixed, floating or variable rates of interest. The Fund will only purchase participation interests if accompanied by an opinion of counsel that the interest earned on the underlying municipal obligations will be tax-exempt. If the Fund purchases unrated participation interests, the Board of Trustees or its delegate must have determined that the credit risk is equivalent to the rated obligations in which the Fund may invest. Participation interests may be backed by a letter of credit or repurchase obligation of the selling institution. When determining whether such a participation interest meets a Fund’s credit quality requirements, the Fund may look to the credit quality of any financial guarantor providing a letter of credit or guaranty.

Put Features. Put features entitle the holder to sell a security (including a repurchase agreement) back to the issuer of a third party at any time or at specific intervals. They are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from domestic or foreign banks. The Adviser may rely on its evaluation of a bank’s credit in determining whether to purchase a security supported by a letter of credit. In evaluating a foreign bank’s credit, the Adviser will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls or other government restrictions that might affect the bank’s ability to honor its credit commitment. Demand features, standby commitments and tender options are types of put features.

Tender Option Bonds. Each of the Funds may purchase tender option bonds. Tender option bonds are created by coupling an intermediate- or long-term, fixed-rate, tax-exempt bond (generally held pursuant to a custodial arrangement) with a tender agreement that gives the holder the option to tender the bond at its face value. As consideration for providing the tender option, the sponsor (usually a bank, broker-dealer, or other financial institution) receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. After a payment of the tender option fee, a Fund effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. Subject to applicable regulatory requirements, Alpine Municipal Money Market Fund may buy tender option bonds if the agreement gives the Fund the right to tender the bond in accordance with Rule 2a-7. In selecting tender option bonds for a Fund, the Adviser will consider the creditworthiness of the issuer of the underlying bond, the custodian and the third party provider of the tender option. In certain instances, a sponsor may terminate a tender option if, for example, the issuer of the underlying bond defaults on a interest payment.

Variable or Floating Rate Obligations. Each Fund may invest in variable rate or floating rate obligations. Floating rate obligations have interest rates that change whenever there is a change in a designated base rate while variable rate obligations provide for a specified periodic adjustment in the interest rate. The interest rate of variable rate obligations ordinarily is determined by reference to or is a percentage of an objective standard such as a bank’s prime rate, the 90-day U.S. Treasury Bill rate or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rate on variable rate obligations reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. Alpine Municipal Money Market Fund determines the maturity of variable rate obligations and floating rate obligations in accordance with Rule 2a-7, which allows the Fund to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.

Demand Instruments

Each Fund may invest in securities issued as floating- or variable-rate securities subject to demand features (“demand instruments”). Demand instruments usually have a stated maturity of more than one year but contain a demand feature (or “put”) that enables the holder to tender the investment at an exercise price equal to approximately the amortized cost of the instrument plus accrued interest on no more than 30 days’ notice. Variable rate demand instruments provide for automatic establishment of a new interest rate on set dates. Floating-rate demand instruments provide for automatic adjustment of interest rates whenever a specified interest rate (e.g., the prime rate) changes.

The Funds currently are permitted to purchase floating rate and variable rate obligations with demand features in accordance with requirements established by the SEC and pursuant to Rule 2a-7 under the 1940 Act. Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks.

Securities with demand features may involve certain expenses and risks, including the inability of the issuer of the instrument to pay for the securities at the time the instrument is exercised, non-marketability of the instrument and differences between the maturity of the underlying security and the maturity of the instrument. Securities may cost more with demand features than without them. Demand features can serve three purposes: (i) to shorten the maturity of a variable or floating rate security, (ii) to enhance the instrument’s credit quality and (iii) to provide a source of liquidity. Demand features are often issued by third party financial institutions, generally domestic and foreign banks, and by brokerage firms or insurance companies. Accordingly, the credit quality and liquidity of a fund’s investments may be dependent in part on the credit quality of the institutions supporting the fund’s investments and changes in the credit quality of these institutions could cause losses to a fund and affect its share price.

Certain Tax Aspects. Municipal obligations are also categorized according to whether or not the interest is includable in the calculation of AMT imposed on individuals, according to whether or not the costs of acquiring or carrying the securities are deductible in part by banks and other financial institutions, and according to other criteria relevant for federal income tax purposes. Due to the increasing complexity of the Internal Revenue Code of 1986, as amended, and related requirements governing the issuance of tax-exempt securities, industry practice has uniformly required, as a condition to the issuance thereof, particularly in the case of revenue bonds, an opinion of a nationally recognized bond counsel as to the tax-exempt status of interest on such securities.

Additional Risk Considerations. The U.S. federal bankruptcy statutes relating to the adjustments of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material adverse changes in the rights of holders of obligations issued by such subdivisions or authorities.

Litigation challenging the validity under the state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states. In other instances there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law which ultimately could affect the validity of those municipal securities or the tax-free nature of the interest thereon.

Proposals to restrict or eliminate the federal income tax exemption for interest on municipal obligations are introduced before the U.S. Congress from time to time. Proposals also may be introduced before state legislatures that would affect the state tax treatment of a Fund’s distributions. If such proposals were enacted, the availability of municipal obligations and the value of a Fund’s holdings would be affected and the Board of Trustees would reevaluate the Fund’s investment objective and policies.

Portfolio Turnover. The Ultra Short Fund and High Yield Municipal Fund may engage in short-term trading strategies and securities may be sold without regard to the length of time held when, in the opinion of the Adviser, investment considerations warrant such action. These policies may have the effect of increasing the annual rate of portfolio turnover of the Ultra Short Fund and High Yield Municipal Fund. Higher rates of portfolio turnover would likely result in higher brokerage costs and may generate short-term capital gains taxable as ordinary income.

Quality and Diversification Requirements. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision is regarded as the sole issuer. Similarly, in the case of an industrial development revenue bond for pollution control revenue bond, if the bond is backed only by the assets and revenues of the non-governmental uses, the non-governmental user is regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guaranty is regarded as a separate security and treated as an issue of such guarantor. See “INVESTMENT RESTRICTIONS.”

U.S. Government Securities. Each of the Funds may invest in direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States.

Each Fund may invest in obligations issued or guaranteed by U.S. government agencies or instrumentalities. These obligations may or may not be backed by the “full faith and credit” of the United States. Securities which are backed by the full faith and credit of the United States include obligations of Ginnie Mae, the Farmers Home Administration and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the United States, each Fund must look principally to the U.S. federal agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which each Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to: (i) obligations of the Tennessee Valley Authority, the Freddie Mac, the Federal Home Loan Bank and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (ii) securities issued by the Fannie Mae, which are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and (iii) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency.

Other Taxable Debt Obligations. The Funds may invest in publicly and privately issued debt obligations of U.S. corporations, including obligations of industrial, utility, banking and other financial issuers. These securities are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

Investment Company Securities. Securities of other investment companies may be acquired by each of the Funds to the extent permitted under the 1940 Act or any order pursuant thereto. Absent an SEC order, these limits currently require that, as determined immediately after a purchase is made (i) not more than 5% of the value of a Fund’s total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund, provided, however, that a Fund may invest all of its investable assets in an open-end investment company that has the same investment objective and substantially the same investment policies as the Fund. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in connection with its own operations.

Investments in other investment companies are subject to the risk of the securities in which those investment companies invest. In addition, to the extent the Fund invests in securities of other investment companies, Fund shareholders would indirectly pay a portion of the operating costs of such companies in addition to the expenses of the Fund’s own operation. These costs include management, brokerage, shareholder servicing and other operational expenses.

Illiquid Securities. The term “illiquid securities” means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days, term deposits maturing in more than seven days, restricted securities (other than Rule 144A discussed below), privately issued interest-only and principal-only stripped asset-backed securities, over-the counter options and the assets used to cover written over-the-counter options, and municipal lease obligations (including certificates of participation) other than those the Adviser has determined are liquid pursuant to guidelines established by the Board. A Fund may not be able to readily liquidate its investments in illiquid securities and may have to sell other investments if necessary to raise cash to meet its obligations. The lack of a liquid secondary market for illiquid securities may make it more difficult for a Fund to assign a value to those securities for purposes of valuing its portfolio and calculating its net asset value.

Restricted securities are not registered under the Securities Act of 1933, as amended (“Securities Act”), and may be sold only in privately negotiated or other exempted transactions or after a registration statement under the Securities Act has become effective. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time a fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell.

Not all restricted securities are illiquid. A large institutional market has developed for many U.S. and non-U.S. securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer’s ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Institutional markets for restricted securities also have developed as a result of Rule 144A under the Securities Act, which establishes a “safe harbor” from the registration requirements of the Securities Act for resale of certain securities to qualified institutional buyers. These markets include automated systems for the trading, clearance and settlement of unregistered securities of U.S. and non-U.S. issuers, such as the PORTAL System sponsored by the Financial Industry Regulatory Authority. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a fund, however, could affect adversely the marketability of such portfolio securities, and the fund might be unable to dispose of them promptly or at favorable prices.

The Board has delegated the function of making day-to-day determinations of liquidity to the Adviser pursuant to guidelines approved by the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, which may include (1) the frequency of trades for the security, (2) the number of dealers willing to purchase and sell the security and the number of potential purchasers; (3) the number of dealers who undertake to make a market in the security; and (4) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer). In some cases, the Adviser may determine presumptively illiquid securities to be liquid in accordance with SEC and Board guidelines. The Adviser monitors the liquidity of restricted securities in each Fund’s portfolio and reports periodically on such decisions to the Board.

The Adviser also monitors each Fund’s overall holdings of illiquid securities. If a fund’s holdings of illiquid securities exceed its limitation on investments in illiquid securities for any reason (such as a particular security becoming illiquid, changes in the relative market values of liquid and illiquid portfolio securities or shareholder redemptions), The Adviser will consider what action would be in the best interests of a Fund and its shareholders. Such action may include engaging in an orderly disposition of securities to reduce the Fund’s holdings of illiquid securities. However, a Fund is not required to dispose of illiquid securities under these circumstances.

Municipal lease obligations will not be considered illiquid if they (i) are publicly offered and are rated in one of the two highest rating categories by at least two NRSROs, or if only one NRSRO rates the security, by that NRSRO, or (ii) have a demand feature, which, if exercised, will result in payment of their par value within seven days. Municipal lease obligations not meeting either of these criteria (restricted municipal lease obligations) will not be considered illiquid for purposes of a Fund’s limitation on illiquid securities, provided the Adviser determines that there is a readily available market for such securities, in accordance with procedures adopted by the Board of Trustees. With respect to restricted municipal lease obligations, the Adviser will consider, pursuant to such procedures, the general credit quality of the restricted municipal lease obligations that are unrated, an analysis of such factors as (i) whether the lease can be cancelled; (ii) if applicable, what assurance there is that the assets represented by the lease can be sold; (iii) the strength of the leasee’s general credit (e.g., Its debt, administrative, economic and financial characteristics); (iv) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an event of nonappropriation); and (v) the legal recourse in the event of failure to appropriate; and any other factors unique to municipal lease obligations as determined by the Adviser.

When-Issued and Delayed Delivery Securities. These transactions are made to secure what is considered to be an advantageous price or yield for a Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund’s records at the trade date. These assets are marked to market and are maintained until the transaction has been settled.

The when-issued securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case, there could be an unrealized loss at the time of delivery. An increase in the percentage of the Fund’s assets committed to the purchase of securities on a “when-issued basis” may increase the volatility of its NAV.

Temporary Investments. For defensive purposes, each Fund may temporarily invest all or a substantial portion of its assets in high quality debt securities, including money market instruments, or may temporarily hold cash. Money market instruments are high quality, short-term debt obligations (which generally have remaining maturities of one year or less), and may include:

•	U.S. government securities;

•	commercial paper;

•	certificates of deposit and bankers’ acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation; and

•	short-term obligations of foreign issuers denominated in U.S. dollars and traded in the United States

Money Market Instruments. The Funds may invest in any type of money market instruments, short-term debt securities or cash for temporary defensive purposes, to pay expenses and/or meet redemption requests. Money market instruments in which the Fund may invest include: U.S. government securities; certificates of deposit (“CDs”), time deposits (“TDs”) and bankers’ acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments. The following is a more detailed description of such money market instruments.

CDs are short-term negotiable obligations of commercial banks. TDs are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers usually in connection with international transactions.

Recently enacted legislation will affect virtually every area of banking and financial regulation. The impact of the regulation is not yet known and may not be known for some time. In addition, new regulations to be promulgated pursuant to the legislation could adversely affect the Fund’s investments in money market instruments.

Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency (the “COTC”) and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the “FDIC”). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to the Fund, depending upon the principal amount of CDs of each bank held by the Fund) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of governmental regulations, domestic branches of domestic banks are, among other things, generally required to maintain specified levels of reserves, and are subject to other supervision and regulation.

Obligations of foreign branches of domestic banks, such as CDs and TDs, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and government regulation. Such obligations are subject to different risks than are those of domestic banks or domestic branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of domestic banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank than about a domestic bank.

Obligations of domestic branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the COTC and branches licensed by certain states (“State Branches”) may or may not be required to: (a) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (b) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a domestic branch of a foreign bank than about a domestic bank.

Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender, such as the Fund, pursuant to which the lender may determine to invest varying amounts. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes.

Borrowing. The Funds may also borrow money from banks and enter into reverse repurchase agreements for temporary, extraordinary or emergency purposes, including to make payments to pay redemptions, subject to the overall limitation that total borrowings by that Fund (including borrowing through reverse repurchase agreements) may not exceed 33 1/3% of the value of a Fund’s total assets (measured in each case at the time of borrowing).

INVESTMENT RESTRICTIONS

The Funds are subject to a variety of investment restrictions. Certain of these restrictions are deemed fundamental, and may not be changed without the approval of the holders of a majority of a Fund’s outstanding voting securities. A “majority of the outstanding voting securities” of a Fund for this purpose means the lesser of (i) 67% of the shares of that Fund represented at a meeting at which holders of more than 50% of the outstanding shares are present in person or represented by proxy or (ii) more than 50% of the outstanding shares of the Fund.

Pursuant to its fundamental investment restrictions, a Fund (unless otherwise noted) may not:

1.
With respect to 75% of its total assets, purchase a security, other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, if as a result of such purchase, more than 5% of the value of the Fund’s total assets would be invested in the securities of any one issuer, or the Fund would own more than 10% of the voting securities of any one issuer;

The SEC has taken the position that, for purposes of the restrictions applicable to a fund’s diversification, such as those set forth in this Section 1 above, investments in securities of other investment companies, including in exchange-traded funds, are considered investments in the portfolio securities of such investment companies.

2.
Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities; or, in the case of Alpine Municipal Money Market Fund, tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision, agency or instrumentality of any of the foregoing) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry; provided that Alpine Municipal Money Market Fund may invest more than 25% of its total assets in industrial development bonds related to a single industry; and further provided that, notwithstanding any other fundamental investment policy or limitation, a Fund may invest all of its investable assets in a single open-end management investment company that has the same investment objective and substantially the same investment policies as the Fund;

3.
Issue senior securities as defined by the 1940 Act, or borrow money, except that the Funds may borrow from banks for temporary, extraordinary or emergency purposes (but not for investment) in an amount up to one-third of the value of their respective total assets (calculated at the time of the borrowing). A Fund may not make additional investments while it has any borrowings outstanding. This restriction shall not be deemed to prohibit a Fund from purchasing or selling securities on a when-issued or delayed delivery basis, or entering into repurchase agreements.

4.
Purchase or sell commodities or commodity contracts, or real estate or interests in real estate (including limited partnership interests), except that the Fund, to the extent not prohibited by other investment policies, may purchase and sell securities of issuers that deal in real estate or are engaged in the real estate business, including real estate investment trusts, and may purchase and sell securities secured by real estate or interests therein;

5.	Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of securities, the Fund may be deemed to be an underwriter under the 1933 Act;

6.	Make loans of money or securities, except through the purchase of permitted investments, including repurchase agreements;

7.	Make short sales of securities or purchase securities on margin, except for such short-term credits as may be necessary for the clearance of transactions; or

8.
Pledge, hypothecate, mortgage or otherwise encumber the Fund’s assets, except as may be necessary to secure permitted borrowings. (Collateral and other arrangements incident to permissible investment practices are not deemed to be subject to this restriction.)

The Funds (except for Alpine High Yield Managed Duration Municipal Fund) have the following additional investment restrictions which are not fundamental and may be changed by the Board without a vote of shareholders. Under these restrictions, a Fund may not:

1.	Invest in oil, gas or other mineral leases, rights, royalty contracts, or exploration or development programs.

2.	With respect to Alpine Municipal Money Market Fund only, invest in warrants or rights.

Except as otherwise stated in this SAI or in the Prospectus, if a percentage limitation set forth in an investment policy or restriction of a Fund is adhered to at the time of investment or at the time the Fund engages in a transaction, a subsequent increase or decrease in percentage resulting from a change in value of an investment or position, or a change in either net assets or total assets of the Fund, will not result in a violation of such restriction.

Rule 2a-7 under the 1940 Act may limit Alpine Municipal Money Market Fund’s ability to engage in a strategy otherwise permitted by the 1940 Act.

PORTFOLIO TURNOVER

For the fiscal years ended October 31, 2011 and 2012 the portfolio turnover rates for the Alpine Ultra Short Tax Optimized Income Fund and Alpine High Yield Managed Duration Municipal Fund are presented in the table below. Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, or changes in the Adviser’s investment.

Portfolio Turnover Rates	2011	2012
Alpine Ultra Short Tax Optimized Income Fund	174%(1)	[ ]%
Alpine High Yield Managed Duration Municipal Fund(2)	N/A	N/A

(1)
Portfolio turnover for the Alpine Ultra Short Tax Optimized Fund increased significantly due in part to an increase in assets and in purchases to replace matured and called securities held in the portfolio.

(1)	No portfolio turnover rates are available for Alpine High Yield Managed Duration Municipal Fund because it commenced operations after the fiscal year ended October 31, 2012.

MANAGEMENT

The Board has the responsibility for the overall management of the Trust and each Fund, including general supervision and review of each Fund’s investment activities and its conformity with Delaware law and the stated policies of the Fund. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations.

The Trustees, including the Trustees who are not considered “interested persons” as that term is defined under the 1940 Act (“Independent Trustees”), and executive officers of the Trust, their ages and principal occupations during the past five years are set forth below. The address of each Trustee and officer is 2500 Westchester Avenue, Suite 215, Purchase, New York 10577.

Independent Trustees

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex**	Other Directorships Held by Trustee in the Past Five Years
H. Guy Leibler (1954)	Independent Trustee	Indefinite, since the Trust’s inception	Private investor since 2007; Vice Chair and Chief Operating Officer, L&L Acquisitions, LLC (2004–2007).	18	Chairman Emeritus, White Plains Hospital Center (1988 to Present); Trustee of each of the Alpine Trusts (1996 to Present).****
Jeffrey E. Wacksman (1960)	Independent Trustee	Indefinite, since 2004	Partner, Loeb, Block & Partners LLP since 1994.	18	Director, International Succession Planning Association; Director, Bondi Icebergs Inc. (Women’s Sportswear); Director, MH Properties, Inc.; Trustee of each of the Alpine Trusts.****
James A. Jacobson (1945)	Independent Trustee	Indefinite, since July 2009	Retired, since 2008; Vice Chairman and Managing Director, Spear Leeds & Kellogg Specialists, LLC, (2003-2008).	18	Trustee of each of the Alpine Trusts;**** Trustee of Allianz Global Investors Multi-Funds (2009 to Present).
Eleanor T.M. Hoagland (1951)	Independent Trustee	Indefinite, since October 2012	Chief Compliance Officer and Senior Managing Director of Park Fifth Capital Management LLC (since 2011) and Magni Asset Management LLC (since 2011); Principal, VCS Advisory, LLC (since 2011); Vice President (2008-2011) and CCO (2008-2010), Ameriprise Financial Inc.; Managing Director (2000-2008) and CCO (2004-2008), J. & W. Seligman & Co. Incorporated.	18	Trustee of each of the Alpine Trusts.****

Interested Trustees & Officers

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex**	Other Directorships Held by Trustee
Samuel A. Lieber* (1956)	Interested Trustee, President and Portfolio Manager	Indefinite, since the Trust’s inception	Chief Executive Officer, Alpine Woods Capital Investors, LLC since 1997; President of Alpine Trusts since 1998.	18	Trustee of each of the Alpine Trusts.****
Stephen A. Lieber*** (1925)	Vice President and Portfolio Manager	Indefinite, since the Trust’s inception	Chief Investment Officer, Alpine Woods Capital Investors, LLC since 2003; Chairman and Senior Portfolio Manager, Saxon Woods Advisors, LLC since 1999.	N/A	None
Robert W. Gadsden (1956)	Vice President and Portfolio Manager	Indefinite, since 1999	Portfolio Manager and Senior Real Estate Analyst, Alpine Woods Capital Investors, LLC since 1999.	N/A	None
John Megyesi (1960)	Chief Compliance Officer	Indefinite, since January 16, 2009
Chief Compliance Officer, Alpine Woods Capital Investors, LLC since 2009; Vice President and Manager, Trade Surveillance, Credit Suisse Asset Management, LLC (2006 to 2009); Manager, Trading and Surveillance, Allianz Global Investors (2004-2006).
				N/A	None
Andrew Pappert (1980)	Secretary	Indefinite, since March 2009	Director of Fund Operations, Alpine Woods Capital Investors, LLC since September 2008; Assistant Vice President, Mutual Fund Operations, Credit Suisse Asset Management, LLC (2003-2008).	N/A	None
Ronald G. Palmer, Jr. (1968)	Chief Financial Officer and Treasurer	Indefinite, since January 2010
Chief Financial Officer, Alpine Woods Capital Investors, LLC since 2009; Treasurer of the Funds since 2012; Independent Consultant (2008- 2009); Vice President Cash Management and Foreign Exchange, Macquarie Capital Investment Management, LLC (2007-2008); Chief Operating Officer, Macquarie Fund Adviser, LLC (2004- 2007).
				N/A	None

*	Denotes Trustees who are “interested persons” of the Trusts or Funds under the 1940 Act.
**
Alpine Woods Capital Investors, LLC currently manages eighteen portfolios within the six investment companies that comprise the Alpine Trusts. The Alpine Equity Trust, Alpine Series Trust and Alpine Income Trust are each registered as an open-end management investment company. The Alpine Global Dynamic Dividend Fund, Alpine Total Dynamic Dividend Fund and Alpine Global Premier Properties Fund are each registered as a closed-end management investment company. The Trustees currently oversee seventeen portfolios within the six Alpine Trusts.

***	Stephen A. Lieber is the father of Samuel A. Lieber.
****
The Trustees identified in this SAI are members of the Board of Trustees for each of the Alpine Equity Trust, Alpine Income Trust, Alpine Series Trust, Alpine Global Dynamic Dividend Fund, Alpine Total Dynamic Dividend Fund and Alpine Global Premier Properties Fund (the “Alpine Trusts”).

The Board believes that each Trustee's experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that the Board possesses the requisite attributes and skills. The Board also believes that the Trustees' ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Adviser, other service providers, counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties support this conclusion.

In addition, the following specific experience, qualifications, attributes and/or skills apply to each Trustee. Mr. Leibler has substantial experience as a senior executive of an operating company. Mr. Wacksman has substantial experience practicing law and advising clients with respect to various business transactions. Mr. Jacobson has substantial experience as a senior executive of a specialist broker. Mr. Lieber has been the Chief Executive Officer of the Adviser since its inception and has substantial experience as an executive and portfolio manager and in leadership roles with Alpine Funds and the Adviser. Ms. Hoagland has substantial experience in the fund and investment advisory business. References to the experience, qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out of the Board or any Trustee as having any special expertise, and shall not impose any greater responsibility or liability on any such person or on the Board as a whole.

The Board has three standing Committees: (1) the Audit Committee, (2) the Valuation Committee and (3) the Nominating Committee. Each Committee consists of all four of the Independent Trustees. Where deemed appropriate, the Board may constitute ad hoc committees.

Mr. Lieber serves as Chairman of the Board and Mr. Leibler serves as Lead Independent Trustee. The Lead Independent Trustee works with the Chairman of the Board to set the agendas for Board meetings. The Lead Independent Trustee also serves as a key point person for interaction between management and the Independent Trustees. The Board has determined that its leadership structure is appropriate. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information between the Independent Trustees and management.

The Audit Committee oversees the scope of the Funds’ audit, the Funds’ accounting and financial reporting policies and practices and its internal controls. The Audit Committee assists the Board in fulfilling its responsibility for oversight of the integrity of the Funds’ accounting, auditing and financial reporting practices, the qualifications and independence of the Funds’ independent registered public accounting firm and the Funds’ compliance with legal and regulatory requirements. The Audit Committee approves, and recommends to the Board for ratification, the selection, appointment, retention or termination of the Funds’ independent registered public accounting firm and approves the compensation of the independent registered public accounting firm. The Audit Committee also approves all audit and permissible non-audit services provided to the Funds by the independent registered public accounting firm and all permissible non-audit services provided by the Funds’ independent registered public accounting firm to its Adviser and service providers if the engagement relates directly to the Funds’ operations and financial reporting. The Audit Committee also assists the Board in fulfilling its responsibility for the review and negotiation of the Funds’ investment advisory arrangements. The Audit Committee met [  ] times during the fiscal year ended October 31, 2012.

The Valuation Committee is responsible for (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the Board of Trustees is not in session, reviewing and approving the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations are reported to the Board of Trustees. The Valuation Committee met [  ] times during the fiscal year ended October 31, 2012.

The Nominating Committee is responsible for overseeing Board governance and related Trustee practices, including selecting and recommending candidates to fill vacancies on the Board. The Nominating Committee may consider nominees recommended by a shareholder. In evaluating potential nominees, including any nominees recommended by shareholders, the Nominating Committee takes into consideration various factors, including, among any others it may deem relevant, character and integrity, business and professional experience, and whether the committee believes the person has the ability to apply sound and independent business judgment and would act in the interest of the Funds and their shareholders. Shareholders who wish to recommend a nominee should send recommendations to the Trust’s Secretary that include all information relating to such person that is required to be disclosed in solicitations of proxies for the election of Trustees. A recommendation must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders. The Nominating Committee met [  ] times during the fiscal year ended October 31, 2012.

Service providers to the Funds, primarily the Adviser, have responsibility for the day-to-day management of the Funds, which includes responsibility for risk management. As an integral part of its responsibility for oversight of the Funds, the Board oversees risk management of the Funds’ investment program and business affairs. Oversight of the risk management process is part of the Board’s general oversight of the Funds and their service providers.

The Funds are subject to a number of risks, including investment risk, counterparty risk, valuation risk, reputational risk, risk of operational failure or lack of business continuity, and legal, compliance and regulatory risk. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Funds. The Adviser or various service providers to the Funds employ a variety of processes, procedures and controls to identify various of those possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Different processes, procedures and controls are employed with respect to different types of risks. Various personnel, including the Funds’ and the Adviser’s Chief Compliance Officer as well as personnel of other service providers, such as the Fund’s independent registered public accounting firm, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management, as well as events and circumstances that have arisen and responses thereto. The Board recognizes that not all risks that may affect the Funds can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Funds’ goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to inherent limitations.

Compensation

The Trust pays an annual fee to each Trustee who is not an officer or employee of the Adviser or the distributor (or any affiliated company of the Adviser or distributor) in the amount of $4,000. Travel expenses of Trustees who are not affiliated persons of the Adviser or distributor (or any affiliated company of the Adviser or distributor) which are incurred in connection with attending meetings of the Board of Trustees will also be reimbursed.

COMPENSATION TABLE
Name	Aggregate Compensation from Alpine Income Trust(1)	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex Paid to Trustees(2)
Laurence B. Ashkin (3)	$[ ]	$0	$0	$[ ]
H. Guy Leibler	$[ ]	$0	$0	$[ ]
Jeffrey E. Wacksman	$[ ]	$0	$0	$[ ]
James A. Jacobson	$[ ]	$0	$0	$[ ]
Eleanor T.M. Hoagland(4)	$[ ]	$0	$0	$[ ]

(1)
Trustees' fees are allocated among all of the Funds comprising the Trust. For the fiscal year ended October 31, 2012, the Trustees fees were allocated to each Fund as follows: $[  ] to the Alpine Ultra Short Tax Optimized Income Fund and $[  ] to the Alpine Municipal Money Market Fund.

(2)
These figures represent the annual aggregate compensation by the Fund Complex for the calendar year ended December 31, 2012. The Fund Complex is currently comprised of six separate registrants consisting of eighteen portfolios.

(3)	Mr. Ashkin retired as Trustee during the fiscal year ended October 31, 2012.

(4)	Ms. Hoagland was appointed as Trustee on October 3, 2012.

Trustee and Officer Ownership of Fund Shares

As of December 31, 2012, Samuel A. Lieber owned [  ]% of the Alpine Municipal Money Market Fund. Stephen A. Lieber owned [  ]% of the Alpine Municipal Money Market Fund and [  ]% of the Alpine Ultra Short Tax Optimized Income Fund –Institutional Class. All other officers and Trustees owned as a group less than 1% of the outstanding shares of the Funds.

Set forth below is the dollar range of equity securities beneficially owned by each Trustee of the Funds as of December 31, 2012:

Amount Invested Key
A. None
B. $1-$10,000
C. $10,001-$50,000
D. $50,001-$100,000
E. $100,001-$500,000
F. $500,001-$1,000,000
G. Over $1,000,000

Name	Alpine Municipal Money Market Fund	Alpine Ultra Short Tax Optimized Income Fund	Alpine High Yield Managed Duration Municipal Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
Independent Trustees
H. Guy Leibler	[ ]	[ ]	±	[ ]
Jeffrey E. Wacksman	[ ]	[ ]	±	[ ]
James A. Jacobson	[ ]	[ ]	±	[ ]
Eleanor T.M. Hoagland	[ ]	[ ]	±	[ ]
Interested Trustee
Samuel A. Lieber	[ ]	[ ]	±	[ ]

*
Includes holdings of each series of Alpine Equity Trust (Alpine Global Consumer Growth Fund, Alpine Cyclical Advantage Property Fund, Alpine International Real Estate Equity Fund, Alpine Realty Income & Growth Fund, Alpine Emerging Markets Real Estate Fund and Alpine Global Infrastructure Fund), each series of Alpine Income Trust (Alpine Municipal Money Market Fund,  Alpine Ultra Short Tax Optimized Income Fund and Alpine High Yield Managed Duration Municipal Fund), each series of Alpine Series Trust (Alpine Foundation Fund, Alpine Dynamic Dividend Fund, Alpine Financial Services Fund, Alpine Innovators Fund, Alpine Transformations Fund and Alpine Accelerating Dividend Fund), Alpine Global Dynamic Dividend Fund, Alpine Total Dynamic Dividend Fund and Alpine Global Premier Properties Fund.

±	No information is presented for the Alpine High Yield Managed Duration Municipal Fund as it is newly organized.

As of December 31, 2012, Lieber family beneficial holdings in the three unregistered funds managed by the Adviser included [  ]% of Alpine Woods Growth Values Financial Equities, L.P., [  ]% of Alpine Woods Global Growth Values, L.P. and [  ]% of Alpine Woods Growth Values, L.P.

As of [December 31, 2012], none of the Independent Trustees or their immediate family members owned beneficially or of record any securities of the Adviser or Distributor of the Funds, or of a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or distributor of the Funds.

No officer of the Adviser or the Distributor, or officers of persons directly or indirectly controlling, controlled by, or under common control with Adviser or the Distributor has served during the two most recently completed calendar years, on the board of directors of a company where a Trustee who is not an interested person of a Fund or immediate family member of such Trustee, was, during the two most recently completed calendar years, an officer.

CONTROL PERSONS, PRINCIPAL SHAREHOLDERS, AND MANAGEMENT OWNERSHIP

A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of any Fund. As a result, Stephen A. Lieber could be considered a principal shareholder of the Investor Class of the Alpine Municipal Money Market Fund, the Institutional Class of the Alpine Ultra Short Tax Optimized Income Fund [and the Class A and Institutional Class of Alpine High Yield Managed Duration Municipal Fund].

Alpine Municipal Money Market Fund

As of February [  ], 2013, the following shareholders owned of record or beneficially more than 5% of the Alpine Municipal Money Market Fund’s outstanding shares:

Name and Address	Percentage Ownership	Type of Ownership

Alpine Ultra Short Tax Optimized Income Fund

Institutional Class

As of February [  ], 2013, the following shareholders owned of record or beneficially more than 5% of the Alpine Ultra Short Tax Optimized Income Fund’s outstanding Institutional Class shares:

Name and Address	Percentage Ownership	Type of Ownership

Class A

As of February [  ], 2013, [there were no shareholders who owned, either of record or beneficially, more than 5% of the Alpine Ultra Short Tax Optimized Income Fund’s outstanding Class A shares].

Alpine High Yield Managed Duration Municipal Fund

No information is presented for the Alpine High Yield Managed Duration Municipal Fund as it is newly organized. [Initial shareholder information]

CODE OF ETHICS

The Adviser and the Trust have adopted a joint Code of Ethics pursuant to Section 204A and Rule 204A-1 under the Investment Advisers Act of 1940 and Rule 17j-1 under the 1940 Act. Quasar Distributors, LLC (the “Distributor”) has also adopted a Code of Ethics. Each Code of Ethics applies to the personal investing activities of the trustees, directors, officers and certain employees of the Trust, the Adviser or the Distributor (“Access Persons”), as applicable. Rule 17j-1 and each Code of Ethics is designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Each Code of Ethics permits Access Persons to trade securities for their own accounts and generally requires them to report their personal securities transactions and holdings. Each Code of Ethics will be included as an exhibit to the Trust’s registration statement, which is on file with, and available from, the SEC.

PROXY VOTING GUIDELINES

The Board has approved the delegation of the authority to vote proxies relating to the securities held in the portfolios of the Funds to the Adviser after the Board reviewed and considered the proxy voting policies and procedures used by the Adviser which uses an independent service provider, as described below.

The Adviser’s goal in performing this service is to make proxy voting decisions: (i) to vote or not to vote proxies in a manner that serves the best economic interests of the Funds; and (ii) that avoid the influence of conflicts of interest. To implement this goal, the Adviser has adopted proxy voting guidelines (the “Proxy Voting Guidelines”) to assist it in making proxy voting decisions and in developing procedures for effecting those decisions. The Proxy Voting Guidelines are designed to ensure that where the Adviser has the authority to vote proxies, all legal, fiduciary, and contractual obligations will be met.

The Proxy Voting Guidelines address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures and the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals.

Policies of the Adviser

The Adviser has delegated to Risk Metrics Group ISS Governance Services (“Risk Metrics”), an independent service provider, the administration of proxy voting for the Funds’ portfolio securities directly managed by the Adviser, subject to oversight by the Adviser’s Proxy Manager (in his or her absence the Director of Institutional Operations). Risk Metrics, a Delaware corporation, provides proxy-voting services to many asset managers on a global basis. The Adviser has reviewed, and will continue to review annually, the relationship with Risk Metrics and the quality and effectiveness of such services provided by Risk Metrics.

Specifically, Risk Metrics assists the Adviser in the proxy voting and corporate governance oversight process by developing and updating the “Risk Metrics Proxy Voting Guidelines,” which are incorporated into the Fund’s Proxy Voting Guidelines by reference, and by providing research and analysis, recommendations regarding votes, operational implementation, and recordkeeping and reporting services. The Adviser’s decision to retain Risk Metrics is based principally on the view that the services that Risk Metrics provides, subject to oversight by the Adviser, generally will result in proxy voting decisions which serve the best economic interests of the Funds’ shareholders. The Adviser has reviewed, analyzed, and determined that the Risk Metrics Proxy Voting Guidelines are consistent with the views of the Adviser on the various types of proxy proposals. When the Risk Metrics Proxy Voting Guidelines do not cover a specific proxy issue and Risk Metrics does not provide a recommendation, Risk Metrics will notify the Adviser; and the Adviser will use its best judgment in voting proxies on behalf of the Funds’ shareholders. The Risk Metrics Proxy Voting Guidelines can be found on their website (http://issgovernance.com/policy/2012/policy_information).

Conflicts of Interest

The Adviser does not engage in investment banking, administration or management of corporate retirement plans, or any other activity that is likely to create a potential conflict of interest. In addition, because Fund proxies are voted by Risk Metrics pursuant to the pre-determined Risk Metrics Proxy Voting Guidelines, the Adviser generally does not make an actual determination of how to vote a particular proxy, and, therefore, proxies voted on behalf of a Fund do not reflect any conflict of interest. Nevertheless, the Proxy Voting Guidelines address the possibility of such a conflict of interest arising.

The Proxy Voting Guidelines provide that, if a proxy proposal were to create a conflict of interest between the interests of a Fund and those of the Adviser (or between a Fund and those of any of the Adviser’s affiliates), then the proxy should be voted strictly in conformity with the recommendation of Risk Metrics. To monitor compliance with this policy, and proposed or actual deviation from a recommendation of ISS must be reported to the Proxy Manager and the Chief Compliance Officer (“CCO”) for the Adviser. The Proxy Manager and CCO for the Adviser will then provide guidance concerning the proposed deviation and whether a deviation presents any potential conflict of interest. If the Adviser then casts a proxy vote that deviates from a Risk Metrics recommendation, the affected Fund (or other appropriate Fund authority) will be given a report of this deviation.

Circumstances Under Which Proxies Will Not Be Voted

The Adviser, through Risk Metrics, shall attempt to process every vote for all domestic and foreign proxies that they receive; however, there may be cases in which the Adviser will not process a proxy because it is impractical or too expensive to do so. For example, the Adviser, will not process a proxy in connection with a foreign security if the cost of voting a foreign proxy outweighs the benefit of voting the foreign proxy, when the Adviser has not been given enough time to process the vote, or when a sell order for the foreign security is outstanding and proxy voting would impede the sale of the foreign security.

Also, the Adviser generally will not seek to recall the securities on loan for the purpose of voting the securities unless the Adviser determines that the issue presented for a vote warrants recalling the security.

More Information

The actual voting records relating to the Funds’ portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by calling toll-free, 1-888-785-5578 or by accessing the SEC’s website at www.sec.gov. In addition, a copy of the Funds’ proxy voting policies and procedures are also available by calling 1-888-785-5578 and will be sent within three business days of receipt of a request.

ANTI-MONEY LAUNDERING PROGRAM

The Funds have established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Funds’ Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ Distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Funds will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

INVESTMENT ADVISORY ARRANGEMENTS

The management of the Funds are supervised by the Trustees of the Trust. Alpine Woods Capital Investors, LLC provides investment advisory services to the Funds pursuant to an Investment Advisory Agreement entered into with the Trust (“Advisory Agreement”).

The Adviser, located at 2500 Westchester Avenue, Suite 215, Purchase, New York, 10577, is a Delaware limited liability company organized on December 3, 1997. It was formed for the purpose of providing investment advisory and management services to investment companies (including the Funds) and other advisory clients. All membership interests in the Adviser are owned by Alpine Woods, L.P. Mr. Samuel A. Lieber has a majority interest in this partnership and is the controlling person of its general partner. He co-founded the Adviser with his father, Stephen A. Lieber.

The initial Advisory Agreement for the Alpine Municipal Money Market Fund and Alpine Ultra Short Tax Optimized Fund was approved by the Trustees, including a majority of the Independent Trustees, on November 15, 2002 and continues in effect from year to year provided that its continuance is approved annually by the Trustees or by a majority of the outstanding voting shares of the Funds, and in each case is also approved by a majority of the Independent Trustees by vote cast in person at a meeting duly called for the purpose of voting on such approval.  The Alpine High Yield Managed Duration Municipal Fund’s Advisory Agreement became effective on [ ], and was approved by the persons then serving as Trustees, including a majority of the Independent Trustees, on December 19, 2012.

Under the Advisory Agreement, the Adviser has agreed to furnish reports, statistical and research services and recommendations with respect to each Fund’s portfolio of investments. In addition, the Adviser provides office facilities to the Funds and performs a variety of administrative services. Each Fund bears all of its other expenses and liabilities, including expenses incurred in connection with maintaining its registration under the 1933 Act and the 1940 Act, printing prospectuses (for existing shareholders) as they are updated, state qualifications, mailings, brokerage, custodian and stock transfer charges, printing, legal and auditing expenses, expenses of shareholders’ meetings and reports to shareholders.

The annual percentage rate and method used in computing the investment advisory fee of the Funds are described in the Prospectus.

The advisory fees paid by the Alpine Municipal Money Market Fund to the Adviser for the three most recent fiscal years ended October 31, were as follows:

Year	Total Fees Accrued by Adviser	(Fees Waived)/ Expenses Recovered	Balance Paid to Adviser
2012	$[ ]	$[ ]	$[ ]
2011	$1,992,005	$(650,756)	$1,341,249
2010	$2,457,224	$(286,294)	$2,170,930

The advisory fees paid by the Alpine Ultra Short Tax Optimized Income Fund to the Adviser for three most recent fiscal years ended October 31, were as follows:

Year	Total Fees Accrued by Adviser	(Fees Waived)/ Expenses Recovered	Balance Paid to Adviser
2012	$[ ]	$[ ]	$[ ]
2011	$10,564,918	$(2,722,733)	$7,842,185
2010	$11,715,531	$(3,894,496)	$7,821,035

No information is presented for the Alpine High Yield Managed Duration Municipal Fund as it is newly organized.

The Advisory Agreement is terminable, without the payment of any penalty, on sixty days’ written notice, by a vote of the holders of a majority of the Funds’ outstanding shares, by a vote of a majority of the Trustees or by the Adviser. The Advisory Agreement provides that it will automatically terminate in the event of its assignment. The Advisory Agreement provides in substance that the Adviser shall not be liable for any action or failure to act in accordance with its duties thereunder in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser or of reckless disregard of its obligations thereunder.

Trade Allocations

Securities considered as investments for a Fund may also be appropriate for other investment accounts managed by the Adviser or its affiliates. If transactions on behalf of more than one fund during the same period increase the demand for securities purchased or the supply of securities sold, there may be an adverse effect on price or quantity. In addition, under its arrangements with unregistered funds that it manages, the Adviser receives a portion of the appreciation of such funds’ portfolios. This may create an incentive for the Adviser to allocate attractive investment opportunities to such funds.  The Adviser has adopted a trade allocation policy to prohibit any allocation of trades in a manner that would permit the Adviser’s proprietary accounts (including any of the Funds or unregistered funds where at least 10% of account’s assets belong to the Adviser or Messrs. Samuel or Stephen Lieber, their family members and accounts for the benefit of such family members), affiliated accounts, or any particular or group of Fund(s) and/or other investment account(s)  to receive more favorable treatment than any other Fund(s) and/or other investment account(s). The Adviser may aggregate trade orders in order for the Fund(s) and/or other investment account(s) to receive the benefits of volume pricing and the sharing of trading costs. If the aggregated order is filled in its entirety, it will be allocated among the Fund(s) and/or other investment account(s)  in accordance with the stated allocation on the trade ticket at the average price obtained for all executions for the same security on the same side of the market on the same day; if the order is partially filled, it will generally be allocated pro rata in proportion to the individual Fund(s)’ and/or other investment account(s) original stated allocations listed in the trade order ticket.  Notwithstanding the requirements described above, the Adviser’s trade allocation policy permits occasional instances where an order may have a final allocation different from that specified on the trade ticket. This differential is permitted as long as, over time, all participating Fund(s) and/or other investment account(s) receive fair and equitable treatment. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to a Fund from time to time, it is the opinion of the Trustees that the benefits from the Adviser’s organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

PORTFOLIO MANAGERS

Mr. Steven C. Shachat, Lead Portfolio Manager and Managing Director of the Adviser, Mr. Mark Taylor, Associate Portfolio Manager and Head of Municipal Research, and Mr. Jonathon Mondillo, Associate Portfolio Manager and Head of Trading, are the portfolio managers primarily responsible for the investment decisions of the High Yield Municipal Fund and have managed the High Yield Municipal Fund since its inception.

The following table shows the number of other accounts managed by Mr. Shachat and the total assets in the accounts managed within various categories as of October 31, 2012.

with Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Registered Investment Companies	[ ]	$[ ]	[ ]	$[ ]
Other Pooled Investments	[ ]	$[ ]	[ ]	$[ ]
Other Accounts	[ ]	$[ ]	[ ]	$[ ]

The following table shows the number of other accounts managed by Mr. Taylor and the total assets in the accounts managed within various categories as of October 31, 2012.

with Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Registered Investment Companies	[ ]	$[ ]	[ ]	$[ ]
Other Pooled Investments	[ ]	$[ ]	[ ]	$[ ]
Other Accounts	[ ]	$[ ]	[ ]	$[ ]

The following table shows the number of other accounts managed by Mr. Mondillo and the total assets in the accounts managed within various categories as of October 31, 2012.

with Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Registered Investment Companies	[ ]	$[ ]	[ ]	$[ ]
Other Pooled Investments	[ ]	$[ ]	[ ]	$[ ]
Other Accounts	[ ]	$[ ]	[ ]	$[ ]

Material Conflict of Interest. Where conflicts of interest arise between the Funds and other accounts managed by the portfolio manager, the portfolio manager will proceed in a manner that ensures that the Funds will not be treated materially less favorably. There may be instances where similar portfolio transactions may be executed for the same security for more than one account managed by the portfolio manager. In such instances, securities will be allocated in accordance with the Adviser’s trade allocation policy.

Compensation. The portfolio manager’s compensation is made up of a fixed salary amount which is not based on the value of the assets in the Funds’ portfolios. Any bonuses received by the portfolio manager are based on the Funds’ after-tax performance, as well as overall contribution to the firm.

Securities Owned in the Funds by Portfolio Managers. As of October 31, 2012, the portfolio managers owned the following equity securities in the Funds:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund A. None, B. $1-$10,000 C. $10,001-$50,000 D. $50,001-$100,000 E. $100,001-$500,000 D. $500,001-$1,000,000 F. Over $1,000,000			Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Portfolio Manager in Family of Investment Companies
	Alpine Municipal Money Market Fund	Alpine Ultra Short Tax Optimized Income Fund	Alpine High Yield Managed Duration Municipal Fund
Steven C. Shachat	[ ]	[ ]	None	[ ]
Mark Taylor	[ ]	[ ]	None	[ ]
Jonathon Mondollio	[ ]	[ ]	None	[ ]

DISTRIBUTION AND SHAREHOLDER SERVICING

Distributor

Each Fund has entered into a distribution agreement with Quasar Distributors, LLC, located at 615 East Michigan Street, Milwaukee, WI 53202 (the “Distributor”). The Distributor’s obligation is an agency or “best efforts” arrangement under which the Distributor will use best efforts to effect sales of shares of each Fund, but is not obligated to sell any certain number of shares. The public offering of each Fund’s shares is continuous. The distribution agreement is renewable from year to year if approved (a) by the Board or the vote of a “majority of the outstanding voting securities” (as defined in the 1940 Act) of a Fund, and (b) by a majority vote of the Board who are not “interested persons” of any party to the distribution agreement, cast in person at a meeting called for the purpose of voting on such approval.

Distribution and Shareholder Servicing Plans

The Alpine Ultra Short Tax Optimized Income Fund and Alpine High Yield Managed Duration Municipal Fund  have adopted a Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Class A shares of the Funds in connection with the distribution of shares as follows:

Class A Shares	12b-1 and Shareholder Servicing fee (as a % of average daily net assets)
Alpine Ultra Short Tax Optimized Income Fund	0.25%
Alpine High Yield Managed Duration Municipal Fund	0.25%

Payments may be made by the Class A shares under the Plan for the purpose of financing any activity primarily intended to result in the sale of shares of a Fund, as determined by the Board. Such activities typically include advertising; compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors; shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one which a Fund (or class) may finance without the Plan, the Class A shares may also make payments to finance such activity outside of the Plan and not subject to its limitations. Payments under the Plan are based upon a percentage of average daily net assets attributable to a Fund regardless of the amounts actually paid or expenses actually incurred by the Distributor; however, in no event, may such payments exceed the maximum allowable fee. It is, therefore, possible that the Distributor may realize a profit in a particular year as a result of these payments. The Plan increases a Fund’s expenses from what they would otherwise be.

Administration of the Plan is regulated by Rule 12b-1 under the 1940 Act, which requires that the Board receive and review at least quarterly reports concerning the nature and qualification of expenses which are made, that the Board, including a majority of the Independent Trustees, approve all agreements implementing the Plan and that the Plan may be continued from year-to-year only if the Board, including a majority of the Independent Trustees, concludes at least annually that continuation of the Plan is likely to benefit shareholders.

A Fund may enter into agreements with certain organizations that provide various services to Fund shareholders. Pursuant to such agreements, organizations that provide shareholder services may be entitled to receive fees from a Fund at an annual rate of up to 0.25% of the average daily net assets of the shares covered by their respective agreements for shareholder support pursuant to the Plan. Such support may include, among other things, assisting investors in processing their purchase, exchange, or redemption requests, or processing dividend and distribution payments. During the fiscal years ended October 31, 2012, the Funds paid the following Rule 12b-1 fees, all of which were paid to the Distributor:

Class A Shares	12b-1 and Shareholder Servicing Fee
	2012	2011
Alpine Ultra Short Tax Optimized Income Fund	$[ ]	$762,594
Alpine High Yield Managed Duration Municipal Fund(1)	N/A	N/A

(1)	No information is presented for the Alpine High Yield Managed Duration Municipal Fund as it is newly organized.

The Adviser may pay out of its own legitimate profits similar amounts to investors or sellers of the Funds’ shares.

Anticipated Benefits to the Alpine Ultra Short Tax Optimized Fund and Alpine High Yield Managed Duration Municipal Fund

The Board considered various factors in connection with its decision to approve the Plan, including: (a) the nature and causes of the circumstances which make implementation of the Plan necessary and appropriate; (b) the way in which the Plan would address those circumstances, including the nature and potential amount of expenditures; (c) the nature of the anticipated benefits; (d) the merits of possible alternative plans or pricing structures; (e) the relationship of the Plan to other distribution efforts of the Funds; and (f) the possible benefits of the Plan to any person relative to those of the Funds.

Based upon its review of the foregoing factors and the material presented to it, and in light of its fiduciary activities under relevant state law and the 1940 Act, the Board determined, in the exercise of its business judgment, that the Plan was reasonably likely to benefit Class A Shares and its shareholders in at least one of several potential ways. Specifically, the Board concluded that the Distributor and any person entering into related agreements with the Distributor under the Plan would have little or no incentive to incur promotional expenses on behalf of Class A if the Plan were not in place to reimburse them, thus making the adoption of the Plan important to the initial success and thereafter, continued viability of the Class A shares. In addition, the Board determined that the payment of distribution fees to these persons should motivate them to provide an enhanced level of service to Class A shareholders, which would, of course, benefit such shareholders. Finally, the adoption of the Plan would help to increase assets under management in a short amount of time, given the marketing efforts on the part of the Distributor and the other recipients of 12b-1 payments under the Plan to sell Class A Shares, which should result in certain economies of scale.

While there is no assurance that the expenditure of Class A assets to finance distribution of Class A Shares will have the anticipated results, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and since the Board will be in a position to monitor the distribution expenses of Class A Shares, it will be able to determine the benefit of such expenditures in deciding whether to continue the Plan.

Networking and Sub-Transfer Agency Fees

The Funds may also enter into agreements with financial intermediaries pursuant to which the Funds will pay financial intermediaries for services such as networking, sub-transfer agency, administrative, recordkeeping and shareholder services. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of a Fund’s shareholders serviced by such financial intermediaries, or (2) the number of a Fund’s shareholders serviced by such financial intermediaries. Any payments made pursuant to such an agreement are in addition to, rather than in lieu of, distribution or shareholder services fees the financial intermediary may also be receiving pursuant to agreements with the Distributor. From time to time, the Adviser may pay a portion of the fees for these services at its own expense and out of its own profits.

SERVICE PROVIDERS

The Trust has entered into a series of agreements whereby certain parties will provide various services to the Funds.

Transfer Agent, Administrator and Fund Accountant

Boston Financial Data Services, Inc., PO Box 8061, Boston, MA 02266, acts as each Fund’s transfer agent and dividend-disbursing agent.

State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111, acts as each Fund’s administrator and fund accountant and assists in the supervision of all aspects of the operations of the Fund (except those performed by the Adviser or the custodian); preparing certain period reports; assisting in the preparation of tax returns; and preparing materials for use in connection with meetings of Trustees and shareholders. Prior to December 13, 2010, U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”), located at 615 East Michigan Street, Milwaukee, WI 53202, acted as each Fund’s (except for Alpine High Yield Managed Duration Municipal Fund’s) transfer agent and dividend-disbursing agent and provided administration and accounting services to the Funds.

As of the fiscal years ended October 31, 2012, 2011 and 2010, the Funds paid the following in administration fees to U.S. Bancorp and State Street:

Fund	2012	2011	2010
Alpine Municipal Money Market Fund	$[ ]	$78,940	$13,091
Alpine Ultra Short Tax Optimized Income Fund	$[ ]	$256,592	$46,902
Alpine High Yield Managed Duration Municipal Fund(1)	N/A	N/A	N/A

(1)	No information is presented for the Alpine High Yield Managed Duration Municipal Fund as it is newly organized.

Independent Registered Public Accounting Firm. [  ], [  ], is the independent registered public accounting firm of the Trust.

Fund Counsel. Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, NY 10019, serves as counsel to the Trust and each of the Funds.

Custodian. State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111, acts as each Fund’s custodian. Prior to December 1, 2010, U.S. Bank N.A., 1555 N. RiverCenter Dr., Suite 302, Milwaukee, WI 53212, acted as each Fund’s (except for Alpine High Yield Managed Duration Municipal Fund’s) custodian.

SHAREHOLDER ACCOUNTS

Purchasing Shares

As described under “How to Buy Shares” in the Prospectus, Investor Class shares of the Alpine Municipal Money Market Fund and Institutional Class shares of the Alpine Ultra Short Tax Optimized Fund and Alpine High Yield Managed Duration Municipal Fund are offered for sale, without a sales charge, at the net asset value per share next computed after receipt of a purchase order by the Distributor of the Funds’ shares.

Net asset value is computed once daily for each Fund, on each day on which the New York Stock Exchange (the “NYSE”) is open for business. See “Determination of Net Asset Value.”

As of the fiscal years ended October 31, 2012 and 2011, the Distributor of the Funds received the following sales charges from investors on sales of Class A Shares:

Class A Shares	Gross Sales Charges Collected	Underwriting Commissions retained by Distributor	Gross Sales Charges Collected	Underwriting Commissions retained by Distributor
	2012		2011
Alpine Ultra Short Tax Optimized Income Fund	$[ ]	$[ ]	$0	$0
Alpine High Yield Managed Duration Municipal Fund(1)	N/A	N/A	N/A	N/A

(1) No information is presented for the Alpine High Yield Managed Duration Municipal Fund as it is newly organized.

Certain investors of the Alpine Ultra Short Tax Optimized Income Fund and Alpine High Yield Managed Duration Municipal Fund may be eligible to combine multiple purchases of Class A Shares to eliminate the sales charge. In order to take advantage of reductions in sales charges that may be available to you when you purchase fund shares in an amount of $250,000 or more or $100,000 or more for Alpine Ultra Short Tax Optimized Income Fund and Alpine High Yield Managed Duration Municipal Fund, respectively, you must inform your financial intermediary if you are eligible for a right of accumulation or a letter of intent. Failure to notify your financial intermediary may result in not receiving the sales charge reduction or elimination to which you are otherwise entitled. Certain records, such as account statements, may be necessary in order to verify your eligibility to eliminate the sales charge. If you hold Fund shares in accounts at two or more financial intermediaries, please contact your financial intermediaries to determine which shares may be combined. For more information, please contact your financial intermediary.

Additionally, the sales charge may be waived for the following persons or reasons:

•	Employees of the Adviser or its affiliates and their immediate family

•	Current and former Trustees of funds advised by the Adviser

•	The Adviser or its affiliates

•
An agent or broker of a dealer that has entered into a selling agreement with the Funds’ distributor for the agent or broker’s own account or an account of a relative of any such person, or an account for the benefit of any such person

•	Investors in employee retirement, stock, bonus, pension or profit sharing plans

•	Investment advisory clients of the Adviser or its affiliates

•	Registered Investment Advisers

•	Broker/Dealers and Registered Investment Advisers with clients participating in comprehensive fee programs

•
Financial intermediaries that have entered into contractual agreements with the Funds’ distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers

•	Shares acquired when dividends or capital gains are reinvested in the Funds

•	Shares offered to any other investment company to effect the combination of such company with the Funds by merger, acquisition of assets or otherwise

These waivers may be discontinued at any time without notice.

Right of Accumulation (Ultra Short Fund and High Yield Municipal Fund) – The right of accumulation allows you to combine the current value of your holdings in Class A Shares of the Fund, based on the current offer price, with Institutional Class Shares of the Fund that are owned by you, your spouse, your children under the age of 21, or a trustee or fiduciary of a single trust estate or single fiduciary account and with the dollar amount of your next purchase of Class A Shares, including any applicable sales charge, for purposes of determining whether the sales charge applies. Qualifying shares may include shares held in accounts held at a financial intermediary. Class A and Institutional Class Shares of the Fund in accounts held through 401(k) plans and similar multi-participant retirement plans, or those accounts which cannot be linked using tax identification numbers, social security numbers or broker identification numbers are not qualifying shares. The right of accumulation may be amended or terminated at any time.

Letter of Intent (Ultra Short Fund and High Yield Municipal Fund) – If you plan to make an aggregate investment of $250,000 or more over a 13-month period, you may avoid paying a sales charge by entering into a non-binding letter of intent. The initial investment must meet the minimum initial investment requirement. Generally, purchases of Class A Shares of the Fund that are purchased during the 13-month period by you, your spouse, your children under the age of 21, or a trustee or fiduciary of a single trust estate or single fiduciary account are eligible for inclusion under the letter of intent. Qualifying shares may include shares held in accounts held at a financial intermediary. Class A Shares of the Fund in accounts held through 401(k) plans and similar multi-participant retirement plans, or those accounts which cannot be linked using tax identification numbers, social security numbers or broker identification numbers are not qualifying shares. During the term of the letter of intent, the Fund will hold shares in an escrow account for payment of the sales load if $250,000 is not purchased within 13 months. If you do not purchase $250,000 of Class A Shares within the 13-month period, the Fund will redeem the sales charge on the Class A Shares from the shares held in escrow. The letter of intent may be amended or terminated at any time.

For Fund shares that are sold with a sales charge, the broker-dealer’s sales commissions and reallowance will be paid based upon a reduced sales charge if the investor meetings the investment requirements under the letter of intent. If you do not meet the investment requirements, you will be charged the difference between the sales charge that you paid and the sales charge that would apply to the actual value of shares you purchased. A certain portion of your shares will be held in escrow by the Fund’s Transfer Agent for this purpose.

You may cancel a letter of intent by notifying your financial intermediary in writing. Complete liquidation of purchases made under a letter of intent prior to meeting the $250,000 investment amount, moreover, will result in the cancellation of the letter.

Reinstatement Privilege – The reinstatement privilege permits shareholders to purchase shares without a sales charge within 120 days of redeeming shares of an equal or greater amount.

Redeeming Shares

Redemption proceeds are normally paid as described in the Prospectus. However, the payment of redemption proceeds by the Funds may be postponed for more than seven days or the right of redemption suspended at times (a) when the NYSE is closed for other than customary weekends and holidays, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund to determine fairly the value of its net assets, (d) during any other period when the SEC, by order, so permits for the protection of shareholders. Applicable rules and regulations of the SEC will govern as to whether the conditions described in (b) or (c) exist, or (e) under certain circumstances when there has been a determination to liquidate the Fund, pursuant to SEC rule or order. In addition, in the event that the Board of Trustees determines that it would be detrimental to the best interests of remaining shareholders of a Fund to pay any redemption or redemptions in cash, a redemption payment by a Fund may be made in whole or in part by a distribution in-kind of portfolio securities, subject to applicable rules of the SEC. Any securities distributed in-kind will be readily marketable and will be valued, for purposes of the redemption, in the same manner as such securities are normally valued in computing net asset value per share. In the unlikely event that shares are redeemed in-kind, the redeeming shareholder would incur transaction costs in converting the distributed securities to cash. The Trust has elected to be governed by Rule 18f-l under the 1940 Act and is therefore obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Fund during any 90 day period for any one shareholder.

Redemption Fee (Ultra Short Fund and High Yield Municipal Fund)

The Funds are designed for long-term investors willing to accept the risks associated with a long-term investment. The Funds are not designed for short-term traders whose frequent purchases and redemptions can generate substantial cash flow. These cash flows can unnecessarily disrupt the Funds’ investment programs. Short-term traders often redeem when the market is most turbulent, thereby forcing the sale of underlying securities held by the Funds at the worst possible time as far as long-term investors are concerned. Short-term trading drives up the Funds’ transaction costs, measured by both commissions and bid/ask spreads, which are borne by the remaining long-term investors. Additionally, redemption of short-term holdings may create missed opportunity costs for the Funds, as the Adviser is unable to take or maintain positions with certain securities employing certain strategies that require a longer period of time to achieve anticipated results.

For these reasons, the Funds assess a 0.25% fee on the redemption of each Fund’s shares held for less than 60 days. For example, a purchase with a trade date of January 5, 2013 will not be assessed a redemption fee if redeemed on or after March 6, 2013 or the following business day if this date were to fall on a weekend or holiday. Redemption fees will be paid to the Funds to help offset transaction costs. The Funds reserve the right to waive the redemption fee, subject to their sole discretion in instances they deem not to be disadvantageous to the Funds.

The Funds will use the first-in, first-out (FIFO) method to determine the 60 day holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares held in the account. If this holding period is less than two months, the redemption fee will be assessed. The redemption fee will be applied on redemptions of each investment made by a shareholder that does not remain in the Funds for two months, not including, the date of purchase.

The redemption fee will not apply to any shares purchased through reinvested distributions (dividends and capital gains), or to redemptions made under the Funds’ Systematic Withdrawal Plan, as these transactions are typically de minimis. This fee will also not be assessed on certain exchanges or to the participants in employer-sponsored retirement plans that are held at the Funds in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, and Money Purchase Pension Plans) or to accounts held under trust agreements at a trust institution held at the Funds in an omnibus account. The redemption fee will also not be assessed on exchanges except in instances where you are exchanging shares of a Fund with a redemption fee into a Fund which does not currently have a redemption fee. If you exchange from a Fund without a redemption fee into a Fund with a redemption fee, the fee liability begins on the trade date of the exchange not the original share purchase date.

The Funds may also waive the redemption fee on redemptions or exchanges by shareholders investing through the fee-based platforms of certain financial intermediaries (where the financial intermediary charges an asset-based or comprehensive “wrap” fee for its services) in instances where the Fund reasonably believes either that the financial intermediary has internal policies and procedures in place to effectively discourage inappropriate trading activity or that the redemptions were effected for reasons other than the desire to profit from short-term trading in Fund shares.

Additional Redemption Information

A redemption of shares is a taxable transaction for federal income tax purposes. The Funds may pay redemption proceeds by distributing securities held by the Fund, but only in the unlikely event that the Board of Trustees of the Trust determines that payment of the proceeds in cash would adversely affect other shareholders of the Funds. Although the Funds reserve the right to pay the redemption amount in-kind through the distribution of portfolio securities, the Funds are obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund’s total net assets during any ninety-day period for any one shareholder.

While the Funds make every effort to collect redemption fees, a Fund may not always be able to track short term trading affected through financial intermediaries. Financial intermediaries include omnibus accounts or retirement plans.

The Funds reserve the right to:

•	suspend redemptions or postpone payment for up to seven days or longer, as permitted by applicable law;

•
close your account in the Funds if as a result of one or more redemptions the account value has remained below $1,000 for thirty days or more. You will receive sixty days’ written notice to increase the account value before the account is closed.

Short-Term Trading Practices

Currently, the Funds reserve the right, in their sole discretion, to identify trading practices as abusive. The Funds may deem the sale of all or a substantial portion of a shareholder’s purchase of fund shares to be abusive. In addition, the Funds reserve the right to accept purchases and exchanges if they believe that such transactions would not be inconsistent with the best interests of Fund shareholders or this policy.

The Funds monitor selected trades in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the Funds believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s accounts other than exchanges into a money market fund. In making such judgments, the Funds seek to act in a manner that they believe is consistent with the best interests of shareholders.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive. In addition, the Funds’ ability to monitor trades that are placed by individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because the Funds do not have simultaneous access to the underlying shareholder account information. In this regard, in compliance with Rule 22c-2 under the 1940 Act, as amended, the Funds have entered into Information Sharing Agreements with financial intermediaries pursuant to which these financial intermediaries are required to provide to the Funds, at each Fund’s request, certain customer and identity trading information relating to its customers investing in a Fund through non-disclosed or omnibus accounts. The Funds will use this information to attempt to identify abusive trading practices. Financial intermediaries are contractually required to follow any instructions from the Funds to restrict or prohibit future purchases from customers that are found to have engaged in abusive trading in violation of a Fund’s policies. However, the Funds cannot guarantee the accuracy of the information provided to them from financial intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts. As a consequence, a Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

Exchange Privilege

As described under “Exchange Privilege” in the Funds’ Prospectus, shareholders of the Alpine Ultra Short Tax Optimized Fund and Alpine High Yield Managed Duration Municipal Fund may exchange their shares of those Funds for shares of the other Fund, based upon the relative net asset values per share of the Funds at the time the exchange is effected.

Shareholders of the Alpine Municipal Money Market Fund generally may not exchange their shares for shares of one of the other Alpine Funds, provided, however, that any shareholder of the Alpine Municipal Money Market Fund holding shares of the Fund prior to or on July 26, 2012, employees of the Adviser or its affiliates and their immediate families, and investment advisory clients of the Adviser or its affiliates, may exchange shares of the Alpine Municipal Money Market Fund for shares of the Institutional Class of any other Alpine Fund.

Exchanges are not subject to redemption fees, except in the case when you are exchanging from a fund with a redemption fee to a fund that does not currently charge a redemption fee. If you exchange from a fund without a redemption fee into a fund with a redemption fee, the fee liability begins on the trade date of the exchange and not the original share purchase date.

Voluntary Conversion. Shareholders of the Alpine Ultra Short Tax Optimized Fund and Alpine High Yield Managed Duration Municipal Fund may be able to convert Class A shares to Institutional Class shares of the Funds, which have a lower expense ratio, provided certain conditions are met. This conversion feature is intended for shares held through a financial intermediary offering a fee-based or wrap fee program that has an agreement with the Adviser or the Distributor specifically for this purpose. Such a conversion in these particular circumstances does not cause the shareholder to realize taxable gain or loss. Please contact your tax adviser for additional information. Not all share classes are available through all financial intermediaries.

Determination of Net Asset Value

The Prospectus describes the days on which the net asset value per share of the Funds are computed for purposes of purchases and redemptions of shares by investors, and also sets forth the times as of which such computations are made. Net asset value is computed once daily, normally as of 4:00 p.m. (Eastern time), on each day on which the NYSE is open. The NYSE currently observes the following holidays: New Year’s Day; Martin Luther King Jr. Day (third Monday in January); Presidents’ Day (third Monday in February); Good Friday; Memorial Day (last Monday in May); Independence Day; Labor Day (first Monday in September); Thanksgiving Day (fourth Thursday in November); and Christmas Day. In addition, with respect to the Municipal Money Market Fund only, the Fund will not be open on days that the Federal Reserve Bank of New York is not open.

The value of a Fund’s net assets (its securities and other assets, less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the net asset value per share of the Fund is determined.

In accordance with rules adopted by the SEC, the amortized cost method of valuation is used to determine the value of the investments held by Alpine Municipal Money Market Fund. This method of valuation is used in seeking to maintain stable net asset values of $1.00 per share for Alpine Municipal Money Market Fund. However, no assurance can be given that the Fund will be able to maintain stable share prices.

Amortized cost involves valuing a security at its cost and amortizing any discount or premium over the period remaining until the maturity of the security. This method of valuation does not take into account unrealized capital gains and losses resulting from changes in the market values of the securities. The market values of debt securities purchased by Alpine Municipal Money Market Fund will generally fluctuate as a result of changes in the prevailing interest rate level and other factors.

In order to use the amortized cost method of valuation, Alpine Municipal Money Market Fund is required to comply with Rule 2a-7 under the 1940 Act and Board adopted procedures.

These Rule 2a-7 procedures include review by the Board, at such intervals as it deems appropriate, to determine whether the net asset value per share calculated by using available market quotations deviates from the net asset value per share of $1.00 computed by using the amortized cost method. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, should be taken. The Board will take such action as it deems appropriate to eliminate or to reduce, to the extent reasonably practicable, any material dilution or other unfair results which might arise from differences between the two valuation methods. Such action may include selling instruments prior to maturity to realize capital gains or losses or to shorten average maturity, redeeming shares in-kind, withholding dividends, paying distributions from capital gains, or utilizing a net asset value per share based upon available market quotations.

An example of how the Alpine Ultra Short Tax Optimized Income Fund and Alpine High Yield Managed Duration Municipal Fund calculated its net asset value per share as of October 31, 2012 is as follows:

Alpine Ultra Short Tax Optimized Income Fund – Institutional Class

$[ ]	=	$[ ]
[ ]

Alpine Ultra Short Tax Optimized Income Fund – Class A Shares

$[ ]	=	$[ ]
[ ]

Alpine High Yield Managed Duration Municipal Fund – Institutional Class

$[ ]	=	$[ ]
[ ]

Alpine High Yield Managed Duration Municipal Fund – Class A Shares

$[ ]	=	$[ ]
[ ]

=

PORTFOLIO TRANSACTIONS AND BROKERAGE TRANSACTIONS

Decisions regarding the placement of orders to purchase and sell investments for the Funds are made by the Adviser, subject to the supervision of the Trustees. It is anticipated that most purchase and sale transactions involving debt securities will be with the issuer, an underwriter, or with major dealers in such securities acting as principals. Such transactions are normally effected on a net basis and generally do not involve payment of brokerage commissions. However, the cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriter. Purchases or sales from dealers will normally reflect the spread between the bid and ask price.

In placing orders for the purchase and sale of investments for the Funds, the Adviser places transactions with those brokers and dealers who they believe provide the most favorable prices and who are capable of providing efficient executions. If the Adviser believes such price and execution are obtainable from more than one broker or dealer, it may give consideration to placing transactions with those brokers and dealers who also furnish research or research related services to the Funds or the Adviser. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investments; wire services; and appraisals or evaluations of securities. The information and services received by the Adviser from brokers and dealers may be of benefit in the management of accounts of other clients and may not in all cases benefit a Fund directly. While such services are useful and important in supplementing their own research and facilities, the Adviser believes the value of such services is not determinable and does not significantly reduce their expenses.

PORTFOLIO HOLDINGS INFORMATION

The Adviser and the Funds maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These portfolio holdings disclosure policies have been approved by the Board.

The Alpine Ultra Short Tax Optimized Fund and Alpine High Yield Managed Duration Municipal Fund post their complete portfolio holdings at www.alpinefunds.com on a quarterly basis. The Funds intend to post their complete portfolio holdings 45 calendar days following the quarter-end.  The Funds intend to make their top ten holdings available at www.alpinefunds.com  on a monthly basis. The Funds intend to post this information 10 days following each month-end. Such information will remain available until the next month’s or quarter’s holdings are posted.

Alpine Municipal Money Market Fund’s complete list of holdings (including the size of each position) and other information required by applicable regulations must be disclosed as of the last business day of a month no later than five business days after month-end on the Fund’s website.

From time to time rating and ranking organizations such as S&P’s and Morningstar, Inc. may request complete portfolio holdings information in connection with rating the Funds. Similarly, pension plan sponsors and/or their consultants may request a complete list of portfolio holdings in order to assess the risks of the Funds’ portfolio along with related performance attribution statistics. The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information. To prevent such parties from potentially misusing portfolio holdings information, the Funds will generally only disclose such information as of the end of the most recent calendar quarter, with a lag of at least thirty days, as described above. In addition, the Funds’ CCO, or a designated officer of the Trust, may grant exceptions to permit additional disclosure of portfolio holdings information at differing times and with differing lag times to rating agencies and to pension plan sponsors and/or their consultants, provided that (1) the recipient is subject to a duty of confidentiality, (2) the recipient will utilize the information to reach certain conclusions about the investment management characteristics of the Funds and will not use the information to facilitate or assist in any investment program, and (3) the recipient will not provide access to third parties to this information. Rating and ranking organizations, the Funds’ service providers and pension plan sponsors and/or their consultants and any other entity are subject to these restrictions.

In addition, the Funds’ service providers, such as, custodian and transfer agent may receive portfolio holdings information in connection with their services to the Funds. In no event shall the Adviser, its affiliates or employees, or the Funds receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

The furnishing of non-public portfolio holdings information to any third party (other than authorized governmental and regulatory personnel) requires the approval of the Adviser. The Adviser will approve the furnishing of non-public portfolio holdings to a third party only if they consider the furnishing of such information to be in the best interest of the Funds and its shareholders. No consideration may be received by the Funds, the Adviser, any affiliate of the Adviser or their employees in connection with the disclosure of portfolio holdings information. The Board receives and reviews annually a list of the persons who receive non-public portfolio holdings information and the purpose for which it is furnished.

TAXES

The following is a summary discussion of the material U.S. federal income tax consequences that may be relevant to a shareholder of acquiring, holding and disposing of shares of a Fund. This discussion does not address the special tax rules applicable to certain classes of investors, such as tax-exempt entities, foreign investors, insurance companies and financial institutions. This discussion addresses only U.S. federal income tax consequences to U.S. shareholders who hold their shares as capital assets and does not address all of the U.S. federal income tax consequences that may be relevant to particular shareholders in light of their individual circumstances. In addition, the discussion does not address any state, local or foreign tax consequences, and it does not address any U.S. federal tax consequences other than U.S. federal income tax consequences. The discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change or differing interpretations (possibly with retroactive effect). No attempt is made to present a detailed explanation of all U.S. federal income tax concerns affecting a Fund and its shareholders, and the discussion set forth herein does not constitute tax advice. Investors are urged to consult their own tax advisors to determine the specific tax consequences to them of investing in a Fund, including the applicable federal, state, local and foreign tax consequences to them and the effect of possible changes in tax laws.

Distributions of net investment income

Each Fund receives income generally in the form of interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, any distributions by the Fund from net tax-exempt income, if reported to you as exempt-interest dividends, will constitute income exempt from U.S. federal income tax (although potentially not free from U.S. federal AMT). Also, if you are a taxable investor, any distributions by the Fund from taxable income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

A shareholder whose distributions are reinvested in shares will be treated as having received a dividend equal to the fair market value of the new shares issued to the shareholder. Distributions reported by a Fund as deriving from net gains on securities, including securities that generate tax-exempt income, held for more than one year will generally be taxable to shareholders as long-term capital gain, without regard to how long a shareholder has held shares of the Fund. Long-term capital gain rates applicable to individuals and other non-corporate taxpayers have been temporarily reduced for taxable years beginning before January 1, 2013.

Information on the amount and tax character of distributions

The Funds will inform you of the amount of your exempt-interest dividends, income dividends and capital gain distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not owned your Fund shares for a full year, the Fund may report and distribute to you, as ordinary income, capital gains, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in the Fund. Distributions and dividends generally are taxable in the year paid, except any dividends paid in January that were declared in the previous calendar quarter, with a record date in such quarter, will be treated as paid in December of the previous year.

Election to be taxed as a regulated investment company

Each Fund intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, a Fund generally pays no federal income tax on the income and gain it distributes to you. The Trustees reserve the right not to maintain the qualification of the Fund as a RIC if they determine such a course of action to be beneficial to shareholders. In that case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as dividend income to the extent of the Fund’s earnings and profits. To qualify as a RIC a Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from (a) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gain from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) net income from interests in “qualified publicly traded partnerships” (as defined in the Code); (ii) diversify its holdings so that, at the end of each quarter of each taxable year (a) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than U.S. government securities and the securities of other RICs) of (i) any one issuer; (ii) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses or (iii) any one or more “qualified publicly traded partnerships” (as defined in the Code); and (iv) distribute at least 90% of its investment company taxable income and 90% of its net tax-exempt interest income (as defined in the Code, but without regard to the deduction for dividends paid) for such taxable year in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any U.S. federal income tax. To the extent it qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, the Fund will not be subject to U.S. federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions.

If, in any taxable year, a Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by a Fund in computing its taxable income. In addition, in the event of a failure to qualify, a Fund’s distributions, to the extent derived from a Fund’s current or accumulated earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as dividend income. However, such dividends will be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. Moreover, if a Fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. If a Fund fails to qualify as a regulated investment company for a period greater than two taxable years, a Fund may be required to recognize any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if a Fund had been liquidated) if it qualifies as a regulated investment company in a subsequent year.

Excise tax distribution requirements

To avoid federal excise taxes, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98.2% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Medicare Contribution Tax

Beginning in 2013, a 3.8% Medicare contribution tax will be imposed on net investment income, including interest, dividends, and capital gain, of U.S. individuals with income exceeding $200,000 (or $250,000 if married filing jointly), and of estates and trusts.

Redemptions and Exchanges of Fund shares

Redemptions (including redemptions in-kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different Alpine Fund, the IRS will require that you report any gain or loss on your redemption or exchange. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you held your shares.

If a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper.

Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

By law, the Fund must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.

Distributions by each Fund result in a reduction in the net asset value of that Fund’s shares. Should a distribution reduce the net asset value below a shareholder’s cost basis, such distribution nevertheless would be taxable as ordinary income or capital gain as described above to shareholders (who are not exempt from tax), even though, from an investment standpoint, it may constitute return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive what is in effect a return of capital upon the distribution which will nevertheless be taxable to shareholders subject to taxes.

Redemptions at a loss within six months of purchase

Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any exempt interest dividends and long-term capital gain distributed to you by a Fund on those shares.

Wash sales

All or a portion of any loss that you realize on a redemption of your Fund shares is disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before the redemption of the loss shares and ending 30 days after the loss shares redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

U.S. government securities

The income earned on certain U.S. government securities is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a Fund. The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Ginnie Mae or Fannie Mae securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends-received deduction for corporations

If you are a corporate shareholder, a percentage of the dividends to be paid by certain Funds for the most recent fiscal year may qualify for the dividends-received deduction. You may be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by a Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation. If a Fund’s income is derived primarily from either investments in foreign rather than domestic securities or interest rather than dividends, generally none of its distributions are expected to qualify for the corporate dividends-received deduction.

Original Issue Discount, Market Discount, and Acquisition Discount

Some debt obligations that a Fund may invest in could be subject to special rules imposed by the Code, such as original issue discount, market discount or acquisition discount. You should consult with your tax advisor with respect to the tax consequences of such special rules.

Taxation of Foreign Shareholders

Dividends paid by a Fund to foreign shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. In order to obtain a reduced rate of withholding, a foreign shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a foreign shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the foreign shareholder’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the foreign shareholder were a U.S. shareholder. A foreign corporation receiving effectively connected dividends may also be subject to an additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate). A foreign shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

A 30% withholding tax will be imposed on dividends paid after December 31, 2013 and redemption proceeds paid after December 31, 2014, to (i) foreign financial institutions including non-U.S. investment funds unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to enter into agreements with the IRS that state that they will provide the IRS information including the name, address and taxpayer identification number of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts maintained, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information, and determine certain other information as to their account holders. Other foreign entities will need to provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.

ADDITIONAL TAX INFORMATION

The tax information described in the section above applies to the Alpine Ultra Short Tax Optimized Income Fund and Alpine High Yield Managed Duration Municipal Fund, except as noted in this section.

Exempt-interest dividends

By meeting certain requirements of the Code, the Alpine Ultra Short Tax Optimized Income Fund and Alpine High Yield Managed Duration Municipal Fund will qualify to pay exempt-interest dividends to you. These dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are distributed to you. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or Guam), they also may be exempt from that state’s personal income taxes. Most states generally do not grant tax-free treatment to interest on state and municipal securities of other states.

Dividends from taxable income

The Alpine Ultra Short Tax Optimized Income Fund and Alpine High Yield Managed Duration Municipal Fund may earn taxable income from many sources, including on any temporary investments, the discount from stripped obligations or their coupons, income from securities loans or other taxable transactions, or ordinary income derived from the sale of market discount bonds. Any distributions by the Alpine Ultra Short Tax Optimized Income Fund from such income will be taxable to you as ordinary income, and generally will not be treated as qualified dividends subject to reduced rates of taxation for individuals. Distributions of ordinary income are taxable whether you reinvest your distributions in additional Alpine Ultra Short Tax Optimized Income Fund shares or receive them in cash.

Information on the amount and tax character of distributions

The Alpine Ultra Short Tax Optimized Income Fund and Alpine High Yield Managed Duration Municipal Fund will inform you of the amount of your taxable ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year, including the portion of the distributions that on average are comprised of taxable income or interest income that is a tax preference item when determining your alternative minimum tax. If you have not held Alpine Ultra Short Tax Optimized Income Fund shares for a full year, the Fund may designate and distribute to you, as taxable, tax-exempt or tax preference income, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by the Alpine Ultra Short Tax Optimized Income Fund in the previous calendar quarter, with a record date in such quarter, but paid in January are taxed to you as if paid in December.

Dividends-received deduction for corporations

Because the Alpine Ultra Short Tax Optimized Income Fund and Alpine High Yield Managed Duration Municipal Fund’s income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify for the corporate dividends-received deduction.

Treatment of private activity bond interest

Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for you when determining your alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject you to or increase your liability under the federal and state alternative minimum taxes, depending on your personal or corporate tax position. If you are a person defined in the Code as a substantial user (or person related to a user) of a facility financed by private activity bonds, you should consult with your tax advisor before buying shares of the Alpine Ultra Short Tax Optimized Income Fund or Alpine High Yield Managed Duration Municipal Fund.

Loss of status of securities as tax-exempt

Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to the security could cause interest on the security, as well as Alpine Ultra Short Tax Optimized Income Fund and Alpine High Yield Managed Duration Municipal Fund distributions derived from this interest, to become taxable, perhaps retroactively to the date the security was issued.

GENERAL INFORMATION

Capitalization and Organization

Shares have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so and in such event the holders of the remaining shares so voting will not be able to elect any Trustees.

The Trustees are authorized to classify and reclassify any issued class of shares of the Fund into shares of one or more classes of such Fund and to reclassify and issue any unissued shares to any number of additional series without shareholder approval. Accordingly, in the future, for reasons such as the desire to establish one or more additional portfolios of the Trust with different investment objectives, policies or restrictions, additional series or classes of shares may be created. Any issuance of shares of another series or class would be governed by the 1940 Act and the law of the State of Delaware. If shares of another series of the Trust were issued in connection with the creation of additional investment portfolios, each share of the newly created portfolio would normally be entitled to one vote for all purposes. Generally, shares of all portfolios, including the Funds, would vote as a single series on matters, such as the election of Trustees, that affected all portfolios in substantially the same manner. As to matters affecting each portfolio differently, such as approval of the Investment Advisory Agreement and changes in investment policy, shares of each portfolio would vote separately. In addition the Trustees may, in the future, create additional classes of shares of a Fund. Except for the different distribution related and other specific costs borne by classes of shares of a Fund that may be created in the future, each such class will have the same voting and other rights described as the other class or classes of such Fund.

Under the Trust’s Declaration of Trust (“Declaration of Trust”), each Trustee will continue in office until the termination of the Trust or his or her earlier death, incapacity, resignation or removal. Shareholders can remove a Trustee upon a vote of two-thirds of the outstanding shares of beneficial interest of the Trust. Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders. As a result, normally no annual or regular meetings of shareholders will be held, unless matters arise requiring a vote of shareholders under the Declaration of Trust or the 1940 Act.

Any Trustee may be removed at any meeting of shareholders by a vote of two-thirds of the outstanding shares of the Funds. A meeting of shareholders for the purpose of electing or removing one or more Trustees will be called (i) by the Trustees upon their own vote, or (ii) upon the demand of a shareholder or shareholders owning shares representing 10% or more of the outstanding shares. The rights of the holders of shares of a series of a Trust may not be modified except by the vote of a majority of the outstanding shares of such series.

Trustee and Officer Liability. Under the Declaration of Trust and its By-Laws, and under Delaware law, the Trustees, officers, employees and agents of the Trust are entitled to indemnification under certain circumstances against liabilities, claims and expenses arising from any threatened, pending or completed action, suit or proceeding to which they are made parties by reason of the fact that they are or were such Trustees, officers, employees or agents of the Trust, subject to the limitations of the 1940 Act which prohibit indemnification, which would protect such persons against liabilities to the Trust or its shareholders to which they would otherwise be subject by reason of their own bad faith, willful misfeasance, gross negligence or reckless disregard of duties.

Shareholder Liability. Under Delaware law, shareholders of a Fund could, under certain circumstances, be held personally liable for the obligations of the Trust but only to the extent of the shareholder’s investment. However, the Declaration of Trust disclaims liability of shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote.

Additional Information. All shareholder inquiries may be directed to the shareholder’s broker, or may be directed to a Fund at the address or telephone number shown on the front cover of this Statement of Additional Information. This Statement of Additional Information does not contain all the information set forth in the Registration Statement filed by the Trust with the SEC under the 1933 Act. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.

FINANCIAL STATEMENTS

Except for Alpine High Yield Managed Duration Municipal Fund, which is newly organized, the Funds’ financial statements appearing in their most current fiscal year Annual Report to shareholders and the report of [  ], the Funds’ independent registered public accounting firm appearing therein, are incorporated by reference in this SAI. The Annual Reports to Shareholders for each Fund, which contain the referenced statements, are available upon request and without charge.

APPENDIX “A” DESCRIPTION OF BOND RATINGS

SHORT-TERM RATINGS

Standard & Poor’s Issue Credit Rating Definitions

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long term or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short- term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Short-Term Issue Credit Ratings

A-1
A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated 'B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C
A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D
A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

SPUR (Standard & Poor's Underlying Rating)
This is a rating of a stand-alone capacity of an issue to pay debt service on a credit-enhanced debt issue, without giving effect to the enhancement that applies to it. These ratings are published only at the request of the debt issuer/obligor with the designation SPUR to distinguish them from the credit-enhanced rating that applies to the debt issue. Standard & Poor's maintains surveillance of an issue with a published SPUR.

Municipal Short-Term Note Ratings Definitions
A Standard & Poor's U.S. municipal note rating reflects Standard & Poor's opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor's analysis will review the following considerations:

•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1
Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3
Speculative capacity to pay principal and interest.

Dual Ratings
Standard & Poor's assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, 'AAA/A-1+'). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, 'SP-1+/A-1+').

The ratings and other credit related opinions of Standard & Poor's and its affiliates are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or make any investment decisions. Standard & Poor's assumes no obligation to update any information following publication. Users of ratings and credit related opinions should not rely on them in making any investment decision. Standard &Poor's opinions and analyses do not address the suitability of any security. Standard & Poor's Financial Services LLC does not act as a fiduciary or an investment advisor. While Standard & Poor's has obtained information from sources it believes to be reliable, Standard & Poor's does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives. Ratings and credit related opinions may be changed, suspended, or withdrawn at any time.

Active Qualifiers (Currently applied and/or outstanding)

i
This subscript is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation. The 'i' subscript indicates that the rating addresses the interest portion of the obligation only. The 'i' subscript will always be used in conjunction with the 'p' subscript, which addresses likelihood of receipt of principal. For example, a rated obligation could be assigned ratings of "AAAp NRi" indicating that the principal portion is rated "AAA" and the interest portion of the obligation is not rated.

L
Ratings qualified with 'L' apply only to amounts invested up to federal deposit insurance limits.

p
This subscript is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The 'p' subscript indicates that the rating addresses the principal portion of the obligation only. The 'p' subscript will always be used in conjunction with the 'i' subscript, which addresses likelihood of receipt of interest. For example, a rated obligation could be assigned ratings of "AAAp NRi" indicating that the principal portion is rated "AAA" and the interest portion of the obligation is not rated.

pi
Ratings with a 'pi' subscript are based on an analysis of an issuer's published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer's management and therefore may be based on less comprehensive information than ratings without a 'pi' subscript. Ratings with a 'pi' subscript are reviewed annually based on a new year's financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer's credit quality.

preliminary
Preliminary ratings, with the 'prelim' qualifier, may be assigned to obligors or obligations, including financial programs, in the circumstances described below. Assignment of a final rating is conditional on the receipt by Standard & Poor's of appropriate documentation. Standard & Poor's reserves the right not to issue a final rating. Moreover, if a final rating is issued, it may differ from the preliminary rating.

•	Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.

•
Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor's policies.

•
Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor's emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation and discussions with the obligor. Preliminary ratings may also be assigned to the obligors. These ratings consider the anticipated general credit quality of the reorganized or postbankruptcy issuer as well as attributes of the anticipated obligation(s).

•
Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in Standard & Poor's opinion, documentation is close to final. Preliminary ratings may also be assigned to these entities' obligations.

•
Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing or other transformative event, generally at the point that investor or lender commitments are invited. The preliminary rating may be assigned to the entity and to its proposed obligation(s). These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s), assuming successful completion of the transformative event. Should the transformative event not occur, Standard & Poor's would likely withdraw these preliminary ratings.

•	A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.

sf
The (sf) subscript is assigned to all issues and issuers to which a regulation, such as the European Union Regulation on Credit Rating Agencies, requires the assignment of an additional symbol which distinguishes a structured finance instrument or obligor (as defined in the regulation) from any other instrument or obligor. The addition of this subscript to a credit rating does not change the definition of that rating or our opinion about the issue's or issuer's creditworthiness.

t
This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

unsolicited
Unsolicited ratings are those credit ratings assigned at the initiative of Standard & Poor's and not at the request of the issuer or its agents.

Inactive Qualifiers (No longer applied or outstanding)

*
This symbol indicated continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.

c
This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable. Discontinued use in January 2001.

G
The letter 'G' followed the rating symbol when a fund's portfolio consists primarily of direct U.S. government securities.

pr
The letters 'pr' indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

q
A 'q' subscript indicates that the rating is based solely on quantitative analysis of publicly available information. Discontinued use in April 2001.

r
The 'r' modifier was assigned to securities containing extraordinary risks, particularly market risks, that are not covered in the credit rating. The absence of an 'r' modifier should not be taken as an indication that an obligation will not exhibit extraordinary non-credit related risks. Standard & Poor's discontinued the use of the 'r' modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

Local Currency and Foreign Currency Risks
Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody’s Credit Rating Definitions

Purpose

The system of rating securities was originated by John Moody in 1909. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which future relative creditworthiness of securities may be gauged.

Rating Symbols

Gradations of creditworthiness are indicated by rating symbols, with each symbol representing a group in which the credit characteristics are broadly the same. There are nine symbols as shown below, from that used to designate least credit risk to that denoting greatest credit risk:

Aaa Aa A Baa Ba B Caa Ca C

Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.

Absence of a Rating

Where no rating has been assigned or where a rating has been withdrawn, it may be for reasons unrelated to the creditworthiness of the issue.

Should no rating be assigned, the reason may be one of the following:

1.	An application was not received or accepted.

2.	The issue or issuer belongs to a group of securities or entities that are not rated as a matter of policy.

3.	There is a lack of essential data pertaining to the issue or issuer.

4.	The issue was privately placed, in which case the rating is not published in Moody's publications.

Withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Changes in Rating

The credit quality of most issuers and their obligations is not fixed and steady over a period of time, but tends to undergo change. For this reason changes in ratings occur so as to reflect variations in the intrinsic relative position of issuers and their obligations.

A change in rating may thus occur at any time in the case of an individual issue. Such rating change should serve notice that Moody's observes some alteration in creditworthiness, or that the previous rating did not fully reflect the quality of the bond as now seen. While because of their very nature, changes are to be expected more frequently among bonds of lower ratings than among bonds of higher ratings. Nevertheless, the user of bond ratings should keep close and constant check on all ratings — both high and low — to be able to note promptly any signs of change in status that may occur.

Limitations to Uses of Ratings*

Obligations carrying the same rating are not claimed to be of absolutely equal credit quality. In a broad sense, they are alike in position, but since there are a limited number of rating classes used in grading thousands of bonds, the symbols cannot reflect the same shadings of risk which actually exist.

As ratings are designed exclusively for the purpose of grading obligations according to their credit quality, they should not be used alone as a basis for investment operations. For example, they have no value in forecasting the direction of future trends of market price. Market price movements in bonds are influenced not only by the credit quality of individual issues but also by changes in money rates and general economic trends, as well as by the length of maturity, etc. During its life even the highest rated bond may have wide price movements, while its high rating status remains unchanged.

The matter of market price has no bearing whatsoever on the determination of ratings, which are not to be construed as recommendations with respect to "attractiveness". The attractiveness of a given bond may depend on its yield, its maturity date or other factors for which the investor may search, as well as on its credit quality, the only characteristic to which the rating refers.

Since ratings involve judgements about the future, on the one hand, and since they are used by investors as a means of protection, on the other, the effort is made when assigning ratings to look at "worst" possibilities in the "visible" future, rather than solely at the past record and the status of the present. Therefore, investors using the rating should not expect to find in them a reflection of statistical factors alone, since they are an appraisal of long-term risks, including the recognition of many non-statistical factors.

Though ratings may be used by the banking authorities to classify bonds in their bank examination procedure, Moody's ratings are not made with these bank regulations in mind. Moody's Investors Service's own judgement as to the desirability or non-desirability of a bond for bank investment purposes is not indicated by Moody's ratings.

Moody's ratings represent the opinion of Moody's Investors Service as to the relative creditworthiness of securities. As such, they should be used in conjunction with the descriptions and statistics appearing in Moody's publications. Reference should be made to these statements for information regarding the issuer. Moody's ratings are not commercial credit ratings. In no case is default or receivership to be imputed unless expressly stated.

*As set forth more fully on the copyright, credit ratings are, and must be construed solely as, statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities. Each rating or other opinion must be weighed solely as one factor in any investment decision made by or on behalf of any user of the information, and each such user must accordingly make its own study and evaluation of each security and of each issuer and guarantor of, and each provider of credit support for, each security that it may consider purchasing, selling or holding.

Moody’s Short-Term Ratings

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support- provider.

Short-Term vs. Long-term Ratings

Fitch’s National Credit Ratings

For those countries in which foreign and local currency sovereign ratings are below ‘AAA’, and where there is demand for such ratings, Fitch Ratings will provide National Ratings. It is important to note that each National Rating scale is unique and is defined to serve the needs of the local market in question.

The National Rating scale provides a relative measure of creditworthiness for rated entities only within the country concerned. Under this rating scale, an ‘AAA’ Long-Term National Rating will be assigned to the lowest relative risk within that country, which, in most but not all cases, will be the sovereign state.

The National Rating scale merely ranks the degree of perceived risk relative to the lowest default risk in that same country. Like local currency ratings, National Ratings exclude the effects of sovereign and transfer risk and exclude the possibility that investors may be unable to repatriate any due interest and principal repayments. It is not related to the rating scale of any other national market. Comparisons between different national scales or between an individual national scale and the international rating scale are therefore inappropriate and potentially misleading. Consequently they are identified by the addition of a special identifier for the country concerned, such as ‘AAA(arg)’ for National Ratings in Argentina.

In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature. In these countries, the agency’s National Rating definitions may be substituted by the regulatory scales. For instance Fitch’s National Short Term Ratings of ‘F1+(xxx)’, ‘F1(xxx)’, ‘F2(xxx)’ and ‘F3(xxx)’ may be substituted by the regulatory scales, e.g. ‘A1+’, ‘A1’, ‘A2’ and ‘A3’. The below definitions thus serve as a template, but users should consult the individual scales for each country listed on Fitch’s regional websites to determine if any additional or alternative category definitions apply.

Fitch’s National Short-Term Credit Ratings

F1(xxx)
Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Under the agency’s National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country. Where the liquidity profile is particularly strong, a “+” is added to the assigned rating.

F2(xxx)
Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F3(xxx)
Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

B(xxx)
Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

C(xxx)
Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

RD(xxx): Restricted default.
Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D (xxx)
Indicates actual or imminent payment default.

Notes to Long-Term and Short-Term National Ratings:

The ISO International Country Code is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies. For illustrative purposes, (xxx) has been used.

“+” or “-” may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the ‘AAA(xxx)’ Long-Term National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx)’.

LONG-TERM RATINGS

Standard & Poor’s Long-Term Issue Credit Ratings

Long-Term Issue Credit Ratings
Issue credit ratings are based, in varying degrees, on Standard & Poor's analysis of the following considerations:

•	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•·
Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA
An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C
Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C
A 'C' rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the 'C' rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D
An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due, unless Standard & Poor's believes that such payments will be made within the shorter of the stated grace period but not longer than five business days. Both a longer stated grace period and the absence of a stated grace period are irrelevant. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation's rating is lowered to 'D' upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (-)
The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR
This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

Moody’s Long-Term Debt Ratings

Long-Term Obligation Ratings

Moody’s long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Moody’s Long-Term Rating Definitions:

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Fitch’s National Long-Term Credit Ratings

AAA(xxx)
‘AAA’ National Ratings denote the highest rating assigned by the agency in its National Rating scale for that country. This rating is assigned to issuers or obligations with the lowest expectation of default risk relative to all other issuers or obligations in the same country.

AA(xxx)
‘AA’ National Ratings denote expectations of very low default risk relative to other issuers or obligations in the same country. The default risk inherent differs only slightly from that of the country’s highest rated issuers or obligations.

A(xxx)
‘A’ National Ratings denote expectations of low default risk relative to other issuers or obligations in the same country. However, changes in circumstances or economic conditions may affect the capacity for timely repayment to a greater degree than is the case for financial commitments denoted by a higher rated category.

BBB(xxx)
‘BBB’ National Ratings denote a moderate default risk relative to other issuers or obligations in the same country. However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment than is the case for financial commitments denoted by a higher rated category.

BB(xxx)
‘BB’ National Ratings denote an elevated default risk relative to other issuers or obligations in the same country. Within the context of the country, payment is uncertain to some degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

B(xxx)
‘B’ National Ratings denote a significantly elevated default risk relative to other issuers or obligations in the same country. Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payments is contingent upon a sustained, favorable business and economic environment. For individual obligations, this rating may indicate distressed or defaulted obligations with potential for extremely high recoveries.

CCC(xxx)
‘CCC’ National Ratings denote that default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

CC(xxx)
‘CC’ National Ratings denote that default of some kind appears probable.

C(xxx)
‘C’ National Ratings denote that default is imminent.

RD(xxx): Restricted default.
‘RD’ ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business. This would include:

a.	the selective payment default on a specific class or currency of debt;

b.
the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

c.	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

d.	execution of a distressed debt exchange on one or more material financial obligations.

D(xxx)
‘D’ National Ratings denote an issuer or instrument that is currently in default.

Notes to Long-Term and Short-Term National Ratings:

The ISO country code suffix is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies. For illustrative purposes, (xxx) has been used.

“+” or “-” may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the ‘AAA(xxx)’ Long- Term National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx)’.

MUNICIPAL NOTE RATINGS

Standard & Poor’s Municipal Short-Term Note Ratings Definitions

A Standard & Poor's U.S. municipal note rating reflects Standard & Poor's opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor's analysis will review the following considerations:

•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1
Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3
Speculative capacity to pay principal and interest.

Dual Ratings
Standard & Poor's assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, 'AAA/A-1+'). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, 'SP-1+/A-1+').

The ratings and other credit related opinions of Standard & Poor's and its affiliates are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or make any investment decisions. Standard & Poor's assumes no obligation to update any information following publication. Users of ratings and credit related opinions should not rely on them in making any investment decision. Standard &Poor's opinions and analyses do not address the suitability of any security. Standard & Poor's Financial Services LLC does not act as a fiduciary or an investment advisor. While Standard & Poor's has obtained information from sources it believes to be reliable, Standard & Poor's does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives. Ratings and credit related opinions may be changed, suspended, or withdrawn at any time.

See active and inactive qualifiers following Standard & Poor’s Short-Term Issue Credit Ratings beginning on page A-3.

Moody’s US Municipal Short-Term Debt And Demand Obligation Ratings

Short-Term Debt Ratings

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels — MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2	This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3	This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1
This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2
This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG3
This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory  short-term credit strength of the liquidity  provider and structural  and legal protections that ensure the timely payment of purchase price upon demand.

SG
This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

APPENDIX “B” FUTURES  AND OPTIONS

The following information should be read in conjunction with the discussions of options and futures elsewhere in this SAI.

OPTIONS ON SECURITIES

An option on a security provides the purchaser, or “holder,” with the right, but not the obligation, to purchase, in the case of a “call” option, or sell, in the case of a “put” option, the security or securities underlying the option, for a fixed exercise price up to a stated expiration date. The holder pays a non-refundable purchase price for the option, known as the “premium.” The maximum amount of risk the purchaser of the option assumes is equal to the premium plus related transaction costs, although the entire amount may be lost. The risk of the seller, or “writer,” however, is potentially unlimited, unless the option is “covered,” which is generally accomplished through the writer’s ownership of the underlying security, in the case of a call option, or the writer’s segregation of an amount of cash or securities equal to the exercise price, in the case of a put option. If the writer’s obligation is not covered, it is subject to the risk of the full change in value of the underlying security from the time the option is written until exercise.

Upon exercise of the option, the holder is required to pay the purchase price of the underlying security, in the case of a call option, or to deliver the security in return for the purchase price, in the case of a put option. Conversely, the writer is required to deliver the security, in the case of a call option, or to purchase the security, in the case of a put option. Options on securities which have been purchased or written may be closed out prior to exercise or expiration by entering into an offsetting transaction on the exchange on which the initial position was established, subject to the availability of a liquid secondary market.

Options on securities and options on indices of securities, discussed below, are traded on national securities exchanges, such as the Chicago Board Options Exchange and the NYSE, which are regulated by the Securities and Exchange Commission. The Options Clearing Corporation guarantees the performance of each party to an exchange-traded option, by in effect taking the opposite side of each such option. Options on securities and indices purchased and written by the Funds may be traded on NASDAQ rather than on an exchange. Any options not traded on an exchange must be effected with primary government securities dealers recognized by the Board of Governors of the Federal Reserve System.

An option position in an exchange traded option may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Funds will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option at any particular time. In such event it might not be possible to effect closing transactions in a particular option with the result that the Funds would have to exercise the option in order to realize any profit. This would result in the Funds incurring brokerage commissions upon the disposition of underlying securities acquired through the exercise of a call option or upon the purchase of underlying securities upon the exercise of a put option. If the Funds as covered call option writers are unable to effect a closing purchase transaction in a secondary market, unless the Funds are required to deliver the stock pursuant to the assignment of an exercise notice, they will not be able to sell the underlying security until the option expires.

Reasons for the potential absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume or (vi) one or more exchanges could, for economic or other reasons decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange which had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at a particular time, render certain of the facilities of any of the clearing corporations inadequate and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers’ orders. However, the Options Clearing Corporation, based on forecasts provided by the U.S. exchanges, believes that its facilities are adequate to handle the volume of reasonably anticipated options transactions, and such exchanges have advised such clearing corporation that they believe their facilities will also be adequate to handle reasonably anticipated volume.

Each Fund may also invest in so-called “synthetic” options or other options and derivative instruments written by broker-dealers, including options on baskets of specified securities. Synthetic options transactions involve the use of two financial instruments that, together, have the economic effect of an options transaction. The risks of synthetic options are generally similar to the risks of actual options, with the addition of increased market risk, liquidity risk, counterparty credit risk, legal risk and operations risk.

Options transactions may be effected on domestic and foreign securities exchanges or in the over-the-counter market. Options positions may be of the American or the European variety. An American style option may be exercised by the holder at any time after it is purchased until it expires. A European style option may be exercised only on its expiration date. When options are purchased over-the-counter, a Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. In addition, the Fund may have difficulty closing out its positions in over-the-counter and synthetic options, which could result in losses to the Fund. Over-the-counter option positions and various derivative instruments may be illiquid and, in such cases are subject to the limitations on the purchase of illiquid securities by the Funds.

OPTIONS ON STOCK INDICES

In contrast to an option on a security, an option on a stock index provides the holder with the right to make or receive a cash settlement upon exercise of the option, rather than the right to purchase or sell a security. The amount of this settlement is equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a call) or is below (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed “index multiplier.” The purchaser of the option receives this cash settlement amount if the closing level of the stock index on the day of exercise is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The writer of the option is obligated, in return for the premium received, to make delivery of this amount if the option is exercised. As in the case of options on securities, the writer or holder may liquidate positions in stock index options prior to exercise or expiration by entering into closing transactions on the exchange on which such positions were established, subject to the availability of a liquid secondary market.

The index underlying a stock index option may be a “broad-based” index, such as the Standard & Poor’s 500 Index or the New York Stock Exchange Composite Index, the changes in value of which ordinarily will reflect movements in the stock market in general. In contrast, certain options may be based on narrower market indices, such as the Standard & Poor’s 100 Index, or on indices of securities of particular industry groups, such as those of oil and gas or technology companies. A stock index assigns relative values to the stock included in the index and the index fluctuates with changes in the market values of the stocks so included.

FUTURES CONTRACTS ON FIXED INCOME SECURITIES AND STOCK INDICES

A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument, or for the making and acceptance of a cash settlement, at a stated time in the future, for a fixed price. By its terms, a futures contract provides for a specified settlement date on which, in the case of the majority of interest rate futures contracts, the fixed income securities underlying the contract are delivered by the seller and paid for by the purchaser, or on which, in the case of stock index futures contracts and certain interest rate futures contracts, the difference between the price at which the contract was entered into and the contract’s closing value is settled between the purchaser and seller in cash. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. In addition, futures contracts call for settlement only on the expiration date, and cannot be “exercised” at any other time during their term.

The purchase or sale of a futures contract also differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalent, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as “initial margin.” Subsequent payments to and from the broker, referred to as “variation margin,” are made on a daily basis as the value of the index or instrument underlying the futures contract fluctuates, making positions in the futures contract more or less valuable, a process known as “marking to the market.”

A futures contract may be purchased or sold only on an exchange, known as a “contract market,” designated by the Commodity Futures Trading Commission for the trading of such contract, and only through a registered futures commission merchant which is a member of such contract market. A commission must be paid on each completed purchase and sale transaction. The contract market clearing house guarantees the performance of each party to a futures contract by in effect taking the opposite side of such contract. At any time prior to the expiration of a futures contract, a trader may elect to close out its position by taking an opposite position on the contract market on which the position was entered into, subject to the availability of a secondary market, which will operate to terminate the initial position. At that time, a final determination of variation margin is made and any loss experienced by the trader is required to be paid to the contract market clearing house while any profit due to the trader must be delivered to it.

Interest rate futures contracts currently are traded on a variety of fixed income securities, including long-term U.S. Treasury Bonds, Treasury Notes, Government National Mortgage Association modified pass-through mortgage-backed securities, U.S. Treasury Bills, bank certificates of deposit and commercial paper.

A stock index futures contract provides for the making and acceptance of a cash settlement in much the same manner as the settlement of an option on a stock index. The types of indices underlying stock index futures contracts are essentially the same as those underlying stock index options, as described above. The index assigns weighted values to the securities included in the index and its composition is changed periodically.

OPTIONS ON FUTURES CONTRACTS

An option on a futures contract provides the holder with the right to enter into a “long” position in the underlying futures contract, in the case of a call option, or a “short” position in the underlying futures contract in the case of a put option, at a fixed exercise price to a stated expiration date. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position, in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader’s profit or loss on the transaction.

An option, whether based on a futures contract, a stock index or a security, becomes worthless to the holder when it expires. Upon exercise of an option, the exchange or contract market clearing house assigns exercise notices on a random basis to those of its members which have written options of the same series and with the same expiration date. A brokerage firm receiving such notices then assigns them on a random basis to those of its customers which have written options of the same series and expiration date. A writer therefore has no control over whether an option will be exercised against it, nor over the time of such exercise.

ALPINE INCOME TRUST
PART C - OTHER INFORMATION

ITEM 28.  EXHIBITS

Number	Description

(a)
(1) Declaration of Trust, previously filed as Exhibits to Registrant’s Registration Statement on Form N-1A filed on October 3, 2002, and incorporated herein by reference.

(2) Amended and Restated Declaration of Trust – To be filed by Amendment.

(3) Instrument of Establishment and Designation of Series of shares with respect to Alpine High Yield Managed Duration Municipal Fund – To be filed by Amendment.

(b)	By-Laws, previously filed as Exhibits to Registrant’s Registration Statement on Form N-1A filed on October 3, 2002, and incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders, incorporated by reference to the Declaration of Trust and By-Laws.

(d)
Form of Investment Advisory Agreement, previously filed as Exhibits to Registrant’s Registration Statement on Form N-1A, Post Effective Amendment No. 1 filed on November 25, 2002, and incorporated herein by reference.

(e)
(1) Distribution Agreement with Quasar Distributors, LLC, previously filed with the Registrant’s Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A on November 6, 2003 and is incorporated by reference.

(2) Form of Distribution Agreement with Quasar Distributors, LLC dated December 16, 2010, previously filed with the Registrant’s Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A on February 28, 2011 and is incorporated by reference.

(f)	Bonus or Profit Sharing Contracts – Not Applicable.

(g)	Custody Agreement

(1) Form of Custody Agreement with U.S. Bank, National Association, previously filed as Exhibits to Registrant’s Registration Statement on Form N-1A, Post Effective Amendment No. 1 filed on November 25, 2002, and incorporated herein by reference.

(2) Amendment dated August 14, 2007 to the Custody Agreement dated December 2, 2002 previously filed with the Registrant’s Post-Effective Amendment No. 10 to its Registration Statement on Form N-1A on February 28, 2008 and is incorporated by reference.

(3) Master Custody and Fund Accounting Agreement dated November 18, 2010, previously filed with the Registrant’s Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A on February 28, 2011 and is incorporated by reference.

(h)	Other Material Contracts.

(1)	Fund Accounting Servicing Agreement

(a)
Fund Accounting Servicing Agreement with U.S. Bancorp Fund Services, LLC previously filed with the Registrant’s Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A on November 6, 2003 and is incorporated by reference.

(b)
Fund Accounting Servicing Agreement with U.S. Bancorp Funds Services dated April 13, 2006, previously filed with the Registrant’s Post-Effective Amendment No. 12 to its Registration Statement on Form N-1A on December 29, 2009 and is incorporated by reference.

(c)
Amendment dated August 14, 2007 to the Fund Accounting Servicing Agreement dated April 13, 2006 previously filed with the Registrant’s Post-Effective Amendment No. 10 to its Registration Statement on Form N-1A on February 28, 2008 and is incorporated by reference.

(2)
Prospect Servicing Agreement with U.S. Bancorp Fund Services, LLC previously filed with the Registrant’s Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A on November 6, 2003 and is incorporated by reference.

(3)
Expense Limitation Agreement between Registrant on behalf of Alpine Municipal Money Market Fund and Alpine Management & Research, LLC previously filed with the Registrant’s Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A on November 6, 2003 and is incorporated by reference.

(4)	Expense Limitation Agreements
(a)
Expense Limitation Agreement between Registrant on behalf of Alpine Tax Optimized Income Fund and Alpine Management & Research, LLC previously filed with the Registrant’s Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A on November 6, 2003 and is incorporated by reference.

	(b)	Expense Limitation Agreement between Registrant on behalf of Alpine High Yield Managed Duration Municipal Fund – To be filed by Amendment.

(5)	Power of Attorney

(a)	Previously filed with the Registrant’s Post-Effective Amendment No. 2 to its Registration Statement on Form N-1A on September 10, 2003 and is incorporated by reference.

(b)	Previously filed with the Registrant’s Post-Effective Amendment No.7 to its Registration Statement on Form N-1A on March 1, 2005 and is incorporated by reference.

	(c)	Power of Attorney – previously filed with the Registrant’s Post-Effective Amendment No. 12 to its Registration Statement on Form N-1A on December 29, 2009 and is incorporated by reference.

	(d)	Power of Attorney – previously filed with the Registrant’s Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A on February 28, 2012 and is incorporated by reference.

	(e)	Power of Attorney, on behalf of Eleanor Hoagland, is filed herewith.

(6)	Fund Administration Servicing Agreement

(a)
Administration Agreement with U.S. Bancorp Fund Services, LLC previously filed with the Registrant’s Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A on November 6, 2003 and is incorporated by reference.

(b)
Amendment dated November 1, 2004 to the Fund Administration Servicing Agreement, dated as of the 22nd day of September, 2003 previously filed with the Registrant’s Post-Effective Amendment No. 10 to its Registration Statement on Form N-1A on February 28, 2008 and is incorporated by reference.

(c)
Addendum dated as of this 30th day of November, 2006 to the Fund Administration Servicing Agreement, dated as of September 22, 2003, as amended November 1, 2004 previously filed with the Registrant’s Post-Effective Amendment No. 10 to its Registration Statement on Form N-1A on February 28, 2008 and is incorporated by reference.

(d)
Amendment dated August 14, 2007 to the Fund Administration Servicing Agreement dated September 22, 2006, as amended November 1, 2004 and November 30, 2006 previously filed with the Registrant’s Post-Effective Amendment No. 10 to its Registration Statement on Form N-1A on February 28, 2008 and is incorporated by reference.

(e)
Administration Agreement dated November 18, 2010, previously filed with the Registrant’s Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A on February 28, 2011 and is incorporated by reference.

(f)
Amendment No. 1 to the Administration Agreement, previously filed with the Registrant’s Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A on February 28, 2011 and is incorporated by reference.

(7)	Transfer Agent Servicing Agreement

(a)
Transfer Agent Servicing Agreement with U.S. Bancorp Fund Services, LLC previously filed with the Registrant’s Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A on November 6, 2003 and is incorporated by reference.

(b)
Amendment dated as of November 1, 2004 to the Transfer Agent Servicing Agreement, dated as of the 22nd day of September, 2003 previously filed with the Registrant’s Post-Effective Amendment No. 10 to its Registration Statement on Form N-1A on February 28, 2008 and is incorporated by reference.

(c)
Amendment dated as of February 17, 2006 to the Transfer Agent Servicing Agreement, dated as of September 22, 2003, as amended November 1, 2004 previously filed with the Registrant’s Post-Effective Amendment No. 10 to its Registration Statement on Form N-1A on February 28, 2008 and is incorporated by reference.

(d)
Amendment dated August 14, 2007 to the Transfer Agent Servicing Agreement dated September 22, 2006, as amended November 1, 2004 and February 17, 2006 previously filed with the Registrant’s Post-Effective Amendment No. 10 to its Registration Statement on Form N-1A on February 28, 2008 and is incorporated by reference.

(e)
Transfer Agency and Service Agreement dated December 8, 2010, previously filed with the Registrant’s Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A on February 28, 2011 and is incorporated by reference.

(f)
Amendment No. 1 to the Transfer Agency and Service Agreement, previously filed with the Registrant’s Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A on February 28, 2011 and is incorporated by reference.

(i)	Opinion of Richards, Layton and Finger, P.A. with respect to the legality of shares of Alpine High Yield Managed Duration Municipal Fund, to be filed by Amendment.

(j)	Consent of Independent Registered Public Accounting Firm – Not Applicable.

(k)	Omitted Financial Statements – Not Applicable.

(l)
Initial Capital Agreement, previously filed as Exhibits to Registrant’s Registration Statement on Form N-1A, Post Effective Amendment No. 1 filed on November 25, 2002, and incorporated herein by reference.

(m)	(i)
Distribution Plan of Adviser Class Shares of the Alpine Tax Optimized Income Fund, previously filed with the Registrant’s Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A on November 6, 2003 and is incorporated by reference.

(ii)
Distribution Plan of Adviser Class Shares of the Alpine Municipal Money Market Fund, previously filed with the Registrant’s Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A on November 6, 2003 and is incorporated by reference.

(n)
Multiple Class Plan for Alpine Income Trust, previously filed with the Registrant’s Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A on November 6, 2003 and is incorporated by reference.

(o)	Reserved

(p)	Code of Ethics

(i)
Joint Code of Ethics of Registrant and Alpine Management & Research, LLC, previously filed as Exhibits to Registrant’s Registration Statement on Form N-1A, Post Effective Amendment No. 1 filed on November 25, 2002, and incorporated herein by reference.

(ii)
Joint Code of Ethics as amended September 24, 2007 previously filed with the Registrant’s Post-Effective Amendment No. 10 to its Registration Statement on Form N-1A on February 28, 2008 and is incorporated by reference.

(iii)
Joint Code of Ethics dated December 16, 2010, previously filed with the Registrant’s Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A on February 28, 2011 and is incorporated by reference.

(iv)
Joint Code of Ethics dated September 7, 2011, previously filed with the Registrant’s Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A on February 28, 2012 and is incorporated by reference.

(v)	Joint Code of Ethics dated December 18, 2012, is filed herewith.

ITEM 29.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

No person is directly or indirectly controlled by or under common control with the Registrant.

ITEM 30.  INDEMNIFICATION

A Delaware statutory trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article III, Section 7 of Registrant’s Declaration of Trust provides that if any Shareholder or former Shareholder shall be exposed to liability by reason of a claim or demand relating to his or her being or having been a Shareholder, and not because of his or her acts or omissions, the Shareholder or former Shareholder (or his or her heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified out of the assets of the Trust against all loss and expense arising from such claim or demand.

Pursuant to Article VII, Section 2 of the Declaration of Trust, the Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Investment Manager or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and the Trust out of its assets shall indemnify and hold harmless each and every Trustee from and against any and all claims and demands whatsoever arising out of or related to each Trustee’s performance of his duties as a Trustee of the Trust to the fullest extent permitted by law; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee from or against any liability to the Trust or any Shareholder to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and pursuant to Article VI of Registrant’s By-Laws, officers, Trustees, employees and agents of Registrant may be indemnified against certain liabilities in connection with Registrant.

Registrant intends to maintain an insurance policy insuring its officers and Trustees against certain liabilities, and certain costs of defending claims against such officers and Trustees, and to bear the costs of such policy except for such costs as is determined to be attributable to coverage protecting such persons against liabilities to which they may become subject as a consequence of their own willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy will also insure Registrant against the cost of indemnification payments to officers and Trustees under certain circumstances.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the Investment Company Act so long as the interpretations of Sections 17(h) and 17(i) of the Investment Company Act remain in effect and are consistently applied.

Item 31. Business and Other Connections of the Investment Adviser.

The information required by this item with respect to Alpine Woods Capital Investors, LLC is incorporated by reference to the Form ADV (File No. 801-55110) of Alpine Management & Research, LLC.  The information required by this item with respect to Saxon Woods Advisors, LLC is incorporated by reference to the Form ADV (File No. 801-56918) of Saxon Woods Advisors, LLC.

Item 32. Principal Underwriter.

(a)	Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Fund Name	Fund Name	Fund Name
AC One Funds	DSM Capital Funds	Morgan Dempsey Funds
Academy Fund Trust	Edgar Lomax Value Fund	Muhlenkamp (Wexford Trust)
Advantus Mutual Funds	Empiric Funds, Inc.	Muzinich Funds
Aegis Funds	Evermore Global Investors Trust	New Path Funds
Akre Funds	FactorShares Trust	Orinda Funds
Al Frank Funds	First American Funds, Inc.	O'Shaughnessy Funds
Allied Asset Advisors Funds	Fort Pitt Capital Group, Inc.	Osterweis Funds
Alpha Funds	Fund X Funds	Pension Partners Funds
AlphaClone ETF Fund	Geneva Advisors Funds	Permanent Portfolio Funds
Alpine Equity Trust	Gerstein Fisher Funds	Perritt Opportunities Funds
Alpine Income Trust	Glenmede Fund, Inc.	Phocas Financial Funds
Alpine Series Trust	Glenmede Portfolios	PIA Funds
American Trust	GoodHaven Funds	Poplar Forest Partners Fund
Appleton Group	Great Lakes Funds	Portfolio 21
Artio Global Funds	Greenspring Fund	Primecap Odyssey Funds
Barrett Growth Fund	Guinness Atkinson Funds	Prospector Funds
Barrett Opportunity Fund	Harding Loevner Funds	Provident Mutual Funds, Inc.
Becker Value Equity Fund	Hennessy Funds, Inc	Purisima Funds
Boston Common Funds	Hennessy Mutual Funds, Inc.	Rainier Funds
Brandes Investment Trust	Hennessy SPARX Funds Trust	RBC Funds Trust
Brandywine Blue Funds, Inc.	Hodges Funds	Reinhart Funds
Brandywine Fund, Inc.	Hotchkis & Wiley Funds	Roosevelt Funds
Bridges Investment Fund, Inc.	Huber Funds	Samson Funds
Bright Rock Funds	Intrepid Capital Management	Scharf Funds
Brookfield Investment Funds	IronBridge Funds	Schooner Investment Group
Brown Advisory Funds	Jacob Funds II	SCS Financial Funds
Buffalo Funds	Jacob Funds, Inc.	Shenkman Funds
Bushido Funds	Jensen Funds	Smead Value Fund
CAN SLIM Select Growth Fund	Kellner Funds	Snow Capital Family of Funds
Capital Advisors Funds	Keystone Mutual Funds	Strategic Income Funds

Chase Funds	Kirr Marbach Partners Funds, Inc	Teberg Fund
Coldstream Funds	Lawson Kroeker Funds	Thomas White Funds
Collins Capital Funds	Litman Gregory Masters Funds	Thompson IM Funds, Inc.
Congress Funds	LKCM Funds	Tiedemann Funds
Contravisory Funds	LoCorr Funds	TIFF Investment Program, Inc.
Convergence Funds	Logan Capital Funds	Tortoise Funds
Corporate America Fund	MainGate MLP Funds	Tygh Capital Management
Country Funds	Matrix Asset Advisors, Inc.	USA Mutuals Funds
Cove Street Capital Funds	MD Sass	Villere Fund
Cushing MLP Funds	Merger Fund	Wall Street Fund, Inc.
Davidson Funds	Monetta Fund, Inc.
DoubleLine Funds	Monetta Trust

Quasar is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers.  Quasar is located at 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202.

(b)	The following is a list of the executive officers, directors and partners of Quasar.

The business address for each of the executive officers and directors of Quasar, except Mr. Kern and Mr. Falkeis, is US Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, WI 53202.  The business address for Mr. Kern and Mr. Falkeis is US Bancorp Fund Services, LLC, 777 East Wisconsin Avenue, Milwaukee, WI  53202.

Name and Principal Business Address	Positions and Offices with Principal Underwriter	Positions and Officers With Fund
James Robert Schoenike	President and Board Member	None
Joe Redwine	Board Member	None
Robert Kern	Board Member	None
Eric Walter Falkeis	Board Member	None
Andrew M. Strnad	Secretary	None
Teresa Cowan	Assistant Secretary	None
Susan LaFond	Treasurer	None
John Kinsella	Assistant Treasurer	None
Brett Scribner	Assistant Treasurer	None
Joseph Bree	Chief Financial Officer	None

(c)	Not applicable.

Item 33. Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the following locations:

Records Relating to:	Are located at:

Registrant’s Transfer Agent	Boston Financial Data Services, Inc.
PO Box 8061
Boston, MA 02266

Registrant’s Investment Adviser and Principal	Alpine Woods Capital Investors, LLC
Underwriter	2500 Westchester Avenue, Suite 215
Purchase, NY 10577
(records required by paragraphs (a)(4), (a)(5), (a)(6),
(a)(10), (a)(11), and (f) of Rule 31a-1)

Registrant’s Fund Accountant, Custodian and Administrator	State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

ITEM 34. MANAGEMENT SERVICES
Not Applicable

ITEM 35. UNDERTAKINGS
Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, ALPINE INCOME TRUST, has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Purchase and State of New York on the 27th day of December, 2012.

ALPINE INCOME TRUST
By:	/s/ Samuel A. Lieber
Samuel A. Lieber, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on December 27, 2012.

SIGNATURES	TITLE

/s/ Samuel A. Lieber	President and Trustee
Samuel A. Lieber	(Principal Executive Officer)

Eleanor T.M. Hoagland**	Trustee
Eleanor T.M. Hoagland

H. Guy Leibler*	Trustee
H. Guy Leibler

Jeffrey Wacksman*	Trustee
Jeffrey Wacksman

James A. Jacobson*	Trustee
James A. Jacobson

/s/ Samuel A. Lieber
Samuel A. Lieber

*Attorney-in-Fact pursuant to Power of Attorney dated December 16, 2010, previously filed with the Registrant’s Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A on February 28, 2011 and is incorporated by reference.

**Attorney-in-Fact pursuant to Power of Attorney dated December 19, 2012, is filed with this Post-Effective Amendment.

ALPINE INCOME TRUST

EXHIBIT INDEX

(h)(5)(e)	Power of Attorney, on behalf of Eleanor Hoagland
(p)(v)	Joint Code of Ethics dated December 18, 2012